Registration No. 333-17671
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                       POST-EFFECTIVE AMENDMENT NO. 19 TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
               of
AXA EQUITABLE LIFE INSURANCE COMPANY         Christopher M. Condron,
     (Exact Name of Trust)                   Chief Executive Officer
AXA EQUITABLE LIFE INSURANCE COMPANY     AXA Equitable Life Insurance Company
   (Exact Name of Depositor)               1290 Avenue of the Americas
  1290 Avenue of the Americas                New York, New York 10104
   New York, New York 10104             (Name and Address of Agent for Service)
(Address of Depositor's Principal
     Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

           DODIE KENT                                 with a copy to:
   Vice President and Counsel                   Christopher E. Palmer, Esq.
AXA Equitable Life Insurance Company                Goodwin Procter LLP
  1290 Avenue of the Americas                     901 New York Avenue, N.W.
    New York, New York 10104                      Washington, D.C. 20001

                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485

|X|   on  May 1, 2006  pursuant to paragraph (b) of Rule 485

|_|   60 days after filing pursuant to paragraph (a) of Rule 485

|_|   on (   date    ) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 19 ("PEA") to the Form S-6 Registration Statement No. 333-17671 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplement to the Champion 2000 prospectus. The supplement contains year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Champion 2000 prospectus, or any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

Variable Life Insurance Policies
   IL Protector(R)
   Incentive Life Plus(R)
   Special Offer Policy
   Survivorship 2000
   Incentive Life(SM) 2000
   Champion 2000
   Incentive Life(SM)

PROSPECTUS SUPPLEMENT DATED MAY 1, 2006

--------------------------------------------------------------------------------

This supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(1)

(1) ABOUT THE PORTFOLIOS OF THE TRUSTS. You should note that some Portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as your AXA Equitable policy. These Portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.

AXA Equitable serves as the investment manager of the Portfolios of the EQ Advisors Trust and the AXA Premier VIP Trust. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. Please see "Investment Portfolios" later in this supplement for information regarding the fees and expenses.

Portfolios of the Trusts


------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
Portfolio Name                 Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
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AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
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AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
ALLOCATION                    greater emphasis on current income.

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AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current           o AXA Equitable
                              income.
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AXA MODERATE-PLUS             Seeks long-term capital appreciation and current           o AXA Equitable
ALLOCATION                    income, with a greater emphasis on capital
                              appreciation.
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AXA PREMIER VIP AGGRESSIVE    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY                                                                                  o Legg Mason Capital Management, Inc.
                                                                                         o MFS Investment Management
                                                                                         o Marsico Capital Management, LLC

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AXA PREMIER VIP CORE BOND     To seek a balance of a high current income and capital     o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.     o Pacific Investment Management Company LLC
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AXA PREMIER VIP HEALTH CARE   Long-term growth of capital.                               o A I M Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP

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AXA PREMIER VIP HIGH YIELD    High total return through a combination of current         o Pacific Investment Management Company LLC
                              income and capital appreciation.                           o Post Advisory Group, LLC
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


(1) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.

              Copyright 2005 AXA Equitable Life Insurance Company
                              All rights reserved.

                                                                   x01229/AGENCY

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AXA PREMIER VIP TRUST
Portfolio Name                    Objective                                              Adviser(s)
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
AXA PREMIER VIP                  Long-term growth of capital.                           o AllianceBernstein L.P.
 INTERNATIONAL EQUITY                                                                   o J.P. Morgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
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AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                           o AllianceBernstein L.P.
 CORE EQUITY                                                                            o Janus Capital Management LLC
                                                                                        o Thornburg Investment Management, Inc.
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AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                           o AllianceBernstein L.P.
 GROWTH                                                                                 o RCM Capital Management LLC
                                                                                        o TCW Investment Management Company
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AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                           o AllianceBernstein L.P.
 VALUE                                                                                  o Institutional Capital Corporation
                                                                                        o MFS Investment Management
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AXA PREMIER VIP MID              Long-term growth of capital.                           o AllianceBernstein L.P.
 CAP GROWTH                                                                             o Franklin Advisers, Inc.
                                                                                        o Provident Investment Counsel, Inc.
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AXA PREMIER VIP MID              Long-term growth of capital.                           o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                              o TCW Investment Management Company
                                                                                        o Wellington Management Company, LLP
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AXA PREMIER VIP TECHNOLOGY       Long-term growth of capital.                           o Firsthand Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
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EQ ADVISORS TRUST
Portfolio Name                   Objective                                              Adviser(s)
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EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
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EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                  o AllianceBernstein L.P.
 INCOME
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EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent        o AllianceBernstein L.P.
GOVERNMENT SECURITIES            with relative stability of principal.
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EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
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EQ/ALLIANCE LARGE CAP            Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 GROWTH
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EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
                                 moderate risk to capital.
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EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 GROWTH
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EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                            o AllianceBernstein L.P.
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EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                  o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                            o Bridgeway Capital Management, Inc.
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EQ/CAPITAL GUARDIAN GROWTH       Seeks long-term growth of capital.                     o Capital Guardian Trust Company
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

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
Portfolio Name                Objective                                                 Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 INTERNATIONAL
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EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
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EQ/CAPITAL GUARDIAN U.S.      Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 EQUITY
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EQ/EQUITY 500 INDEX           Seeks a total return before expenses that approximates    o AllianceBernstein L.P.
                              the total return performance of the S&P 500 Index,
                              including reinvestment of dividends, at a risk level
                              consistent with that of the S&P 500 Index.
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EQ/EVERGREEN OMEGA            Seeks long-term capital growth.                           o Evergreen Investment Management
                                                                                          Company, LLC
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EQ/FI MID CAP                 Seeks long-term growth of capital.                        o Fidelity Management & Research Company
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EQ/FI MID CAP VALUE           Seeks long-term capital appreciation.                     o Fidelity Management & Research Company
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EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with      o J.P. Morgan Investment Management Inc.
                              moderate risk to capital and maintenance of liquidity.
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EQ/JPMORGAN VALUE             Seeks long-term capital appreciation.                     o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
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EQ/JANUS LARGE CAP GROWTH     Seeks long-term growth of capital.                        o Janus Capital Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE     Seeks capital appreciation.                               o Lazard Asset Management

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EQ/MARSICO FOCUS              Seeks long-term growth of capital.                        o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE        Seeks capital appreciation and secondarily, income.       o Mercury Advisors
 EQUITY
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EQ/MERCURY INTERNATIONAL      Seeks to provide current income and long-term growth      o Merrill Lynch Investment Managers
 VALUE                        of income, accompanied by growth of capital.                International Limited
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EQ/MFS EMERGING GROWTH        Seeks to provide long-term capital growth.                o MFS Investment Management
 COMPANIES
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EQ/MFS INVESTORS TRUST        Seeks long-term growth of capital with a secondary        o MFS Investment Management
                              objective to seek reasonable current income. For
                              purposes of this Portfolio, the words "reasonable
                              current income" mean moderate income.
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EQ/MONEY MARKET               Seeks to obtain a high level of current income,           o The Dreyfus Corporation
                              preserve its assets and maintain liquidity.
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EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before         o AllianceBernstein L.P.
                              the deduction of portfolio expenses) the total return
                              of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING        Seeks long-term capital appreciation.                     o Morgan Stanley Investment Management, Inc.
 MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------------------

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LAUDUS
VARIABLE INSURANCE TRUST
Portfolio Name                 Objective                                                Investment Manager/Adviser
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE    Seeks to increase the value of your investment in bull    o Charles Schwab Investment Management, Inc.
LONG/SHORT EQUITY             markets and bear markets through strategies that are      o AXA Rosenberg Investment Management LLC
                              designed to have limited exposure to general equity
                              market risk.
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PREMIER VIT
Portfolio Name                Objective                                                 Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
OPCAP RENAISSANCE             Seeks long-term capital appreciation and income.          o OpCap Advisors LLC
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THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
 Portfolio Name                Objective                                                Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- Class I   Seeks to provide above average current income             o Van Kampen (is the name under which
                              and long-term capital appreciation by investing             Morgan Stanley Investment Management Inc.
                              primarily in equity securities of companies in the          does business under certain situations)
                              U.S. real estate industry, including real estate
                              investment trusts.
------------------------------------------------------------------------------------------------------------------------------------


You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 888-855-5100.


(2) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table below, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. This table shows the fees and expenses for 2005 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.

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                                                                                                              Fee Waivers
                                                                                  Underlying                    and/or
                                                                                  Portfolio        Total       Expense     Net Total
                                               Management     12b-1    Other      Fees and       Annual      Reimburse-     Annual
 Portfolio Name                                 Fees(1)      Fees(2) Expenses(3)  Expenses(4)   Expenses(5)     ments(6)   Expenses
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                      0.10%           --      0.19%        0.91%         1.20%         (0.19)%     1.01%
AXA Conservative Allocation                    0.10%           --      0.22%        0.58%         0.90%         (0.22)%     0.68%
AXA Conservative-Plus Allocation               0.10%           --      0.19%        0.64%         0.93%         (0.19)%     0.74%
AXA Moderate Allocation                        0.10%           --      0.17%        0.71%         0.98%         (0.17)%     0.81%
AXA Moderate-Plus Allocation                   0.10%           --      0.17%        0.84%         1.11%         (0.17)%     0.94%
AXA Premier VIP Aggressive Equity              0.60%           --      0.20%          --          0.80%            --       0.80%
AXA Premier VIP Core Bond                      0.60%         0.25%     0.18%          --          1.03%         (0.08)%     0.95%
AXA Premier VIP Health Care                    1.20%         0.25%     0.28%          --          1.73%          0.00%      1.73%
AXA Premier VIP High Yield                     0.58%           --      0.18%          --          0.76%            --       0.76%
AXA Premier VIP International Equity           1.05%         0.25%     0.28%          --          1.58%          0.00%      1.58%
AXA Premier VIP Large Cap Core Equity          0.90%         0.25%     0.25%          --          1.40%         (0.05)%     1.35%
AXA Premier VIP Large Cap Growth               0.90%         0.25%     0.23%          --          1.38%         (0.03)%     1.35%
AXA Premier VIP Large Cap Value                0.90%         0.25%     0.22%          --          1.37%         (0.02)%     1.35%
AXA Premier VIP Mid Cap Growth                 1.10%         0.25%     0.25%          --          1.60%          0.00%      1.60%
AXA Premier VIP Mid Cap Value                  1.10%         0.25%     0.19%          --          1.54%          0.00%      1.54%
AXA Premier VIP Technology                     1.20%         0.25%     0.22%          --          1.67%          0.00%      1.67%
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                       0.47%           --      0.13%          --          0.60%            --       0.60%
EQ/Alliance Growth and Income                  0.56%           --      0.13%          --          0.69%            --       0.69%
EQ/Alliance Intermediate Government Securities 0.50%           --      0.14%          --          0.64%            --       0.64%
EQ/Alliance International                      0.72%           --      0.21%          --          0.93%         (0.08)%     0.85%
EQ/Alliance Large Cap Growth                   0.90%         0.25%     0.13%          --          1.28%         (0.23)%     1.05%
EQ/Alliance Quality Bond                       0.50%           --      0.13%          --          0.63%            --       0.63%
EQ/Alliance Small Cap Growth                   0.75%           --      0.13%          --          0.88%            --       0.88%
EQ/Bernstein Diversified Value                 0.61%         0.25%     0.13%          --          0.99%         (0.04)%     0.95%
EQ/Calvert Socially Responsible                0.65%         0.25%     0.27%          --          1.17%         (0.12)%     1.05%
EQ/Capital Guardian Growth                     0.65%         0.25%     0.17%          --          1.07%         (0.12)%     0.95%
EQ/Capital Guardian International              0.85%         0.25%     0.23%          --          1.33%         (0.13)%     1.20%
EQ/Capital Guardian Research                   0.65%         0.25%     0.13%          --          1.03%         (0.08)%     0.95%
EQ/Capital Guardian U.S. Equity                0.65%         0.25%     0.13%          --          1.03%         (0.08)%     0.95%
EQ/Equity 500 Index                            0.25%           --      0.13%          --          0.38%            --       0.38%
EQ/Evergreen Omega                             0.65%         0.25%     0.18%          --          1.08%          0.00%      1.08%
EQ/FI Mid Cap                                  0.69%         0.25%     0.14%          --          1.08%         (0.08)%     1.00%
EQ/FI Mid Cap Value                            0.73%         0.25%     0.14%          --          1.12%         (0.02)%     1.10%
EQ/Janus Large Cap Growth                      0.90%         0.25%     0.15%          --          1.30%         (0.15)%     1.15%
EQ/JPMorgan Core Bond                          0.44%         0.25%     0.13%          --          0.82%          0.00%      0.82%
EQ/JPMorgan Value Opportunities                0.60%         0.25%     0.15%          --          1.00%         (0.05)%     0.95%
EQ/Lazard Small Cap Value                      0.73%         0.25%     0.14%          --          1.12%         (0.02)%     1.10%
EQ/Marsico Focus                               0.87%         0.25%     0.13%          --          1.25%         (0.10)%     1.15%
EQ/Mercury Basic Value Equity                  0.57%         0.25%     0.13%          --          0.95%          0.00%      0.95%
EQ/Mercury International Value                 0.85%         0.25%     0.23%          --          1.33%         (0.08)%     1.25%
EQ/MFS Emerging Growth Companies               0.65%         0.25%     0.14%          --          1.04%            --       1.04%
EQ/MFS Investors Trust                         0.60%         0.25%     0.18%          --          1.03%         (0.08)%     0.95%
EQ/Money Market                                0.34%           --      0.13%          --          0.47%            --       0.47%
EQ/Small Company Index                         0.25%           --      0.16%          --          0.41%          0.00%      0.41%
EQ/Van Kampen Emerging Markets Equity          1.15%         0.25%     0.48%          --          1.88%         (0.08)%     1.80%
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Laudus Variable Insurance Trust:
------------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity   1.50%         0.25%     1.48%          --          3.23%         (0.02)%     3.21%
------------------------------------------------------------------------------------------------------------------------------------
Premier VIT:
------------------------------------------------------------------------------------------------------------------------------------
OpCap Renaissance                              0.80%           --      0.35%          --          1.15%         (0.02)%     1.13%
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.:
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class I                    0.75%           --      0.28%          --          1.03%          0.00%      1.03%
------------------------------------------------------------------------------------------------------------------------------------

(1) The management fees shown reflect revised management fees, effective May 1, 2006, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of the AXA Premier VIP Trust and the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policy. A "--" indicates that there is no Rule 12b-1 Plan in place for the Portfolio shown.

(3) Other expenses shown are those incurred in 2005. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Other expenses for OpCap Renaissance are inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank.

(4) The AXA Allocation variable investment options invest in corresponding portfolios of the AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been weighted based on the respective investment allocation as of 12/31/05. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(5) Total Annual Expenses shown are based, in part, on estimated expense amounts for options added during the fiscal year 2005 and for the underlying portfolios.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class I and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Van Kampen reserves the right to terminate any waiver and/or reimbursement at any time without notice. OpCap Advisors LLC is the Investment Adviser of the Premier VIT -- OpCap Renaissance Portfolio, and has contractually agreed to waive any amounts payable to the Investment Adviser and reimburse the Portfolio so that the total operating expenses of the Portfolio (net of any expense offsets) do not exceed specified amounts. Charles Schwab Investment Management, Inc., the manager of the Laudus Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio, has voluntarily agreed to reimburse expenses in excess of specified amounts. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust Portfolio and EQ Advisors Trust Portfolio is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:


----------------------------------------------------------
                   Portfolio Name
----------------------------------------------------------
   AXA Premier VIP Aggressive Equity       0.73%
----------------------------------------------------------
   AXA Premier VIP Health Care             1.71%
----------------------------------------------------------
   AXA Premier VIP International Equity    1.54%
----------------------------------------------------------
   AXA Premier VIP Large Cap Core Equity   1.33%
----------------------------------------------------------
   AXA Premier VIP Large Cap Growth        1.33%
----------------------------------------------------------
   AXA Premier VIP Large Cap Value         1.29%
----------------------------------------------------------
   AXA Premier VIP Mid Cap Growth          1.55%
----------------------------------------------------------
   AXA Premier VIP Mid Cap Value           1.49%
----------------------------------------------------------
   AXA Premier VIP Technology              1.61%
----------------------------------------------------------
   EQ/Alliance Common Stock                0.58%
----------------------------------------------------------
   EQ/Alliance Growth and Income           0.66%
----------------------------------------------------------
   EQ/Alliance International               0.84%
----------------------------------------------------------
   EQ/Alliance Large Cap Growth            1.02%
----------------------------------------------------------
   EQ/Alliance Small Cap Growth            0.84%
----------------------------------------------------------
   EQ/Bernstein Diversified Value          0.88%
----------------------------------------------------------
   EQ/Calvert Socially Responsible         1.03%
----------------------------------------------------------
   EQ/Capital Guardian Growth              0.94%
----------------------------------------------------------
   EQ/Capital Guardian International       1.18%
----------------------------------------------------------
   EQ/Capital Guardian Research            0.94%
----------------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.94%
----------------------------------------------------------
   EQ/Evergreen Omega                      0.88%
----------------------------------------------------------
   EQ/FI Mid Cap                           0.95%
----------------------------------------------------------
   EQ/FI Mid Cap Value                     1.08%
----------------------------------------------------------
   EQ/Janus Large Cap Growth               1.14%
----------------------------------------------------------
   EQ/Lazard Small Cap Value               1.01%
----------------------------------------------------------
   EQ/Marsico Focus                        1.14%
----------------------------------------------------------
   EQ/Mercury Basic Value Equity           0.93%
----------------------------------------------------------
   EQ/MFS Emerging Growth Companies        1.01%
----------------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
----------------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity   1.78%
----------------------------------------------------------

(3) AXA EQUITABLE. AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, "The Equitable Life Assurance Society of the United States"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(4) HOW TO REACH US. To obtain (1) any forms you need for communicating with us,
(2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and facsimile requests, please see your prospectus.

--------------------------------------------------------------------------------
By mail:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047


--------------------------------------------------------------------------------
By express delivery only:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)



--------------------------------------------------------------------------------
By toll-free phone:
--------------------------------------------------------------------------------
Our automated voice response system is available every day, from 6 AM to 4 AM, Eastern Time: 1-888-855-5100. Customer service representatives are available weekdays from 8 AM to 7 PM, Eastern Time: 1-800-777-6510.


--------------------------------------------------------------------------------
By e-mail:
--------------------------------------------------------------------------------
life-service@axa-equitable.com


--------------------------------------------------------------------------------
By facsimile (fax):
--------------------------------------------------------------------------------
1-704-540-9714

--------------------------------------------------------------------------------
By Internet:
--------------------------------------------------------------------------------
Visit our Website at www.axaonline.com. Our Website provides access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

                                 ----------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:


(1) request for our automatic transfer service (our dollar cost averaging service);


(2) authorization for telephone transfers by a person who is not both the insured person and the owner;


(3)  request for our asset rebalancing service; and


(4)  designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) transfers among investment options; and

(c) changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


(5) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2006, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2006), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer over the telephone by calling 1-800-777-6510 or via the Internet by visiting our website at www.axaonline.com and enrolling in EQAccess. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern time) on September 30, 2006, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.


(6) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer investment options with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy owner is identified as having engaged in a potentially disruptive transfer under the policy for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, no trust available under the policy had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(7) TAX INFORMATION.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES. If the policy's owner is the insured person, or in the case of certain policies, the insured or surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If an owner is not the insured or surviving insured person, and that owner dies before the insured or surviving insured person, the value of that owner's interest in the policy would be includable in the owner's estate. If the owner is neither the insured nor surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals, going to $2 million in 2006 through 2008 and ultimately to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $12,000 for 2006 (this amount is indexed annually for inflation) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). Beginning in year 2004, this exemption was the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Among other issues, policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002, the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. Together, they provide guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

POSSIBILITY OF FUTURE TAX CHANGES -- FUTURE (2009 OR LATER) UNDERWRITTEN INCREASES IN BENEFITS OR COVERAGE OR ADDITION OF RIDERS. IRS Notice 2004 - 61 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 Commissioners Standard Ordinary (CSO) Mortality Tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes which are pursuant to the terms of the policy, including addition or removal of a rider and an increase or decrease in death benefit, if the change is not underwritten. As a result, absent further guidance, it is not clear whether 2009 or later increases of benefits or coverage or additions of riders or increases in rider benefits or a reinstatement (to the extent they are available) which are subject to underwriting, would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates. If we determine that the federal tax rules may require this result, we intend to refuse such 2009 or later increases or additions, which might otherwise have been available under certain policies, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We hope to have additional guidance from the IRS before 2009 at which time such rules could apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.

(8) MATURITY. (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION 2000) If the insured person (or last surviving insured person under a Survivorship 2000 policy) is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(9) FINANCIAL STATEMENTS.

The financial statements of the Separate Account at December 31, 2005 and for each of the two years in the period ended December 31, 2005, and the consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are also included in this prospectus supplement in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


The financial statements of AXA Equitable contained in this prospectus supplement should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.


(10) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP
INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...................A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2005................A-3
   Statements of Operations for the Year Ended December 31, 2005.........A-21
Statements of Changes in Net Assets for the Years Ended December 31, 2005
    and 2004.............................................................A-32
   Notes to Financial Statements.........................................A-48

AXA EQUITABLE LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005 and 2004................F-2
Consolidated Statements of Earnings, Years Ended December 31, 2005, 2004
    and 2003..............................................................F-3
Consolidated Statements of Shareholder's Equity and Comprehensive Income, Years Ended December 31, 2005, 2004
    and 2003..............................................................F-4
Consolidated Statements of Cash Flows, Years Ended December 31, 2005, 2004
    and 2003..............................................................F-5
   Notes to Consolidated Financial Statements.............................F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                                                          AXA Aggressive  AXA Conservative   AXA Conservative-
                                                            Allocation       Allocation       Plus Allocation
                                                         --------------- ------------------ -------------------
Assets:
Investments in shares of The Trusts, at fair value .....   $16,706,944       $3,056,851          $3,909,574
Receivable for The Trusts shares sold ..................            --               --                  --
Receivable for policy-related transactions .............            --              111                 192
                                                           -----------       ----------          ----------
  Total assets .........................................   $16,706,944       $3,056,962          $3,909,766
                                                           -----------       ----------          ----------
Liabilities:
Payable for The Trusts shares purchased ................        25,180              108                 188
Payable for policy-related transactions ................        34,285               --                  --
                                                           -----------       ----------          ----------
  Total liabilities ....................................        59,465              108                 188
                                                           -----------       ----------          ----------
Net Assets .............................................   $16,647,479       $3,056,854          $3,909,578
                                                           ===========       ==========          ==========
Net Assets:
Accumulation Units .....................................   $16,635,232       $3,036,888          $3,894,348
Accumulation nonunitized ...............................            --               --                  --
Retained by AXA Equitable in Separate Account FP .......        12,247           19,966              15,230
                                                           -----------       ----------          ----------
Total net assets .......................................   $16,647,479       $3,056,854          $3,909,578
                                                           ===========       ==========          ==========
Investments in shares of The Trusts, at cost ...........   $15,637,643       $3,093,705          $3,918,612
The Trusts shares held
 Class A ...............................................       975,167          240,450             310,501
 Class B ...............................................       313,682           45,625              39,768

                                                            AXA Moderate     AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                             Allocation     Plus Allocation   Aggressive Equity      Core Bond
                                                         ----------------- ----------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....  $1,438,601,907      $45,639,597        $542,341,240       $64,689,042
Receivable for The Trusts shares sold ..................          37,036               --              22,252                --
Receivable for policy-related transactions .............              --           96,833                  --            32,202
                                                          --------------      -----------        ------------       -----------
  Total assets .........................................  $1,438,638,943      $45,736,430        $542,363,492       $64,721,244
                                                          --------------      -----------        ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ................              --           98,909                  --            28,981
Payable for policy-related transactions ................         972,532               --             355,163                --
                                                          --------------      -----------        ------------       -----------
  Total liabilities ....................................         972,532           98,909             355,163            28,981
                                                          --------------      -----------        ------------       -----------
Net Assets .............................................  $1,437,666,411      $45,637,521        $542,008,329       $64,692,263
                                                          ==============      ===========        ============       ===========
Net Assets:
Accumulation Units .....................................  $1,433,212,176      $45,561,882        $540,772,071       $64,551,194
Accumulation nonunitized ...............................       3,286,600               --             928,369                --
Retained by AXA Equitable in Separate Account FP .......       1,167,635           75,639             307,889           141,069
                                                          --------------      -----------        ------------       -----------
Total net assets .......................................  $1,437,666,411      $45,637,521        $542,008,329       $64,692,263
                                                          ==============      ===========        ============       ===========
Investments in shares of The Trusts, at cost ...........  $1,244,296,502      $43,890,852        $484,297,203       $65,619,101
The Trusts shares held
 Class A ...............................................      85,502,814        2,999,004          19,209,910         1,119,489
 Class B ...............................................       5,106,535          623,944             619,974         5,197,156

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                     AXA Premier VIP    AXA Premier       AXA Premier VIP
                                                       Health Care       High Yield    International Equity
                                                    ----------------- --------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value     $29,075,577     $202,130,931         $37,252,199
Receivable for The Trusts shares sold .............         93,952               --                  --
Receivable for policy-related transactions ........             --               --              54,174
                                                       -----------     ------------         -----------
  Total assets ....................................    $29,169,529     $202,130,931         $37,306,373
                                                       -----------     ------------         -----------
Liabilities:
Payable for The Trusts shares purchased ...........             --           54,789              54,154
Payable for policy-related transactions ...........         97,792           83,843                  --
                                                       -----------     ------------         -----------
  Total liabilities ...............................         97,792          138,632              54,154
                                                       -----------     ------------         -----------
Net Assets ........................................    $29,071,737     $201,992,299         $37,252,219
                                                       ===========     ============         ===========
Net Assets:
Accumulation Units ................................    $28,911,779     $200,631,238         $37,155,649
Accumulation nonunitized ..........................             --          945,674                  --
Retained by AXA Equitable in Separate Account FP ..        159,958          415,387              96,570
                                                       -----------     ------------         -----------
Total net assets ..................................    $29,071,737     $201,992,299         $37,252,219
                                                       ===========     ============         ===========
Investments in shares of The Trusts, at cost ......    $27,923,795     $215,985,624         $32,883,492
The Trusts shares held
 Class A ..........................................        432,799       33,144,068             604,235
 Class B ..........................................      2,240,437        3,840,040           2,258,973

                                                     AXA Premier VIP  AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                        Large Cap        Large Cap         Large Cap          Mid Cap
                                                       Core Equity         Growth            Value             Growth
                                                    ---------------- ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value     $6,223,841       $15,405,277       $21,064,630       $26,002,860
Receivable for The Trusts shares sold .............            --                --                --                --
Receivable for policy-related transactions ........        11,538           182,969            28,561            58,734
                                                       ----------       -----------       -----------       -----------
  Total assets ....................................    $6,235,379       $15,588,246       $21,093,191       $26,061,594
                                                       ----------       -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ...........        11,538           182,969            31,296            59,297
Payable for policy-related transactions ...........            --                --                --                --
                                                       ----------       -----------       -----------       -----------
  Total liabilities ...............................        11,538           182,969            31,296            59,297
                                                       ----------       -----------       -----------       -----------
Net Assets ........................................    $6,223,841       $15,405,277       $21,061,895       $26,002,297
                                                       ==========       ===========       ===========       ===========
Net Assets:
Accumulation Units ................................    $6,192,136       $15,305,002       $20,966,940       $25,912,976
Accumulation nonunitized ..........................            --                --                --                --
Retained by AXA Equitable in Separate Account FP ..        31,705           100,275            94,955            89,321
                                                       ----------       -----------       -----------       -----------
Total net assets ..................................    $6,223,841       $15,405,277       $21,061,895       $26,002,297
                                                       ==========       ===========       ===========       ===========
Investments in shares of The Trusts, at cost ......    $5,904,012       $13,795,825       $20,766,998       $26,014,995
The Trusts shares held
 Class A ..........................................       257,440           591,082           441,865           834,643
 Class B ..........................................       319,509           898,346         1,440,833         2,041,361

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                     AXA Premier VIP   AXA Premier VIP
                                                      Mid Cap Value       Technology     Davis Value
                                                    ----------------- ----------------- -------------
Assets:
Investments in shares of The Trusts, at fair value     $49,208,965       $73,336,505       $764,179
Receivable for The Trusts shares sold .............             --                --             --
Receivable for policy-related transactions ........         18,506            25,591         19,189
                                                       -----------       -----------       --------
  Total assets ....................................    $49,227,471       $73,362,096       $783,368
                                                       -----------       -----------       --------
Liabilities:
Payable for The Trusts shares purchased ...........         39,962            35,421         19,189
Payable for policy-related transactions ...........             --                --             --
                                                       -----------       -----------       --------
  Total liabilities ...............................         39,962            35,421         19,189
                                                       -----------       -----------       --------
Net Assets ........................................    $49,187,509       $73,326,675       $764,179
                                                       ===========       ===========       ========
Net Assets:
Accumulation Units ................................    $49,008,325       $73,008,948       $757,036
Accumulation nonunitized ..........................             --                --             --
Retained by AXA Equitable in Separate Account FP ..        179,184           317,727          7,143
                                                       -----------       -----------       --------
Total net assets ..................................    $49,187,509       $73,326,675       $764,179
                                                       ===========       ===========       ========
Investments in shares of The Trusts, at cost ......    $53,603,945       $61,054,494       $668,832
The Trusts shares held
 Class A ..........................................        633,879           581,577         59,842
 Class B ..........................................      4,476,856         6,580,138             --

                                                                                                EQ/Alliance
                                                       EQ/Alliance        EQ/Alliance           Intermediate        EQ/Alliance
                                                       Common Stock    Growth and Income   Government Securities   International
                                                    ----------------- ------------------- ----------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value   $2,437,860,878       $516,990,732          $147,861,290       $652,190,276
Receivable for The Trusts shares sold .............          69,774                 --               266,458                 --
Receivable for policy-related transactions ........              --                 --                    --                 --
                                                     --------------       ------------          ------------       ------------
  Total assets ....................................  $2,437,930,652       $516,990,732          $148,127,748       $652,190,276
                                                     --------------       ------------          ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...........              --             30,192                    --            363,832
Payable for policy-related transactions ...........       1,381,010             85,310             1,367,414            178,266
                                                     --------------       ------------          ------------       ------------
  Total liabilities ...............................       1,381,010            115,502             1,367,414            542,098
                                                     --------------       ------------          ------------       ------------
Net Assets ........................................  $2,436,549,642       $516,875,230          $146,760,334       $651,648,178
                                                     ==============       ============          ============       ============
Net Assets:
Accumulation Units ................................  $2,429,532,057       $516,078,821          $146,035,673       $650,068,352
Accumulation nonunitized ..........................       6,023,856            261,783               255,932            679,751
Retained by AXA Equitable in Separate Account FP ..         993,729            534,626               468,729            900,075
                                                     --------------       ------------          ------------       ------------
Total net assets ..................................  $2,436,549,642       $516,875,230          $146,760,334       $650,648,178
                                                     ==============       ============          ============       ============
Investments in shares of The Trusts, at cost ......  $2,632,266,249       $463,252,272          $153,538,724       $415,236,228
The Trusts shares held
 Class A ..........................................     123,260,450         21,204,178            12,054,918         45,970,692
 Class B ..........................................      11,543,330          6,529,945             3,099,099          5,464,957

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          EQ/Alliance Large    EQ/Alliance      EQ/Alliance
                                                              Cap Growth      Quality Bond   Small Cap Growth
                                                         ------------------- -------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .....     $111,942,189     $138,522,119     $221,861,293
Receivable for The Trusts shares sold ..................               --          144,730               --
Receivable for policy-related transactions .............           27,144               --          122,066
                                                             ------------     ------------     ------------
  Total assets .........................................     $111,969,333     $138,666,849     $221,983,359
                                                             ------------     ------------     ------------
Liabilities:
Payable for The Trusts shares purchased ................           30,081               --          152,258
Payable for policy-related transactions ................               --          165,738               --
                                                             ------------     ------------     ------------
  Total liabilities ....................................           30,081          165,738          152,258
                                                             ------------     ------------     ------------
Net Assets .............................................     $111,939,252     $138,501,111     $221,831,101
                                                             ============     ============     ============
Net Assets:
Accumulation Units .....................................     $111,692,194     $138,197,633     $221,623,685
Accumulation nonunitized ...............................               --          113,842               --
Retained by AXA Equitable in Separate Account FP .......          247,058          189,636          207,416
                                                             ------------     ------------     ------------
Total net assets .......................................     $111,939,252     $138,501,111     $221,831,101
                                                             ============     ============     ============
Investments in shares of The Trusts, at cost ...........     $ 97,200,784     $140,411,091     $165,940,924
The Trusts shares held
 Class A ...............................................          477,683       10,600,993       10,054,329
 Class B ...............................................       14,006,207        3,246,318        3,649,831

                                                                            EQ/Bear Stearns
                                                              EQ/Ariel           Small          EQ/Bernstein
                                                          Appreciation II   Company Growth   Diversified Value
                                                         ----------------- ---------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value .....        $811           $657,900         $235,571,555
Receivable for The Trusts shares sold ..................          --                 --                   --
Receivable for policy-related transactions .............          --             17,688               38,402
                                                                ----           --------         ------------
  Total assets .........................................        $811           $675,588         $235,609,957
                                                                ----           --------         ------------
Liabilities:
Payable for The Trusts shares purchased ................          --             17,688               66,195
Payable for policy-related transactions ................          --                 --                   --
                                                                ----           --------         ------------
  Total liabilities ....................................          --             17,688               66,195
                                                                ----           --------         ------------
Net Assets .............................................        $811           $657,900         $235,543,762
                                                                ====           ========         ============
Net Assets:
Accumulation Units .....................................        $811           $657,900         $235,257,319
Accumulation nonunitized ...............................          --                 --                   --
Retained by AXA Equitable in Separate Account FP .......          --                 --              286,443
                                                                ----           --------         ------------
Total net assets .......................................        $811           $657,900         $235,543,762
                                                                ====           ========         ============
Investments in shares of The Trusts, at cost ...........        $817           $638,712         $201,967,481
The Trusts shares held
 Class A ...............................................          --                 --            1,427,130
 Class B ...............................................          80             75,105           14,819,599

                                                          EQ/Boston Advisors
                                                            Equity Income
                                                         -------------------
Assets:
Investments in shares of The Trusts, at fair value .....      $1,281,933
Receivable for The Trusts shares sold ..................              --
Receivable for policy-related transactions .............          21,450
                                                              ----------
  Total assets .........................................      $1,303,383
                                                              ----------
Liabilities:
Payable for The Trusts shares purchased ................          21,450
Payable for policy-related transactions ................              --
                                                              ----------
  Total liabilities ....................................          21,450
                                                              ----------
Net Assets .............................................      $1,281,933
                                                              ==========
Net Assets:
Accumulation Units .....................................      $1,281,933
Accumulation nonunitized ...............................              --
Retained by AXA Equitable in Separate Account FP .......              --
                                                              ----------
Total net assets .......................................      $1,281,933
                                                              ==========
Investments in shares of The Trusts, at cost ...........      $1,256,292
The Trusts shares held
 Class A ...............................................              --
 Class B ...............................................         201,518

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                        EQ/Calvert                       EQ/Capital
                                                         Socially       EQ/Capital        Guardian
                                                       Responsible   Guardian Growth   International
                                                      ------------- ----------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value ..    $203,285       $2,374,918       $5,376,058
Receivable for The Trusts shares sold ...............          --               --               --
Receivable for policy-related transactions ..........          --            5,372           13,863
                                                         --------       ----------       ----------
  Total assets ......................................    $203,285       $2,380,290       $5,389,921
                                                         --------       ----------       ----------
Liabilities:
Payable for The Trusts shares purchased .............          --            5,372           13,863
Payable for policy-related transactions .............          --               --               --
                                                         --------       ----------       ----------
  Total liabilities .................................          --            5,372           13,863
                                                         --------       ----------       ----------
Net Assets ..........................................    $203,285       $2,374,918       $5,376,058
                                                         ========       ==========       ==========
Net Assets:
Accumulation Units ..................................    $129,172       $2,257,047       $5,155,282
Accumulation nonunitized ............................          --               --               --
Retained by AXA Equitable in Separate Account FP ....      74,113          117,871          220,776
                                                         --------       ----------       ----------
Total net assets ....................................    $203,285       $2,374,918       $5,376,058
                                                         ========       ==========       ==========
Investments in shares of The Trusts, at cost ........    $179,029       $2,099,849       $4,095,986
The Trusts shares held
 Class A ............................................       8,934           10,020           44,262
 Class B ............................................      15,798          171,759          386,634

                                                           EQ/Capital           EQ/Capital        EQ/Caywood-Scholl
                                                       Guardian Research   Guardian U.S. Equity    High Yield Bond
                                                      ------------------- ---------------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value ..     $85,311,040           $70,113,037             $6,644
Receivable for The Trusts shares sold ...............              --               142,135                 --
Receivable for policy-related transactions ..........          39,891                    --                197
                                                          -----------           -----------             ------
  Total assets ......................................     $85,350,931           $70,255,172             $6,841
                                                          -----------           -----------             ------
Liabilities:
Payable for The Trusts shares purchased .............          39,891                    --                197
Payable for policy-related transactions .............              --               142,144                 --
                                                          -----------           -----------             ------
  Total liabilities .................................          39,891               142,144                197
                                                          -----------           -----------             ------
Net Assets ..........................................     $85,311,040           $70,113,028             $6,644
                                                          ===========           ===========             ======
Net Assets:
Accumulation Units ..................................     $84,895,482           $69,705,224             $6,644
Accumulation nonunitized ............................              --                    --                 --
Retained by AXA Equitable in Separate Account FP ....         415,558               407,804                 --
                                                          -----------           -----------             ------
Total net assets ....................................     $85,311,040           $70,113,028             $6,644
                                                          ===========           ===========             ======
Investments in shares of The Trusts, at cost ........     $66,119,468           $62,361,986             $6,735
The Trusts shares held
 Class A ............................................          53,421               626,225                 --
 Class B ............................................       6,763,583             5,452,628              1,458

                                                         EQ/Equity
                                                         500 Index
                                                      ---------------
Assets:
Investments in shares of The Trusts, at fair value ..  $714,809,867
Receivable for The Trusts shares sold ...............       415,569
Receivable for policy-related transactions ..........            --
                                                       ------------
  Total assets ......................................  $715,225,436
                                                       ------------
Liabilities:
Payable for The Trusts shares purchased .............            --
Payable for policy-related transactions .............       758,274
                                                       ------------
  Total liabilities .................................       758,274
                                                       ------------
Net Assets ..........................................  $714,467,162
                                                       ============
Net Assets:
Accumulation Units ..................................  $713,674,229
Accumulation nonunitized ............................       535,739
Retained by AXA Equitable in Separate Account FP ....       257,194
                                                       ------------
Total net assets ....................................  $714,467,162
                                                       ============
Investments in shares of The Trusts, at cost ........  $659,081,187
The Trusts shares held
 Class A ............................................    25,926,233
 Class B ............................................     4,489,460

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          EQ/Evergreen      EQ/Evergreen       EQ/FI
                                                       International Bond       Omega         Mid Cap
                                                      -------------------- -------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value ..        $11,509         $9,848,257    $110,779,072
Receivable for The Trusts shares sold ...............             --                 --          10,458
Receivable for policy-related transactions ..........              5              6,834              --
                                                             -------         ----------    ------------
  Total assets ......................................        $11,514         $9,855,091    $110,789,530
                                                             -------         ----------    ------------
Liabilities:
Payable for The Trusts shares purchased .............              5              6,834              --
Payable for policy-related transactions .............             --                 --          48,845
                                                             -------         ----------    ------------
  Total liabilities .................................              5              6,834          48,845
                                                             -------         ----------    ------------
Net Assets ..........................................        $11,509         $9,848,257    $110,740,685
                                                             =======         ==========    ============
Net Assets:
Accumulation Units ..................................        $11,509         $9,659,428    $110,320,007
Accumulation nonunitized ............................             --                 --              --
Retained by AXA Equitable in Separate Account FP ....             --            188,829         420,678
                                                             -------         ----------    ------------
Total net assets ....................................        $11,509         $9,848,257    $110,740,685
                                                             =======         ==========    ============
Investments in shares of The Trusts, at cost ........        $11,542         $9,079,957    $104,685,141
The Trusts shares held
 Class A ............................................             --             20,462       1,309,821
 Class B ............................................          1,178          1,070,190       9,478,670

                                                           EQ/FI       EQ/GAMCO Mergers   EQ/GAMCO Small   EQ/International
                                                       Mid Cap Value   and Acquisitions    Company Value        Growth
                                                      --------------- ------------------ ---------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value ..  $261,643,189         $3,463          $1,759,345          $5,630
Receivable for The Trusts shares sold ...............            --             --                  --              --
Receivable for policy-related transactions ..........       307,965              9               3,212              --
                                                       ------------         ------          ----------          ------
  Total assets ......................................  $261,951,154         $3,472          $1,762,557          $5,630
                                                       ------------         ------          ----------          ------
Liabilities:
Payable for The Trusts shares purchased .............       326,739              6               3,213              --
Payable for policy-related transactions .............            --             --                  --              --
                                                       ------------         ------          ----------          ------
  Total liabilities .................................       326,739              6               3,213              --
                                                       ------------         ------          ----------          ------
Net Assets ..........................................  $261,624,415         $3,466          $1,759,344          $5,630
                                                       ============         ======          ==========          ======
Net Assets:
Accumulation Units ..................................  $261,405,911         $3,466          $1,759,344          $5,630
Accumulation nonunitized ............................            --             --                  --              --
Retained by AXA Equitable in Separate Account FP ....       218,504             --                  --              --
                                                       ------------         ------          ----------          ------
Total net assets ....................................  $261,624,415         $3,466          $1,759,344          $5,630
                                                       ============         ======          ==========          ======
Investments in shares of The Trusts, at cost ........  $232,239,789         $3,493          $1,827,964          $5,514
The Trusts shares held
 Class A ............................................     1,180,307             --                  --              --
 Class B ............................................    17,572,535            298              65,381           1,081

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          EQ/Janus Large  EQ/JPMorgan       EQ/JPMorgan
                                                            Cap Growth     Core Bond    Value Opportunities
                                                         --------------- ------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value .....   $28,222,786    $34,270,268       $34,254,066
Receivable for The Trusts shares sold ..................            --             --                --
Receivable for policy-related transactions .............        15,761         22,204             6,148
                                                           -----------    -----------       -----------
  Total assets .........................................   $28,238,547    $34,292,472       $34,260,214
                                                           -----------    -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................         5,158         22,351             8,212
Payable for policy-related transactions ................            --             --                --
                                                           -----------    -----------       -----------
  Total liabilities ....................................         5,158         22,351             8,212
                                                           -----------    -----------       -----------
Net Assets .............................................   $28,233,389    $34,270,121       $34,252,002
                                                           ===========    ===========       ===========
Net Assets:
Accumulation Units .....................................   $27,874,039    $34,044,721       $33,862,116
Accumulation nonunitized ...............................            --             --                --
Retained by AXA Equitable in Separate Account FP .......       359,350        225,400           389,886
                                                           -----------    -----------       -----------
Total net assets .......................................   $28,233,389    $34,270,121       $34,252,002
                                                           ===========    ===========       ===========
Investments in shares of The Trusts, at cost ...........   $23,699,650    $35,113,044       $30,616,055
The Trusts shares held
 Class A ...............................................        88,129      1,033,684            23,206
 Class B ...............................................     4,043,845      2,081,029         2,692,694

                                                          EQ/Lazard Small   EQ/Legg Mason    EQ/Long     EQ/Lord Abbett
                                                             Cap Value       Value Equity   Term Bond   Growth and Income
                                                         ----------------- --------------- ----------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .....    $32,172,853        $16,358        $6,970         $7,906
Receivable for The Trusts shares sold ..................             --             --            --             --
Receivable for policy-related transactions .............        387,554            359           131             35
                                                            -----------        -------        ------         ------
  Total assets .........................................    $32,560,407        $16,717        $7,101         $7,941
                                                            -----------        -------        ------         ------
Liabilities:
Payable for The Trusts shares purchased ................        399,984            359           131             35
Payable for policy-related transactions ................             --             --            --             --
                                                            -----------        -------        ------         ------
  Total liabilities ....................................        399,984            359           131             35
                                                            -----------        -------        ------         ------
Net Assets .............................................    $32,160,423        $16,358        $6,970         $7,906
                                                            ===========        =======        ======         ======
Net Assets:
Accumulation Units .....................................    $31,929,247        $16,358        $6,970         $7,906
Accumulation nonunitized ...............................             --             --            --             --
Retained by AXA Equitable in Separate Account FP .......        231,176             --            --             --
                                                            -----------        -------        ------         ------
Total net assets .......................................    $32,160,423        $16,358        $6,970         $7,906
                                                            ===========        =======        ======         ======
Investments in shares of The Trusts, at cost ...........    $32,544,411        $16,529        $7,017         $7,999
The Trusts shares held
 Class A ...............................................        671,238             --            --             --
 Class B ...............................................      1,734,456          1,562           514            740

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                       EQ/Lord Abbett   EQ/Lord Abbett     EQ/Marsico
                                                       Large Cap Core    Mid Cap Value       Focus
                                                      ---------------- ---------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value ..      $1,117           $20,497      $118,402,608
Receivable for The Trusts shares sold ...............          --                --                --
Receivable for policy-related transactions ..........         142               161           168,541
                                                           ------           -------      ------------
  Total assets ......................................      $1,259           $20,658      $118,571,149
                                                           ------           -------      ------------
Liabilities:
Payable for The Trusts shares purchased .............         142               161           213,089
Payable for policy-related transactions .............          --                --                --
                                                           ------           -------      ------------
  Total liabilities .................................         142               161           213,089
                                                           ------           -------      ------------
Net Assets ..........................................      $1,117           $20,497      $118,358,060
                                                           ======           =======      ============
Net Assets:
Accumulation Units ..................................      $1,117           $20,497      $118,102,826
Accumulation nonunitized ............................          --                --                --
Retained by AXA Equitable in Separate Account FP ....          --                --           255,234
                                                           ------           -------      ------------
Total net assets ....................................      $1,117           $20,497      $118,358,060
                                                           ======           =======      ============
Investments in shares of The Trusts, at cost ........      $1,124           $20,721      $ 97,003,914
The Trusts shares held
 Class A ............................................          --                --         1,102,789
 Class B ............................................         104             1,816         6,409,384

                                                           EQ/Mercury            EQ/Mercury        EQ/MFS Emerging
                                                       Basic Value Equity   International Value   Growth Companies
                                                      -------------------- --------------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value ..     $187,953,192          $148,993,358        $170,792,642
Receivable for The Trusts shares sold ...............               --                    --                  --
Receivable for policy-related transactions ..........               --                    --              45,423
                                                          ------------          ------------        ------------
  Total assets ......................................     $187,953,192          $148,993,358        $170,838,065
                                                          ------------          ------------        ------------
Liabilities:
Payable for The Trusts shares purchased .............           16,194                31,701              60,659
Payable for policy-related transactions .............            6,744                13,600                  --
                                                          ------------          ------------        ------------
  Total liabilities .................................           22,938                45,301              60,659
                                                          ------------          ------------        ------------
Net Assets ..........................................     $187,930,254          $148,948,057        $170,777,406
                                                          ============          ============        ============
Net Assets:
Accumulation Units ..................................     $187,717,255          $148,551,311        $170,516,728
Accumulation nonunitized ............................               --                    --                  --
Retained by AXA Equitable in Separate Account FP ....          212,999               396,746             260,678
                                                          ------------          ------------        ------------
Total net assets ....................................     $187,930,254          $148,948,057        $170,777,406
                                                          ============          ============        ============
Investments in shares of The Trusts, at cost ........     $172,677,304          $115,837,245        $158,191,068
The Trusts shares held
 Class A ............................................          740,951               881,174             226,698
 Class B ............................................       11,717,880             9,610,164          11,722,029

                                                           EQ/MFS
                                                       Investors Trust
                                                      ----------------
Assets:
Investments in shares of The Trusts, at fair value ..    $12,023,610
Receivable for The Trusts shares sold ...............             --
Receivable for policy-related transactions ..........            599
                                                         -----------
  Total assets ......................................    $12,024,209
                                                         -----------
Liabilities:
Payable for The Trusts shares purchased .............            599
Payable for policy-related transactions .............             --
                                                         -----------
  Total liabilities .................................            599
                                                         -----------
Net Assets ..........................................    $12,023,610
                                                         ===========
Net Assets:
Accumulation Units ..................................    $11,653,254
Accumulation nonunitized ............................             --
Retained by AXA Equitable in Separate Account FP ....        370,356
                                                         -----------
Total net assets ....................................    $12,023,610
                                                         ===========
Investments in shares of The Trusts, at cost ........    $10,271,053
The Trusts shares held
 Class A ............................................         18,952
 Class B ............................................      1,171,292

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                              EQ/Montag &       EQ/PIMCO
                                                          EQ/Money Market   Caldwell Growth   Real Return
                                                         ----------------- ----------------- -------------
Assets:
Investments in shares of The Trusts, at fair value .....    $301,272,831        $179,103        $18,777
Receivable for The Trusts shares sold ..................              --              --             --
Receivable for policy-related transactions .............         381,639           2,197          1,534
                                                            ------------        --------        -------
  Total assets .........................................    $301,654,470        $181,300        $20,311
                                                            ------------        --------        -------
Liabilities:
Payable for The Trusts shares purchased ................       1,272,626           2,197          1,535
Payable for policy-related transactions ................              --              --             --
                                                            ------------        --------        -------
  Total liabilities ....................................       1,272,626           2,197          1,535
                                                            ------------        --------        -------
Net Assets .............................................    $300,381,844        $179,103        $18,776
                                                            ============        ========        =======
Net Assets:
Accumulation Units .....................................    $299,041,161        $179,103        $18,776
Accumulation nonunitized ...............................       1,106,888              --             --
Retained by AXA Equitable in Separate Account FP .......         233,795              --             --
                                                            ------------        --------        -------
Total net assets .......................................    $300,381,844        $179,103        $18,776
                                                            ============        ========        =======
Investments in shares of The Trusts, at cost ...........    $302,458,190        $175,284        $18,985
The Trusts shares held
 Class A ...............................................     243,917,669              --             --
 Class B ...............................................      57,380,948          35,406          1,851

                                                             EQ/Short        EQ/Small                          EQ/UBS
                                                          Duration Bond   Company Index   EQ/TCW Equity   Growth and Income
                                                         --------------- --------------- --------------- ------------------
Assets:
Investments in shares of The Trusts, at fair value .....      $2,551       $32,334,713       $335,180         $545,051
Receivable for The Trusts shares sold ..................          --             9,896             --               --
Receivable for policy-related transactions .............          --                --          3,783            1,217
                                                              ------       -----------       --------         --------
  Total assets .........................................      $2,551       $32,344,609       $338,963         $546,268
                                                              ------       -----------       --------         --------
Liabilities:
Payable for The Trusts shares purchased ................          --                --          3,783            1,217
Payable for policy-related transactions ................          --            18,129             --               --
                                                              ------       -----------       --------         --------
  Total liabilities ....................................          --            18,129          3,783            1,217
                                                              ------       -----------       --------         --------
Net Assets .............................................      $2,551       $32,326,480       $335,180         $545,051
                                                              ======       ===========       ========         ========
Net Assets:
Accumulation Units .....................................      $2,551       $32,031,405       $335,180         $545,051
Accumulation nonunitized ...............................          --                --             --               --
Retained by AXA Equitable in Separate Account FP .......          --           295,075             --               --
                                                              ------       -----------       --------         --------
Total net assets .......................................      $2,551       $32,326,480       $335,180         $545,051
                                                              ======       ===========       ========         ========
Investments in shares of The Trusts, at cost ...........      $2,554       $31,570,969       $312,262         $526,027
The Trusts shares held
 Class A ...............................................          --         2,084,432             --               --
 Class B ...............................................         256           684,306         15,171           90,563

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                           EQ/Van Kampen
                                                          EQ/Van Kampen      Emerging       EQ/Van Kampen
                                                             Comstock     Markets Equity   Mid Cap Growth
                                                         --------------- ---------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value .....     $17,122       $185,859,850        $7,249
Receivable for The Trusts shares sold ..................          --                 --            --
Receivable for policy-related transactions .............          12            175,114             5
                                                             -------       ------------        ------
  Total assets .........................................     $17,134       $186,034,964        $7,254
                                                             -------       ------------        ------
Liabilities:
Payable for The Trusts shares purchased ................          12            210,520             5
Payable for policy-related transactions ................          --                 --            --
                                                             -------       ------------        ------
  Total liabilities ....................................          12            210,520             5
                                                             -------       ------------        ------
Net Assets .............................................     $17,122       $185,824,444        $7,249
                                                             =======       ============        ======
Net Assets:
Accumulation Units .....................................     $17,122       $185,456,708        $7,249
Accumulation nonunitized ...............................          --                 --            --
Retained by AXA Equitable in Separate Account FP .......          --            367,736            --
                                                             -------       ------------        ------
Total net assets .......................................     $17,122       $185,824,444        $7,249
                                                             =======       ============        ======
Investments in shares of The Trusts, at cost ...........     $16,717       $129,032,280        $7,284
The Trusts shares held
 Class A ...............................................          --            988,193            --
 Class B ...............................................       1,640         13,452,731           581

                                                          EQ/Wells Fargo
                                                            Montgomery     Fidelity VIP Asset   Fidelity VIP   Fidelity VIP
                                                             Small Cap       Manager: Growth     Contrafund    Equity-Income
                                                         ---------------- -------------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....       $393            $2,324,336       $29,535,796     $5,955,357
Receivable for The Trusts shares sold ..................         --                    --                --             --
Receivable for policy-related transactions .............         --                   777           200,343          1,210
                                                               ----            ----------       -----------     ----------
  Total assets .........................................       $393            $2,325,113       $29,736,139     $5,956,567
                                                               ----            ----------       -----------     ----------
Liabilities:
Payable for The Trusts shares purchased ................         --                   776           200,342          1,210
Payable for policy-related transactions ................         --                    --                --             --
                                                               ----            ----------       -----------     ----------
  Total liabilities ....................................         --                   776           200,342          1,210
                                                               ----            ----------       -----------     ----------
Net Assets .............................................       $393            $2,324,337       $29,535,797     $5,955,357
                                                               ====            ==========       ===========     ==========
Net Assets:
Accumulation Units .....................................       $393            $2,324,335       $29,535,797     $5,955,357
Accumulation nonunitized ...............................         --                    --                --             --
Retained by AXA Equitable in Separate Account FP .......         --                     2                --             --
                                                               ----            ----------       -----------     ----------
Total net assets .......................................       $393            $2,324,337       $29,535,797     $5,955,357
                                                               ====            ==========       ===========     ==========
Investments in shares of The Trusts, at cost ...........       $418            $2,258,205       $26,133,307     $5,712,826
The Trusts shares held
 Class A ...............................................         --                    --                --             --
 Class B ...............................................         35               181,589           962,392        236,605

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                           Fidelity VIP
                                                            Fidelity VIP    Fidelity VIP    Investment
                                                          Growth & Income    High Income    Grade Bond
                                                         ----------------- -------------- -------------
Assets:
Investments in shares of The Trusts, at fair value .....     $2,760,714      $3,224,568    $6,086,593
Receivable for The Trusts shares sold ..................             --          16,046            --
Receivable for policy-related transactions .............        167,718              --         6,290
                                                             ----------      ----------    ----------
  Total assets .........................................     $2,928,432      $3,240,614    $6,092,883
                                                             ----------      ----------    ----------
Liabilities:
Payable for The Trusts shares purchased ................        167,718              --         6,290
Payable for policy-related transactions ................             --          16,046            --
                                                             ----------      ----------    ----------
  Total liabilities ....................................        167,718          16,046         6,290
                                                             ----------      ----------    ----------
Net Assets .............................................     $2,760,714      $3,224,568    $6,086,593
                                                             ==========      ==========    ==========
Net Assets:
Accumulation Units .....................................     $2,760,714      $3,224,568    $6,086,593
Accumulation nonunitized ...............................             --              --            --
Retained by AXA Equitable in Separate Account FP .......             --              --            --
                                                             ----------      ----------    ----------
Total net assets .......................................     $2,760,714      $3,224,568    $6,086,592
                                                             ==========      ==========    ==========
Investments in shares of The Trusts, at cost ...........     $2,544,689      $3,457,269    $6,042,234
The Trusts shares held
 Class A ...............................................             --              --            --
 Class B ...............................................        190,001         530,357       484,216

                                                                                                           Laudus Rosenberg
                                                          Fidelity VIP   Fidelity VIP     Fidelity VIP         VIT Value
                                                             Mid Cap         Value      Value Strategies   Long/Short Equity
                                                         -------------- -------------- ------------------ ------------------
Assets:
Investments in shares of The Trusts, at fair value .....  $26,505,990     $3,017,008       $3,269,443         $12,878,408
Receivable for The Trusts shares sold ..................           --         91,631            6,503              27,837
Receivable for policy-related transactions .............      270,964             --               --                  --
                                                          -----------     ----------       ----------         -----------
  Total assets .........................................  $26,776,954     $3,108,639       $3,275,946         $12,906,245
                                                          -----------     ----------       ----------         -----------
Liabilities:
Payable for The Trusts shares purchased ................      270,964             --               --                  --
Payable for policy-related transactions ................           --         91,631            6,503              27,837
                                                          -----------     ----------       ----------         -----------
  Total liabilities ....................................      270,964         91,631            6,503              27,837
                                                          -----------     ----------       ----------         -----------
Net Assets .............................................  $26,505,990     $3,017,008       $3,269,443         $12,878,408
                                                          ===========     ==========       ==========         ===========
Net Assets:
Accumulation Units .....................................  $26,505,990     $3,017,008       $3,269,443         $12,569,605
Accumulation nonunitized ...............................           --             --               --                  --
Retained by AXA Equitable in Separate Account FP .......           --             --               --             308,803
                                                          -----------     ----------       ----------         -----------
Total net assets .......................................  $26,505,990     $3,017,008       $3,269,443         $12,878,408
                                                          ===========     ==========       ==========         ===========
Investments in shares of The Trusts, at cost ...........  $23,230,759     $2,905,514       $3,046,117         $12,581,091
The Trusts shares held
 Class A ...............................................           --             --               --                  --
 Class B ...............................................      764,522        240,975          233,198           1,199,107

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                            MFS Mid       OpCap
                                                          Cap Growth   Renaissance
                                                         ------------ -------------
Assets:
Investments in shares of The Trusts, at fair value .....   $272,040    $21,424,611
Receivable for The Trusts shares sold ..................         --         16,933
Receivable for policy-related transactions .............     10,423             --
                                                           --------    -----------
  Total assets .........................................   $282,463    $21,441,544
                                                           --------    -----------
Liabilities:
Payable for The Trusts shares purchased ................     10,423             --
Payable for policy-related transactions ................         --         16,721
                                                           --------    -----------
  Total liabilities ....................................     10,423         16,721
                                                           --------    -----------
Net Assets .............................................   $272,040    $21,424,823
                                                           ========    ===========
Net Assets:
Accumulation Units .....................................   $269,169    $21,313,660
Accumulation nonunitized ...............................         --             --
Retained by AXA Equitable in Separate Account FP .......      2,871        111,163
                                                           --------    -----------
Total net assets .......................................   $272,040    $21,424,823
                                                           ========    ===========
Investments in shares of The Trusts, at cost ...........   $241,155    $21,515,439
The Trusts shares held
 Class A ...............................................     37,266      1,546,903
 Class B ...............................................         --             --

                                                              PIMCO          U.S. Real       Vanguard VIF
                                                          Total Return   Estate -- Class I   Equity Index
                                                         -------------- ------------------- --------------
Assets:
Investments in shares of The Trusts, at fair value .....    $546,990        $77,602,784       $3,187,883
Receivable for The Trusts shares sold ..................          --            344,950               --
Receivable for policy-related transactions .............      48,168                 --           69,822
                                                            --------        -----------       ----------
  Total assets .........................................    $595,158        $77,947,734       $3,257,705
                                                            --------        -----------       ----------
Liabilities:
Payable for The Trusts shares purchased ................      48,378                 --           71,279
Payable for policy-related transactions ................          --            356,668               --
                                                            --------        -----------       ----------
  Total liabilities ....................................      48,378            356,668           71,279
                                                            --------        -----------       ----------
Net Assets .............................................    $546,780        $77,591,066       $3,186,426
                                                            ========        ===========       ==========
Net Assets:
Accumulation Units .....................................    $533,192        $77,480,174       $3,165,837
Accumulation nonunitized ...............................          --                 --               --
Retained by AXA Equitable in Separate Account FP .......      13,588            110,892           20,589
                                                            --------        -----------       ----------
Total net assets .......................................    $546,780        $77,591,066       $3,186,426
                                                            ========        ===========       ==========
Investments in shares of The Trusts, at cost ...........    $559,544        $66,474,847       $3,083,627
The Trusts shares held
 Class A ...............................................      52,839          3,359,244          114,384
 Class B ...............................................          --              3,116               --

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

              (Continued)

                                                Contract charges     Unit Fair Value     Units Outstanding (000's)
                                               ------------------   -----------------   --------------------------
AXA Aggressive Allocation ..................     Class A 0.00%          $ 133.04                      44
AXA Aggressive Allocation ..................     Class A 0.60%          $ 131.26                      58
AXA Aggressive Allocation ..................     Class A 0.80%          $ 130.67                      --
AXA Aggressive Allocation ..................     Class A 0.90%          $ 130.37                       3
AXA Aggressive Allocation ..................     Class B 0.00%          $ 132.30                       1
AXA Aggressive Allocation ..................     Class B 0.60%          $ 130.52                      31
AXA Aggressive Allocation ..................     Class B 0.90%          $ 129.64                      --

AXA Conservative Allocation ................     Class A 0.00%          $ 111.95                       7
AXA Conservative Allocation ................     Class A 0.60%          $ 110.45                      14
AXA Conservative Allocation ................     Class A 0.80%          $ 109.95                      --
AXA Conservative Allocation ................     Class A 0.90%          $ 109.70                       2
AXA Conservative Allocation ................     Class B 0.00%          $ 111.33                      --
AXA Conservative Allocation ................     Class B 0.60%          $ 109.83                       4
AXA Conservative Allocation ................     Class B 0.90%          $ 109.09                      --

AXA Conservative-Plus Allocation ...........     Class A 0.00%          $ 116.90                      11
AXA Conservative-Plus Allocation ...........     Class A 0.60%          $ 115.33                      17
AXA Conservative-Plus Allocation ...........     Class A 0.80%          $ 114.81                      --
AXA Conservative-Plus Allocation ...........     Class A 0.90%          $ 114.55                       1
AXA Conservative-Plus Allocation ...........     Class B 0.00%          $ 116.25                      --
AXA Conservative-Plus Allocation ...........     Class B 0.60%          $ 114.69                       4
AXA Conservative-Plus Allocation ...........     Class B 0.90%          $ 113.91                      --

AXA Moderate Allocation ....................     Class A 0.00%          $ 249.09                     452
AXA Moderate Allocation ....................     Class A 0.60%          $ 570.03                   1,993
AXA Moderate Allocation ....................     Class A 0.80%          $ 187.42                      23
AXA Moderate Allocation ....................     Class A 0.90%          $ 239.15                     420
AXA Moderate Allocation ....................     Class B 0.00%          $ 124.50                       1
AXA Moderate Allocation ....................     Class B 0.00%          $ 249.09                      --
AXA Moderate Allocation ....................     Class B 0.60%          $ 122.18                     658
AXA Moderate Allocation ....................     Class B 0.90%          $ 130.82                      --

AXA Moderate-Plus Allocation ...............     Class A 0.00%          $ 129.78                     138
AXA Moderate-Plus Allocation ...............     Class A 0.60%          $ 128.04                     146
AXA Moderate-Plus Allocation ...............     Class A 0.80%          $ 127.46                       1
AXA Moderate-Plus Allocation ...............     Class A 0.90%          $ 127.17                       9
AXA Moderate-Plus Allocation ...............     Class B 0.00%          $ 129.05                       2
AXA Moderate-Plus Allocation ...............     Class B 0.60%          $ 127.32                      59
AXA Moderate-Plus Allocation ...............     Class B 0.90%          $ 126.46                      --

AXA Premier VIP Aggressive Equity ..........     Class A 0.00%          $ 167.64                     300
AXA Premier VIP Aggressive Equity ..........     Class A 0.60%          $ 684.53                     649
AXA Premier VIP Aggressive Equity ..........     Class A 0.80%          $ 101.92                      33
AXA Premier VIP Aggressive Equity ..........     Class A 0.90%          $ 184.07                     144
AXA Premier VIP Aggressive Equity ..........     Class B 0.00%          $  87.49                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.00%          $ 167.64                      --
AXA Premier VIP Aggressive Equity ..........     Class B 0.60%          $  83.66                     198
AXA Premier VIP Aggressive Equity ..........     Class B 0.90%          $  81.80                      --

AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 107.19                       4
AXA Premier VIP Core Bond ..................     Class A 0.00%          $ 113.43                      93
AXA Premier VIP Core Bond ..................     Class A 0.60%          $ 116.79                       4
AXA Premier VIP Core Bond ..................     Class B 0.00%          $ 118.63                      68
AXA Premier VIP Core Bond ..................     Class B 0.60%          $ 115.81                     364
AXA Premier VIP Core Bond ..................     Class B 0.80%          $ 114.88                       1
AXA Premier VIP Core Bond ..................     Class B 0.90%          $ 114.42                      24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
AXA Premier VIP Health Care ...................     Class A 0.00%          $ 125.60                      1
AXA Premier VIP Health Care ...................     Class A 0.00%          $ 156.16                     25
AXA Premier VIP Health Care ...................     Class A 0.60%          $ 121.55                      6
AXA Premier VIP Health Care ...................     Class B 0.00%          $ 123.03                     58
AXA Premier VIP Health Care ...................     Class B 0.60%          $ 120.10                    135
AXA Premier VIP Health Care ...................     Class B 0.80%          $ 119.14                     --
AXA Premier VIP Health Care ...................     Class B 0.90%          $ 118.66                      7

AXA Premier VIP High Yield ....................     Class A 0.00%          $ 198.64                    231
AXA Premier VIP High Yield ....................     Class A 0.60%          $ 354.00                    345
AXA Premier VIP High Yield ....................     Class A 0.80%          $ 142.79                      7
AXA Premier VIP High Yield ....................     Class A 0.90%          $ 214.55                     50
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 121.79                     --
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 198.64                     --
AXA Premier VIP High Yield ....................     Class B 0.00%          $ 121.79                     --
AXA Premier VIP High Yield ....................     Class B 0.60%          $ 101.05                    205
AXA Premier VIP High Yield ....................     Class B 0.90%          $  98.80                     --

AXA Premier VIP International Equity ..........     Class A 0.00%          $ 196.79                     39
AXA Premier VIP International Equity ..........     Class A 0.60%          $ 145.04                      1
AXA Premier VIP International Equity ..........     Class B 0.00%          $ 187.53                      4
AXA Premier VIP International Equity ..........     Class B 0.60%          $ 141.25                    188
AXA Premier VIP International Equity ..........     Class B 0.80%          $ 183.53                     --
AXA Premier VIP International Equity ..........     Class B 0.90%          $ 139.55                     14

AXA Premier VIP Large Cap Core Equity .........     Class A 0.00%          $ 159.77                     17
AXA Premier VIP Large Cap Core Equity .........     Class A 0.60%          $ 115.37                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.00%          $ 144.48                      1
AXA Premier VIP Large Cap Core Equity .........     Class B 0.60%          $ 113.43                     26
AXA Premier VIP Large Cap Core Equity .........     Class B 0.80%          $ 141.40                     --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.90%          $ 112.07                      2

AXA Premier VIP Large Cap Growth ..............     Class A 0.00%          $ 155.44                     39
AXA Premier VIP Large Cap Growth ..............     Class A 0.60%          $ 107.10                      1
AXA Premier VIP Large Cap Growth ..............     Class B 0.00%          $ 140.46                      1
AXA Premier VIP Large Cap Growth ..............     Class B 0.60%          $ 100.58                     82
AXA Premier VIP Large Cap Growth ..............     Class B 0.80%          $ 137.47                     --
AXA Premier VIP Large Cap Growth ..............     Class B 0.90%          $  99.37                      6

AXA Premier VIP Large Cap Value ...............     Class A 0.00%          $ 170.29                     28
AXA Premier VIP Large Cap Value ...............     Class A 0.60%          $ 125.96                      2
AXA Premier VIP Large Cap Value ...............     Class B 0.00%          $ 156.37                      2
AXA Premier VIP Large Cap Value ...............     Class B 0.60%          $ 125.71                    119
AXA Premier VIP Large Cap Value ...............     Class B 0.80%          $ 153.04                     --
AXA Premier VIP Large Cap Value ...............     Class B 0.90%          $ 124.20                      6

AXA Premier VIP Mid Cap Growth ................     Class A 0.00%          $ 184.38                     40
AXA Premier VIP Mid Cap Growth ................     Class A 0.60%          $ 110.03                      1
AXA Premier VIP Mid Cap Growth ................     Class B 0.00%          $ 165.30                      3
AXA Premier VIP Mid Cap Growth ................     Class B 0.60%          $ 104.18                    160
AXA Premier VIP Mid Cap Growth ................     Class B 0.80%          $ 161.78                     --
AXA Premier VIP Mid Cap Growth ................     Class B 0.90%          $ 102.93                     10

AXA Premier VIP Mid Cap Value .................     Class A 0.00%          $ 128.56                      2
AXA Premier VIP Mid Cap Value .................     Class A 0.00%          $ 195.29                     29
AXA Premier VIP Mid Cap Value .................     Class A 0.60%          $ 126.59                      2
AXA Premier VIP Mid Cap Value .................     Class B 0.00%          $ 129.87                     49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                            Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                           ------------------   -----------------   --------------------------
AXA Premier VIP Mid Cap Value ..........................     Class B 0.60%          $ 126.79                     268
AXA Premier VIP Mid Cap Value ..........................     Class B 0.80%          $ 125.77                      --
AXA Premier VIP Mid Cap Value ..........................     Class B 0.90%          $ 125.26                      19

AXA Premier VIP Technology .............................     Class A 0.00%          $ 207.81                      26
AXA Premier VIP Technology .............................     Class A 0.60%          $ 113.47                       5
AXA Premier VIP Technology .............................     Class B 0.00%          $ 171.50                      43
AXA Premier VIP Technology .............................     Class B 0.60%          $ 103.20                     552
AXA Premier VIP Technology .............................     Class B 0.80%          $ 167.84                       1
AXA Premier VIP Technology .............................     Class B 0.90%          $ 101.96                      23

Davis Value ............................................     Class A 0.60%          $ 139.21                       5

EQ/Alliance Common Stock ...............................     Class A 0.00%          $ 319.17                     742
EQ/Alliance Common Stock ...............................     Class A 0.60%          $ 860.54                   2,126
EQ/Alliance Common Stock ...............................     Class A 0.80%          $ 210.85                      70
EQ/Alliance Common Stock ...............................     Class A 0.90%          $ 362.05                     390
EQ/Alliance Common Stock ...............................     Class B 0.00%          $ 101.18                      --
EQ/Alliance Common Stock ...............................     Class B 0.00%          $ 319.17                       1
EQ/Alliance Common Stock ...............................     Class B 0.00%          $ 101.18                       1
EQ/Alliance Common Stock ...............................     Class B 0.60%          $ 117.17                   1,771
EQ/Alliance Common Stock ...............................     Class B 0.90%          $ 114.57                      --

EQ/Alliance Growth and Income ..........................     Class A 0.00%          $ 359.17                     251
EQ/Alliance Growth and Income ..........................     Class A 0.60%          $ 330.08                     804
EQ/Alliance Growth and Income ..........................     Class A 0.80%          $ 258.66                      15
EQ/Alliance Growth and Income ..........................     Class A 0.90%          $ 318.09                     112
EQ/Alliance Growth and Income ..........................     Class B 0.00%          $ 135.79                      --
EQ/Alliance Growth and Income ..........................     Class B 0.60%          $ 133.63                     906
EQ/Alliance Growth and Income ..........................     Class B 0.90%          $ 150.93                      --

EQ/Alliance Intermediate Government Securities .........     Class A 0.00%          $ 185.82                     213
EQ/Alliance Intermediate Government Securities .........     Class A 0.60%          $ 212.81                     318
EQ/Alliance Intermediate Government Securities .........     Class A 0.80%          $ 153.61                       4
EQ/Alliance Intermediate Government Securities .........     Class A 0.90%          $ 175.66                      47
EQ/Alliance Intermediate Government Securities .........     Class B 0.00%          $ 135.45                      --
EQ/Alliance Intermediate Government Securities .........     Class B 0.00%          $ 185.82                       1
EQ/Alliance Intermediate Government Securities .........     Class B 0.00%          $ 135.45                      --
EQ/Alliance Intermediate Government Securities .........     Class B 0.60%          $ 130.12                     229
EQ/Alliance Intermediate Government Securities .........     Class B 0.90%          $ 130.34                      --

EQ/Alliance International ..............................     Class A 0.00%          $ 179.02                     450
EQ/Alliance International ..............................     Class A 0.60%          $ 167.81                   2,739
EQ/Alliance International ..............................     Class A 0.80%          $ 139.16                      18
EQ/Alliance International ..............................     Class A 0.90%          $ 162.45                     241
EQ/Alliance International ..............................     Class B 0.00%          $ 124.06                       1
EQ/Alliance International ..............................     Class B 0.60%          $ 126.50                     539
EQ/Alliance International ..............................     Class B 0.90%          $ 121.39                      --

EQ/Alliance Large Cap Growth ...........................     Class A 0.00%          $ 129.05                       2
EQ/Alliance Large Cap Growth ...........................     Class A 0.00%          $ 155.14                      23
EQ/Alliance Large Cap Growth ...........................     Class A 0.60%          $ 110.37                      --
EQ/Alliance Large Cap Growth ...........................     Class B 0.00%          $  78.38                     149
EQ/Alliance Large Cap Growth ...........................     Class B 0.60%          $  75.34                   1,221
EQ/Alliance Large Cap Growth ...........................     Class B 0.80%          $  74.35                      10
EQ/Alliance Large Cap Growth ...........................     Class B 0.90%          $  73.86                      48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                  Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                 ------------------   -----------------   --------------------------
EQ/Alliance Quality Bond .....................     Class A 0.00%          $ 206.40                     185
EQ/Alliance Quality Bond .....................     Class A 0.60%          $ 180.86                     340
EQ/Alliance Quality Bond .....................     Class A 0.80%          $ 167.81                       3
EQ/Alliance Quality Bond .....................     Class A 0.90%          $ 174.29                      36
EQ/Alliance Quality Bond .....................     Class B 0.00%          $ 141.24                      --
EQ/Alliance Quality Bond .....................     Class B 0.60%          $ 135.47                     235
EQ/Alliance Quality Bond .....................     Class B 0.90%          $ 134.77                      --

EQ/Alliance Small Cap Growth .................     Class A 0.00%          $ 194.07                     220
EQ/Alliance Small Cap Growth .................     Class A 0.60%          $ 184.20                     584
EQ/Alliance Small Cap Growth .................     Class A 0.80%          $ 181.01                       7
EQ/Alliance Small Cap Growth .................     Class A 0.90%          $ 179.44                      68
EQ/Alliance Small Cap Growth .................     Class B 0.00%          $ 161.69                      --
EQ/Alliance Small Cap Growth .................     Class B 0.00%          $ 144.90                      --
EQ/Alliance Small Cap Growth .................     Class B 0.60%          $ 138.56                     419
EQ/Alliance Small Cap Growth .................     Class B 0.90%          $ 135.48                      --

EQ/Ariel Appreciation II .....................     Class B 0.00%          $ 103.96                      --

EQ/Bear Stearns Small Company Growth .........     Class B 0.00%          $ 123.53                       5

EQ/Bernstein Diversified Value ...............     Class A 0.00%          $ 126.62                       9
EQ/Bernstein Diversified Value ...............     Class A 0.00%          $ 170.89                     110
EQ/Bernstein Diversified Value ...............     Class A 0.60%          $ 126.02                       6
EQ/Bernstein Diversified Value ...............     Class B 0.00%          $ 151.06                      --
EQ/Bernstein Diversified Value ...............     Class B 0.00%          $ 129.59                     298
EQ/Bernstein Diversified Value ...............     Class B 0.60%          $ 124.06                      14
EQ/Bernstein Diversified Value ...............     Class B 0.60%          $ 144.45                   1,097
EQ/Bernstein Diversified Value ...............     Class B 0.80%          $ 123.13                       7
EQ/Bernstein Diversified Value ...............     Class B 0.90%          $ 141.25                     106

EQ/Boston Advisors Equity Income .............     Class B 0.00%          $ 113.89                      11

EQ/Calvert Socially Responsible ..............     Class A 0.00%          $ 149.34                      --
EQ/Calvert Socially Responsible ..............     Class B 0.00%          $  94.93                      --
EQ/Calvert Socially Responsible ..............     Class B 0.60%          $  91.36                       1
EQ/Calvert Socially Responsible ..............     Class B 0.80%          $  90.19                      --
EQ/Calvert Socially Responsible ..............     Class B 0.90%          $  89.61                      --

EQ/Capital Guardian Growth ...................     Class A 0.00%          $ 141.97                      --
EQ/Capital Guardian Growth ...................     Class B 0.00%          $  77.49                      --
EQ/Capital Guardian Growth ...................     Class B 0.00%          $  89.73                      --
EQ/Capital Guardian Growth ...................     Class B 0.60%          $  85.80                      21
EQ/Capital Guardian Growth ...................     Class B 0.60%          $  75.33                       6
EQ/Capital Guardian Growth ...................     Class B 0.80%          $  73.63                      --
EQ/Capital Guardian Growth ...................     Class B 0.90%          $  83.90                      --

EQ/Capital Guardian International ............     Class A 0.00%          $ 189.87                       1
EQ/Capital Guardian International ............     Class A 0.60%          $ 145.75                       2
EQ/Capital Guardian International ............     Class B 0.00%          $ 124.93                       1
EQ/Capital Guardian International ............     Class B 0.60%          $ 119.87                      39
EQ/Capital Guardian International ............     Class B 0.80%          $ 118.70                      --
EQ/Capital Guardian International ............     Class B 0.90%          $ 117.59                       1

EQ/Capital Guardian Research .................     Class A 0.00%          $ 124.71                       2
EQ/Capital Guardian Research .................     Class A 0.00%          $ 169.42                       1
EQ/Capital Guardian Research .................     Class A 0.60%          $ 114.15                       2
EQ/Capital Guardian Research .................     Class B 0.00%          $ 130.63                     130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Fair Value     Units Outstanding (000's)
                                              ------------------   -----------------   --------------------------
EQ/Capital Guardian Research ..............     Class B 0.60%          $ 125.74                     491
EQ/Capital Guardian Research ..............     Class B 0.80%          $ 124.14                       5
EQ/Capital Guardian Research ..............     Class B 0.90%          $ 123.36                      41

EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 122.37                       5
EQ/Capital Guardian U.S. Equity ...........     Class A 0.00%          $ 177.90                      33
EQ/Capital Guardian U.S. Equity ...........     Class A 0.60%          $ 118.70                       5
EQ/Capital Guardian U.S. Equity ...........     Class B 0.00%          $ 126.78                      56
EQ/Capital Guardian U.S. Equity ...........     Class B 0.60%          $ 122.04                     422
EQ/Capital Guardian U.S. Equity ...........     Class B 0.80%          $ 120.49                       1
EQ/Capital Guardian U.S. Equity ...........     Class B 0.90%          $ 119.73                      33

EQ/Caywood-Scholl High Yield Bond .........     Class B 0.00%          $ 104.91                      --

EQ/Equity 500 Index .......................     Class A 0.00%          $ 313.55                     470
EQ/Equity 500 Index .......................     Class A 0.60%          $ 295.07                   1,344
EQ/Equity 500 Index .......................     Class A 0.80%          $ 202.94                      20
EQ/Equity 500 Index .......................     Class A 0.90%          $ 284.70                     215
EQ/Equity 500 Index .......................     Class B 0.00%          $  96.35                      --
EQ/Equity 500 Index .......................     Class B 0.60%          $  95.67                   1,094
EQ/Equity 500 Index .......................     Class B 0.90%          $ 107.63                      --

EQ/Evergreen International Bond ...........     Class B 0.00%          $  97.81                     118

EQ/Evergreen Omega ........................     Class A 0.00%          $ 111.99                       1
EQ/Evergreen Omega ........................     Class A 0.00%          $ 157.88                      --
EQ/Evergreen Omega ........................     Class B 0.00%          $  91.70                      17
EQ/Evergreen Omega ........................     Class B 0.00%          $  88.99                      --
EQ/Evergreen Omega ........................     Class B 0.60%          $  83.59                      89
EQ/Evergreen Omega ........................     Class B 0.80%          $  87.15                      --
EQ/Evergreen Omega ........................     Class B 0.90%          $  83.85                      --
EQ/Evergreen Omega ........................     Class B 0.90%          $  86.59                       4

EQ/FI Mid Cap .............................     Class A 0.00%          $ 130.96                       3
EQ/FI Mid Cap .............................     Class A 0.00%          $ 193.78                      65
EQ/FI Mid Cap .............................     Class A 0.60%          $ 141.98                       3
EQ/FI Mid Cap .............................     Class B 0.00%          $ 125.66                      96
EQ/FI Mid Cap .............................     Class B 0.60%          $ 121.70                     665
EQ/FI Mid Cap .............................     Class B 0.80%          $ 120.40                       2
EQ/FI Mid Cap .............................     Class B 0.90%          $ 119.75                      30

EQ/FI Mid Cap Value .......................     Class A 0.00%          $ 135.88                       7
EQ/FI Mid Cap Value .......................     Class A 0.00%          $ 188.70                      78
EQ/FI Mid Cap Value .......................     Class A 0.60%          $ 139.52                       5
EQ/FI Mid Cap Value .......................     Class B 0.00%          $ 177.95                     196
EQ/FI Mid Cap Value .......................     Class B 0.60%          $ 164.08                   1,153
EQ/FI Mid Cap Value .......................     Class B 0.80%          $ 165.99                       7
EQ/FI Mid Cap Value .......................     Class B 0.90%          $ 129.72                      --
EQ/FI Mid Cap Value .......................     Class B 0.90%          $ 164.54                      88

EQ/GAMCO Mergers and Acquisitions .........     Class B 0.00%          $ 105.99                      --

EQ/GAMCO Small Company Value ..............     Class B 0.00%          $ 118.47                      15

EQ/International Growth ...................     Class B 0.00%          $ 116.03                      --

EQ/Janus Large Cap Growth .................     Class A 0.00%          $ 125.23                       2
EQ/Janus Large Cap Growth .................     Class A 0.00%          $ 158.61                      --
EQ/Janus Large Cap Growth .................     Class A 0.60%          $ 106.87                       2
EQ/Janus Large Cap Growth .................     Class B 0.00%          $  68.55                      65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Fair Value     Units Outstanding (000's)
                                             ------------------   -----------------   --------------------------
EQ/Janus Large Cap Growth ................     Class B 0.60%          $  66.39                    327
EQ/Janus Large Cap Growth ................     Class B 0.80%          $  65.68                      1
EQ/Janus Large Cap Growth ................     Class B 0.90%          $  65.32                     17

EQ/JPMorgan Core Bond ....................     Class A 0.00%          $ 113.28                     96
EQ/JPMorgan Core Bond ....................     Class A 0.60%          $ 118.54                      3
EQ/JPMorgan Core Bond ....................     Class B 0.00%          $ 119.44                      4
EQ/JPMorgan Core Bond ....................     Class B 0.60%          $ 140.53                     23
EQ/JPMorgan Core Bond ....................     Class B 0.60%          $ 142.96                    127
EQ/JPMorgan Core Bond ....................     Class B 0.80%          $ 115.60                     --
EQ/JPMorgan Core Bond ....................     Class B 0.90%          $ 139.79                     --
EQ/JPMorgan Core Bond ....................     Class B 0.90%          $ 115.13                      8

EQ/JPMorgan Value Opportunities ..........     Class A 0.00%          $ 123.22                      1
EQ/JPMorgan Value Opportunities ..........     Class A 0.00%          $ 160.51                     --
EQ/JPMorgan Value Opportunities ..........     Class B 0.00%          $ 152.22                     51
EQ/JPMorgan Value Opportunities ..........     Class B 0.60%          $ 101.40                     20
EQ/JPMorgan Value Opportunities ..........     Class B 0.60%          $ 144.49                    148
EQ/JPMorgan Value Opportunities ..........     Class B 0.80%          $ 141.99                      2
EQ/JPMorgan Value Opportunities ..........     Class B 0.90%          $ 140.75                     15

EQ/Lazard Small Cap Value ................     Class A 0.00%          $ 185.93                     45
EQ/Lazard Small Cap Value ................     Class A 0.60%          $ 183.45                      3
EQ/Lazard Small Cap Value ................     Class B 0.00%          $ 198.05                      7
EQ/Lazard Small Cap Value ................     Class B 0.00%          $ 199.53                     --
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 190.80                    101
EQ/Lazard Small Cap Value ................     Class B 0.60%          $ 185.77                      6
EQ/Lazard Small Cap Value ................     Class B 0.80%          $ 188.18                     --
EQ/Lazard Small Cap Value ................     Class B 0.90%          $ 186.56                      6

EQ/Legg Mason Value Equity ...............     Class B 0.00%          $ 106.74                     --

EQ/Long Term Bond ........................     Class B 0.00%          $ 100.89                     --

EQ/Lord Abbett Growth and Income .........     Class B 0.00%          $ 106.94                     --

EQ/Lord Abbett Large Cap Core ............     Class B 0.00%          $ 106.57                     --

EQ/Lord Abbett Mid Cap Value .............     Class B 0.00%          $ 112.49                     --

EQ/Marsico Focus .........................     Class A 0.00%          $ 125.94                      4
EQ/Marsico Focus .........................     Class A 0.00%          $ 156.54                    104
EQ/Marsico Focus .........................     Class A 0.60%          $ 154.45                      4
EQ/Marsico Focus .........................     Class B 0.00%          $ 150.75                     98
EQ/Marsico Focus .........................     Class B 0.60%          $ 146.95                    548
EQ/Marsico Focus .........................     Class B 0.80%          $ 145.70                      2
EQ/Marsico Focus .........................     Class B 0.90%          $ 145.08                     36

EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 122.25                     65
EQ/Mercury Basic Value Equity ............     Class A 0.00%          $ 170.69                     59
EQ/Mercury Basic Value Equity ............     Class A 0.60%          $ 168.41                      1
EQ/Mercury Basic Value Equity ............     Class B 0.00%          $ 228.07                    142
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 216.48                    582
EQ/Mercury Basic Value Equity ............     Class B 0.60%          $ 141.57                     51
EQ/Mercury Basic Value Equity ............     Class B 0.80%          $ 212.74                      5
EQ/Mercury Basic Value Equity ............     Class B 0.90%          $ 210.89                     47

EQ/Mercury International Value ...........     Class A 0.00%          $ 144.34                      4
EQ/Mercury International Value ...........     Class A 0.00%          $ 183.79                     61
EQ/Mercury International Value ...........     Class A 0.60%          $ 139.41                      4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                   Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                  ------------------   -----------------   --------------------------
EQ/Mercury International Value ................     Class B 0.00%          $ 136.43                    224
EQ/Mercury International Value ................     Class B 0.60%          $ 141.60                     11
EQ/Mercury International Value ................     Class B 0.60%          $ 144.58                    641
EQ/Mercury International Value ................     Class B 0.80%          $ 129.63                      3
EQ/Mercury International Value ................     Class B 0.90%          $ 141.37                     78

EQ/MFS Emerging Growth Companies ..............     Class A 0.00%          $ 125.16                      2
EQ/MFS Emerging Growth Companies ..............     Class A 0.00%          $ 164.74                     18
EQ/MFS Emerging Growth Companies ..............     Class A 0.60%          $ 108.73                      1
EQ/MFS Emerging Growth Companies ..............     Class B 0.00%          $ 159.66                    130
EQ/MFS Emerging Growth Companies ..............     Class B 0.60%          $  87.07                     70
EQ/MFS Emerging Growth Companies ..............     Class B 0.60%          $ 151.54                    865
EQ/MFS Emerging Growth Companies ..............     Class B 0.80%          $ 148.92                     10
EQ/MFS Emerging Growth Companies ..............     Class B 0.90%          $ 147.63                     53

EQ/MFS Investors Trust ........................     Class A 0.00%          $ 125.95                     --
EQ/MFS Investors Trust ........................     Class A 0.00%          $ 151.87                     --
EQ/MFS Investors Trust ........................     Class A 0.60%          $ 113.10                     --
EQ/MFS Investors Trust ........................     Class B 0.00%          $  99.41                     15
EQ/MFS Investors Trust ........................     Class B 0.60%          $  95.56                     93
EQ/MFS Investors Trust ........................     Class B 0.80%          $  94.30                     --
EQ/MFS Investors Trust ........................     Class B 0.90%          $  93.68                     12

EQ/Money Market ...............................     Class A 0.00%          $ 152.31                    532
EQ/Money Market ...............................     Class A 0.60%          $ 228.36                    657
EQ/Money Market ...............................     Class A 0.80%          $ 131.07                      4
EQ/Money Market ...............................     Class A 0.90%          $ 146.23                     72
EQ/Money Market ...............................     Class B 0.00%          $ 117.70                      7
EQ/Money Market ...............................     Class B 0.00%          $ 123.69                     --
EQ/Money Market ...............................     Class B 0.00%          $ 152.31                      3
EQ/Money Market ...............................     Class B 0.60%          $ 118.28                    474
EQ/Money Market ...............................     Class B 0.90%          $ 115.65                     --

EQ/Montag & Caldwell Growth ...................     Class B 0.00%          $ 110.64                      2

EQ/PIMCO Real Return ..........................     Class B 0.00%          $ 100.24                     --

EQ/Short Duration Bond ........................     Class B 0.00%          $ 100.69                     --

EQ/Small Company Index ........................     Class A 0.00%          $ 200.89                     27
EQ/Small Company Index ........................     Class A 0.60%          $ 174.84                     90
EQ/Small Company Index ........................     Class A 0.60%          $ 135.54                     10
EQ/Small Company Index ........................     Class A 0.80%          $ 172.91                     --
EQ/Small Company Index ........................     Class A 0.90%          $ 172.45                      9
EQ/Small Company Index ........................     Class B 0.00%          $ 148.03                     --
EQ/Small Company Index ........................     Class B 0.00%          $ 200.89                      6
EQ/Small Company Index ........................     Class B 0.60%          $ 163.61                     --
EQ/Small Company Index ........................     Class B 0.60%          $ 200.89                      6
EQ/Small Company Index ........................     Class B 0.80%          $ 154.45                     43
EQ/Small Company Index ........................     Class B 0.90%          $ 152.98                     --

EQ/TCW Equity .................................     Class B 0.00%          $ 116.00                      3

EQ/UBS Growth and Income ......................     Class B 0.00%          $ 119.43                      5

EQ/Van Kampen Comstock ........................     Class B 0.00%          $ 105.23                     --

EQ/Van Kampen Emerging Markets Equity .........     Class A 0.00%          $ 178.41                      6
EQ/Van Kampen Emerging Markets Equity .........     Class A 0.00%          $ 287.26                     40
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.00%          $ 156.20                    268

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          Contract charges     Unit Fair Value     Units Outstanding (000's)
                                                         ------------------   -----------------   --------------------------
EQ/Van Kampen Emerging Markets Equity ................     Class B 0.60%          $ 201.38                     29
EQ/Van Kampen Emerging Markets Equity ................     Class B 0.60%          $ 148.53                    783
EQ/Van Kampen Emerging Markets Equity ................     Class B 0.80%          $ 146.05                      4
EQ/Van Kampen Emerging Markets Equity ................     Class B 0.90%          $ 144.82                     57

EQ/Van Kampen Mid Cap Growth .........................     Class B 0.00%          $ 124.85                     --

EQ/Wells Fargo Montgomery Small Cap ..................     Class B 0.00%          $ 120.11                     --

Fidelity VIP Asset Manager: Growth ...................     Class B 0.00%          $ 130.10                     18

Fidelity VIP Contrafund ..............................     Class B 0.00%          $ 170.65                    173

Fidelity VIP Equity-Income ...........................     Class B 0.00%          $ 152.67                     39

Fidelity VIP Growth & Income .........................     Class B 0.00%          $ 133.17                     21

Fidelity VIP High Income .............................     Class B 0.00%          $ 127.93                     25

Fidelity VIP Investment Grade Bond ...................     Class B 0.00%          $ 108.74                     56

Fidelity VIP Mid Cap .................................     Class B 0.00%          $ 211.79                    125

Fidelity VIP Value ...................................     Class B 0.00%          $ 150.16                     20

Fidelity VIP Value Startegies ........................     Class B 0.00%          $ 179.87                     18

Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.00%          $ 107.40                     15
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.60%          $ 105.68                     97
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.80%          $ 105.11                     --
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 0.90%          $ 104.83                      7

MFS Mid Cap Growth ...................................     Class A 0.60%          $ 124.48                      2

OpCap Renaissance ....................................     Class A 0.00%          $ 209.97                     47
OpCap Renaissance ....................................     Class A 0.00%          $ 120.12                      3
OpCap Renaissance ....................................     Class A 0.60%          $ 177.02                     57
OpCap Renaissance ....................................     Class A 0.60%          $ 150.03                      3
OpCap Renaissance ....................................     Class A 0.80%          $ 176.07                     --
OpCap Renaissance ....................................     Class A 0.90%          $ 175.60                      4

PIMCO Total Return ...................................     Class A 0.60%          $ 116.12                      5

U.S. Real Estate -- Class I ..........................     Class A 0.00%          $ 164.18                      5
U.S. Real Estate -- Class I ..........................     Class A 0.00%          $ 230.73                    165
U.S. Real Estate -- Class I ..........................     Class A 0.60%          $ 203.80                    178
U.S. Real Estate -- Class I ..........................     Class A 0.80%          $ 202.70                     --
U.S. Real Estate -- Class I ..........................     Class A 0.90%          $ 202.15                     10
U.S. Real Estate -- Class I ..........................     Class B 0.00%          $ 170.26                     --

Vanguard VIF Equity Index ............................     Class A 0.60%          $ 113.32                     28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    AXA Aggressive  AXA Conservative   AXA Conservative-
                                                      Allocation       Allocation       Plus Allocation
                                                   --------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  596,080       $ 102,920           $ 138,561
 Expenses: .......................................
  Mortality and expense risk charges .............        52,188          12,104              10,858
                                                      ----------       ---------           ---------
Net Investment Income (Loss) .....................       543,892          90,816             127,703
                                                      ----------       ---------           ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        73,830          11,803              25,602
  Realized gain distribution from The Trusts .....            --           5,352               9,191
                                                      ----------       ---------           ---------
 Net realized gain (loss) ........................        73,830          17,155              34,793
                                                      ----------       ---------           ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................       582,092         (44,575)            (48,655)
                                                      ----------       ---------           ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       655,922         (27,420)            (13,862)
                                                      ----------       ---------           ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,199,814       $  63,396           $ 113,841
                                                      ==========       =========           =========

                                                    AXA Moderate    AXA Moderate-     AXA Premier VIP    AXA Premier VIP
                                                     Allocation    Plus Allocation   Aggressive Equity      Core Bond
                                                   -------------- ----------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $36,718,922       $1,625,999       $         --       $   2,183,055
 Expenses: .......................................
  Mortality and expense risk charges .............    8,274,934          109,790          2,878,322             276,319
                                                    -----------       ----------       ------------       -------------
Net Investment Income (Loss) .....................   28,443,988        1,516,209         (2,878,322)          1,906,736
                                                    -----------       ----------       ------------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   16,372,634          180,908           (338,971)           (350,258)
  Realized gain distribution from The Trusts .....           --               --                 --                  --
                                                    -----------       ----------       ------------       -------------
 Net realized gain (loss) ........................   16,372,634          180,908           (338,971)           (350,258)
                                                    -----------       ----------       ------------       -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   16,660,512          920,743         41,899,010            (750,320)
                                                    -----------       ----------       ------------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   33,033,146        1,101,651         41,560,039          (1,100,578)
                                                    -----------       ----------       ------------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $61,477,134       $2,617,860       $ 38,681,717       $     806,158
                                                    ===========       ==========       ============       =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                      Health Care        High Yield     International Equity
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  656,646      $ 15,847,271          $1,304,002
 Expenses: .......................................
  Mortality and expense risk charges .............         94,393           895,812             148,044
                                                       ----------      ------------          ----------
Net Investment Income (Loss) .....................        562,253        14,951,459           1,155,958
                                                       ----------      ------------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        454,490        (2,658,650)            666,845
  Realized gain distribution from The Trusts .....        721,073                --           1,206,321
                                                       ----------      ------------          ----------
 Net realized gain (loss) ........................      1,175,563        (2,658,650)          1,873,166
                                                       ----------      ------------          ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................         93,972        (6,934,784)          1,796,599
                                                       ----------      ------------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,269,535        (9,593,434)          3,669,765
                                                       ----------      ------------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $1,831,788      $  5,358,025          $4,825,723
                                                       ==========      ============          ==========

                                                    AXA Premier VIP
                                                       Large Cap      AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                      Core Equity    Large Cap Growth   Large Cap Value   Mid Cap Growth
                                                   ---------------- ------------------ ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 46,875         $       --        $  552,850      $     369,656
 Expenses: .......................................
  Mortality and expense risk charges .............       14,753             48,242            74,498             98,313
                                                       --------         ----------        ----------      -------------
Net Investment Income (Loss) .....................       32,122            (48,242)          478,352            271,343
                                                       --------         ----------        ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       97,591            268,952           288,728            718,250
  Realized gain distribution from The Trusts .....      113,159                 --           443,836          2,942,450
                                                       --------         ----------        ----------      -------------
 Net realized gain (loss) ........................      210,750            268,952           732,564          3,660,700
                                                       --------         ----------        ----------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       91,708            852,359          (116,685)        (1,988,037)
                                                       --------         ----------        ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      302,458          1,121,311           615,879          1,672,663
                                                       --------         ----------        ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $334,580         $1,073,069        $1,094,231      $   1,944,006
                                                       ========         ==========        ==========      =============

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    AXA Premier VIP   AXA Premier VIP
                                                     Mid Cap Value       Technology     Davis Value
                                                   ----------------- ----------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   3,335,694      $      199        $ 7,108
 Expenses: .......................................
  Mortality and expense risk charges .............         194,154         325,150          3,446
                                                     -------------      ----------        -------
Net Investment Income (Loss) .....................       3,141,540        (324,951)         3,662
                                                     -------------      ----------        -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       1,667,038       1,418,890         20,271
  Realized gain distribution from The Trusts .....       7,264,170             434             --
                                                     -------------      ----------        -------
 Net realized gain (loss) ........................       8,931,208       1,419,324         20,271
                                                     -------------      ----------        -------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (8,897,352)      5,712,887         33,253
                                                     -------------      ----------        -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          33,856       7,132,211         53,524
                                                     -------------      ----------        -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   3,175,396      $6,807,260        $57,186
                                                     =============      ==========        =======

                                                                                              EQ/Alliance
                                                      EQ/Alliance       EQ/Alliance           Intermediate        EQ/Alliance
                                                     Common Stock    Growth and Income   Government Securities   International
                                                   ---------------- ------------------- ----------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   25,196,085      $ 6,172,436          $   5,473,203       $10,360,701
 Expenses: .......................................
  Mortality and expense risk charges .............      13,450,123        2,611,485                719,639         3,238,870
                                                    --------------      -----------          -------------       -----------
Net Investment Income (Loss) .....................      11,745,962        3,560,951              4,753,564         7,121,831
                                                    --------------      -----------          -------------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (35,133,374)       3,331,605               (921,747)       14,930,473
  Realized gain distribution from The Trusts .....              --       15,434,300                     --                --
                                                    --------------      -----------          -------------       -----------
 Net realized gain (loss) ........................     (35,133,374)      18,765,905               (921,747)       14,930,473
                                                    --------------      -----------          -------------       -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     113,916,981        3,088,109             (2,113,517)       62,525,996
                                                    --------------      -----------          -------------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      78,783,607       21,854,014             (3,035,264)       77,456,469
                                                    --------------      -----------          -------------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   90,529,569      $25,414,965          $   1,718,300       $84,578,300
                                                    ==============      ===========          =============       ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                       EQ/Alliance      EQ/Alliance       EQ/Alliance
                                                    Large Cap Growth    Quality Bond   Small Cap Growth
                                                   ------------------ --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $         --     $   5,518,208     $         --
 Expenses: .......................................
  Mortality and expense risk charges .............         521,232           633,621        1,014,462
                                                      ------------     -------------     ------------
Net Investment Income (Loss) .....................        (521,232)        4,884,587       (1,014,462)
                                                      ------------     -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (1,493,212)          145,652        6,813,377
  Realized gain distribution from The Trusts .....              --                --               --
                                                      ------------     -------------     ------------
 Net realized gain (loss) ........................      (1,493,212)          145,652        6,813,377
                                                      ------------     -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      15,068,041        (2,637,874)      16,153,862
                                                      ------------     -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      13,574,829        (2,492,222)      22,967,239
                                                      ------------     -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 13,053,597     $   2,392,365     $ 21,952,777
                                                      ============     =============     ============

                                                                          EQ/Bear Stearns
                                                          EQ/Ariel             Small          EQ/Bernstein     EQ/Boston Advisors
                                                    Appreciation II (b)   Company Growth   Diversified Value     Equity Income
                                                   --------------------- ---------------- ------------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................         $ 2                $ 9,843         $ 2,681,731           $16,144
 Expenses: .......................................
  Mortality and expense risk charges .............          --                     --           1,049,244                --
                                                           ---                -------         -----------           -------
Net Investment Income (Loss) .....................           2                  9,843           1,632,487            16,144
                                                           ---                -------         -----------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          --                  1,424           4,784,786             2,144
  Realized gain distribution from The Trusts .....          --                     --           4,724,377                --
                                                           ---                -------         -----------           -------
 Net realized gain (loss) ........................          --                  1,424           9,509,163             2,144
                                                           ---                -------         -----------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (6)                19,090             (16,652)           25,382
                                                           ---                -------         -----------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (6)                20,514           9,492,511            27,526
                                                           ---                -------         -----------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................         $(4)               $30,357         $11,124,998           $43,670
                                                           ===                =======         ===========           =======

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    EQ/Calvert           EQ/Capital           EQ/Capital
                                               Socially Responsible   Guardian Growth   Guardian International
                                              ---------------------- ----------------- ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .................        $    --            $    4,038             $ 71,135
 Expenses: ..................................
  Mortality and expense risk charges ........            242                10,786               23,334
                                                     -------            ----------             --------
Net Investment Income (Loss) ................           (242)               (6,748)              47,801
                                                     -------            ----------             --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .......          1,245               (31,022)              79,847
  Realized gain distribution from The Trusts           6,578                    --                6,009
                                                     -------            ----------             --------
 Net realized gain (loss) ...................          7,823               (31,022)              85,856
                                                     -------            ----------             --------
 Change in unrealized appreciation
  (depreciation) of investments .............          5,873               134,927              571,046
                                                     -------            ----------             --------
Net Realized and Unrealized Gain (Loss) on
 Investments ................................         13,696               103,905              656,902
                                                     -------            ----------             --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................        $13,454            $   97,157             $704,703
                                                     =======            ==========             ========

                                                   EQ/Capital           EQ/Capital         EQ/Caywood-Scholl      EQ/Equity
                                               Guardian Research   Guardian U.S. Equity   High Yield Bond (a)     500 Index
                                              ------------------- ---------------------- --------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .................      $  462,828         $     378,051              $ 124          $10,929,056
 Expenses: ..................................
  Mortality and expense risk charges ........         408,565               325,052                 --            3,566,196
                                                   ----------         -------------              -----          -----------
Net Investment Income (Loss) ................          54,263                52,999                124            7,362,860
                                                   ----------         -------------              -----          -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .......       2,639,354             3,587,550                  6            3,174,850
  Realized gain distribution from The Trusts               --             3,443,759                 --           12,822,177
                                                   ----------         -------------              -----          -----------
 Net realized gain (loss) ...................       2,639,354             7,031,309                  6           15,997,027
                                                   ----------         -------------              -----          -----------
 Change in unrealized appreciation
  (depreciation) of investments .............       1,720,192            (3,405,777)               (91)           4,797,790
                                                   ----------         -------------              -----          -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ................................       4,359,546             3,625,532                (85)          20,794,817
                                                   ----------         -------------              -----          -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................      $4,413,809         $   3,678,531              $  39          $28,157,677
                                                   ==========         =============              =====          ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                      EQ/Evergreen        EQ/Evergreen        EQ/FI
                                                 International Bond (b)       Omega          Mid Cap
                                                ------------------------ -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................          $  --            $     3,447    $    7,711,277
 Expenses: ....................................
  Mortality and expense risk charges ..........             --                 48,169           475,575
                                                         -----            -----------    --------------
Net Investment Income (Loss) ..................             --                (44,722)        7,235,702
                                                         -----            -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........             --                354,599         3,217,335
  Realized gain distribution from The Trusts ..             --                291,161         6,458,796
                                                         -----            -----------    --------------
 Net realized gain (loss) .....................             --                645,760         9,676,131
                                                         -----            -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ...............            (32)              (289,712)      (10,776,853)
                                                         -----            -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................            (32)               356,048        (1,100,722)
                                                         -----            -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................          $ (32)           $   311,326    $    6,134,980
                                                         =====            ===========    ==============

                                                     EQ/FI                 EQ/GAMCO                   EQ/GAMCO
                                                 Mid Cap Value   Mergers and Acquisitions (a)   Small Company Value
                                                --------------- ------------------------------ ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................  $ 11,395,072               $   48                  $   10,962
 Expenses: ....................................
  Mortality and expense risk charges ..........     1,192,060                   --                          --
                                                 ------------               ------                  ----------
Net Investment Income (Loss) ..................    10,203,012                   48                      10,962
                                                 ------------               ------                  ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........     4,357,375                   --                       1,491
  Realized gain distribution from The Trusts ..    15,760,663                    6                     105,568
                                                 ------------               ------                  ----------
 Net realized gain (loss) .....................    20,118,038                    6                     107,059
                                                 ------------               ------                  ----------
 Change in unrealized appreciation
  (depreciation) of investments ...............    (5,600,052)                 (30)                    (70,976)
                                                 ------------               ------                  ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................    14,517,986                  (24)                     36,083
                                                 ------------               ------                  ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................  $ 24,720,998               $   24                  $   47,045
                                                 ============               ======                  ==========

                                                 EQ/International
                                                    Growth (a)
                                                ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ...................        $ 17
 Expenses: ....................................
  Mortality and expense risk charges ..........          --
                                                       ----
Net Investment Income (Loss) ..................          17
                                                       ----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .........          50
  Realized gain distribution from The Trusts ..          --
                                                       ----
 Net realized gain (loss) .....................          50
                                                       ----
 Change in unrealized appreciation
  (depreciation) of investments ...............         115
                                                       ----
Net Realized and Unrealized Gain (Loss) on
 Investments ..................................         165
                                                       ----
Net Increase (Decrease) in Net Assets
 Resulting from Operations ....................        $182
                                                       ====

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    EQ/Janus Large  EQ/JPMorgan       EQ/JPMorgan
                                                      Cap Growth     Core Bond    Value Opportunities
                                                   --------------- ------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $      443     $1,169,707        $  523,774
 Expenses: .......................................
  Mortality and expense risk charges .............      131,348        100,611           162,486
                                                     ----------     ----------        ----------
Net Investment Income (Loss) .....................     (130,905)     1,069,096           361,288
                                                     ----------     ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      680,489         31,542           887,285
  Realized gain distribution from The Trusts .....           --             --                --
                                                     ----------     ----------        ----------
 Net realized gain (loss) ........................      680,489         31,542           887,285
                                                     ----------     ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,244,466       (663,385)         (104,815)
                                                     ----------     ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,924,955       (631,843)          782,470
                                                     ----------     ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $1,794,050     $  437,253        $1,143,758
                                                     ==========     ==========        ==========

                                                       EQ/Lazard        EQ/Legg Mason       EQ/Long         EQ/Lord Abbett
                                                    Small Cap Value   Value Equity (b)   Term Bond (a)   Growth and Income (a)
                                                   ----------------- ------------------ --------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   1,346,515         $    1            $100               $   1
 Expenses: .......................................
  Mortality and expense risk charges .............         110,906             --              --                  --
                                                     -------------         ------            ----               -----
Net Investment Income (Loss) .....................       1,235,609              1             100                   1
                                                     -------------         ------            ----               -----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         215,351             --               3                   7
  Realized gain distribution from The Trusts .....       1,394,709             --              36                  --
                                                     -------------         ------            ----               -----
 Net realized gain (loss) ........................       1,610,060             --              39                   7
                                                     -------------         ------            ----               -----
 Change in unrealized appreciation
  (depreciation) of investments ..................      (1,391,656)          (171)            (47)                (93)
                                                     -------------         ------            ----               -----
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         218,404           (171)             (8)                (86)
                                                     -------------         ------            ----               -----
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   1,454,013         $ (170)           $ 92               $ (85)
                                                     =============         ======            ====               =====

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                      EQ/Lord Abbett       EQ/Lord Abbett     EQ/Marsico
                                                    Large Cap Core (a)   Mid Cap Value (a)       Focus
                                                   -------------------- ------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................         $--                $   81         $    16,584
 Expenses: .......................................
  Mortality and expense risk charges .............          --                    --             457,709
                                                           ---                ------         -----------
Net Investment Income (Loss) .....................          --                    81            (441,125)
                                                           ---                ------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          --                     1           3,094,191
  Realized gain distribution from The Trusts .....          --                    --           2,707,927
                                                           ---                ------         -----------
 Net realized gain (loss) ........................          --                     1           5,802,118
                                                           ---                ------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (7)                 (225)          5,336,137
                                                           ---                ------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (7)                 (224)         11,138,255
                                                           ---                ------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................         $(7)               $ (143)        $10,697,130
                                                           ===                ======         ===========

                                                        EQ/Mercury            EQ/Mercury        EQ/MFS Emerging       EQ/MFS
                                                    Basic Value Equity   International Value   Growth Companies   Investors Trust
                                                   -------------------- --------------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   2,582,243          $ 2,363,488         $         --        $ 59,210
 Expenses: .......................................
  Mortality and expense risk charges .............          898,024              601,421              873,266          60,473
                                                      -------------          -----------         ------------        --------
Net Investment Income (Loss) .....................        1,684,219            1,762,067             (873,266)         (1,263)
                                                      -------------          -----------         ------------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        4,408,651            3,206,790           (4,519,364)        479,792
  Realized gain distribution from The Trusts .....        7,816,109                   --                   --              --
                                                      -------------          -----------         ------------        --------
 Net realized gain (loss) ........................       12,224,760            3,206,790           (4,519,364)        479,792
                                                      -------------          -----------         ------------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (9,411,643)           8,635,952           18,449,876         244,903
                                                      -------------          -----------         ------------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        2,813,117           11,842,742           13,930,512         724,695
                                                      -------------          -----------         ------------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   4,497,336          $13,604,809         $ 13,057,246        $723,432
                                                      =============          ===========         ============        ========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        EQ/Montag &         EQ/PIMCO
                                                    EQ/Money Market   Caldwell Growth   Real Return (a)
                                                   ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $9,260,977           $  377           $  157
 Expenses: .......................................
  Mortality and expense risk charges .............     1,520,282               --               --
                                                      ----------           ------           ------
Net Investment Income (Loss) .....................     7,740,695              377              157
                                                      ----------           ------           ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (655,056)             351               --
  Realized gain distribution from The Trusts .....            --               --                5
                                                      ----------           ------           ------
 Net realized gain (loss) ........................      (655,056)             351                5
                                                      ----------           ------           ------
 Change in unrealized appreciation
  (depreciation) of investments ..................       687,838            3,757             (209)
                                                      ----------           ------           ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        32,782            4,108             (204)
                                                      ----------           ------           ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $7,773,477           $4,485           $  (47)
                                                      ==========           ======           ======

                                                         EQ/Short          EQ/Small                          EQ/UBS
                                                    Duration Bond (a)   Company Index   EQ/TCW Equity   Growth and Income
                                                   ------------------- --------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $  5          $     412,189      $    --           $ 3,323
 Expenses: .......................................
  Mortality and expense risk charges .............          --                140,553           --                --
                                                          ----          -------------      -------           -------
Net Investment Income (Loss) .....................           5                271,636           --             3,323
                                                          ----          -------------      -------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          --              1,030,406         (168)           15,335
  Realized gain distribution from The Trusts .....          --              1,440,685           --                --
                                                          ----          -------------      -------           -------
 Net realized gain (loss) ........................          --              2,471,091         (168)           15,335
                                                          ----          -------------      -------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (3)            (1,500,061)      22,823            18,961
                                                          ----          -------------      -------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (3)               971,030       22,655            34,296
                                                          ----          -------------      -------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $  2          $   1,242,666      $22,655           $37,619
                                                          ====          =============      =======           =======

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                               EQ/Van Kampen       EQ/Van Kampen           EQ/Van Kampen
                                               Comstock (a)   Emerging Markets Equity   Mid Cap Growth (a)
                                              -------------- ------------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .................      $130             $   852,091               $  --
 Expenses: ..................................
  Mortality and expense risk charges ........        --                 614,939                  --
                                                   ----             -----------               -----
Net Investment Income (Loss) ................       130                 237,152                  --
                                                   ----             -----------               -----
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .......         3               8,502,926                  --
  Realized gain distribution from The Trusts         --               5,765,602                  --
                                                   ----             -----------               -----
 Net realized gain (loss) ...................         3              14,268,528                  --
                                                   ----             -----------               -----
 Change in unrealized appreciation
  (depreciation) of investments .............       405              26,186,449                 (35)
                                                   ----             -----------               -----
Net Realized and Unrealized Gain (Loss) on
 Investments ................................       408              40,454,977                 (35)
                                                   ----             -----------               -----
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................      $538             $40,692,129               $ (35)
                                                   ====             ===========               =====

                                                    EQ/Wells Fargo        Fidelity VIP Asset   Fidelity VIP   Fidelity VIP
                                               Montgomery Small Cap (a)     Manager: Growth     Contrafund    Equity-Income
                                              -------------------------- -------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .................           $  19                   $35,939         $   15,628    $   281,958
 Expenses: ..................................
  Mortality and expense risk charges ........              --                        --                 --             --
                                                        -----                   -------         ----------    -----------
Net Investment Income (Loss) ................              19                    35,939             15,628        281,958
                                                        -----                   -------         ----------    -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments .......              --                    44,847            738,778        266,565
  Realized gain distribution from The Trusts               --                        --                 --             --
                                                        -----                   -------         ----------    -----------
 Net realized gain (loss) ...................              --                    44,847            738,778        266,565
                                                        -----                   -------         ----------    -----------
 Change in unrealized appreciation
  (depreciation) of investments .............             (25)                   10,594          2,522,673       (260,183)
                                                        -----                   -------         ----------    -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ................................             (25)                   55,441          3,261,451          6,382
                                                        -----                   -------         ----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..................           $  (6)                  $91,380         $3,277,079    $   288,340
                                                        =====                   =======         ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                      Fidelity VIP    Fidelity VIP        Fidelity VIP
                                                    Growth & Income    High Income   Investment Grade Bond
                                                   ----------------- -------------- -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 31,838      $   498,110         $   329,873
 Expenses: .......................................
  Mortality and expense risk charges .............            --               --                  --
                                                        --------      -----------         -----------
Net Investment Income (Loss) .....................        31,838          498,110             329,873
                                                        --------      -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       182,870          (79,360)           (206,281)
  Realized gain distribution from The Trusts .....            --               --                  --
                                                        --------      -----------         -----------
 Net realized gain (loss) ........................       182,870          (79,360)           (206,281)
                                                        --------      -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        38,307         (345,141)             (9,153)
                                                        --------      -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       221,177         (424,501)           (215,434)
                                                        --------      -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $253,015      $    73,609         $   114,439
                                                        ========      ===========         ===========

                                                                                                     Laudus Rosenberg
                                                    Fidelity VIP   Fidelity VIP     Fidelity VIP         VIT Value
                                                       Mid Cap         Value      Value Strategies   Long/Short Equity
                                                   -------------- -------------- ------------------ ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  197,669      $ 10,238         $ 81,965         $        --
 Expenses: .......................................
  Mortality and expense risk charges .............           --            --               --              55,055
                                                     ----------      --------         --------         -----------
Net Investment Income (Loss) .....................      197,669        10,238           81,965             (55,055)
                                                     ----------      --------         --------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    1,071,460       159,714              344             775,201
  Realized gain distribution from The Trusts .....           --            --               --                  --
                                                     ----------      --------         --------         -----------
 Net realized gain (loss) ........................    1,071,460       159,714              344             775,201
                                                     ----------      --------         --------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    2,132,019         4,303           (6,299)            239,655
                                                     ----------      --------         --------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    3,203,479       164,017           (5,955)          1,014,856
                                                     ----------      --------         --------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $3,401,148      $174,255         $ 76,010         $   959,801
                                                     ==========      ========         ========         ===========

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                      MFS Mid        OpCap           PIMCO          U.S. Real       Vanguard VIF
                                                    Cap Growth    Renaissance    Total Return   Estate -- Class I   Equity Index
                                                   ------------ --------------- -------------- ------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $     --    $  1,279,868     $  24,400         $2,409,236       $ 137,408
 Expenses: .......................................
  Mortality and expense risk charges .............      1,326          81,977         2,334            182,524          15,444
                                                     --------    ------------     ---------         ----------       ---------
Net Investment Income (Loss) .....................     (1,326)      1,197,891        22,066          2,226,712         121,964
                                                     --------    ------------     ---------         ----------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      9,859          92,619           904          4,398,424          62,911
  Realized gain distribution from The Trusts .....         --              --            --                 --              --
                                                     --------    ------------     ---------         ----------       ---------
 Net realized gain (loss) ........................      9,859          92,619           904          4,398,424          62,911
                                                     --------    ------------     ---------         ----------       ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      1,428      (2,747,759)      (14,607)         3,293,226         (60,379)
                                                     --------    ------------     ---------         ----------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     11,287      (2,655,140)      (13,703)         7,691,650           2,532
                                                     --------    ------------     ---------         ----------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $  9,961    $ (1,457,249)    $   8,363         $9,918,362       $ 124,496
                                                     ========    ============     =========         ==========       =========

-------
The accompanying notes are an integral part of these financial statements.
(a) Commenced Operations on May 9, 2005.
(b) Commenced Operations on October 17, 2005.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                            AXA Aggressive                   AXA Conservative
                                                              Allocation                        Allocation
                                                  ---------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                  ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   543,892        $  75,559        $  90,816        $  51,848
 Net realized gain (loss) on investments ........        73,830           24,273           17,155           74,167
 Change in unrealized appreciation
  (depreciation) on investments .................       582,092          477,426          (44,575)           7,704
                                                    -----------       ----------       ----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................     1,199,814          577,258           63,396          133,719
                                                    -----------       ----------       ----------       ----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     3,654,068        1,478,761          594,078          351,358
  Transfers between funds and guaranteed
   interest account, net ........................     5,464,162        5,331,876          717,752        1,764,812
  Transfers for contract benefits and
   terminations .................................      (170,741)        (176,351)        (290,136)         (11,302)
  Contract maintenance charges ..................      (945,219)        (393,536)        (222,881)        (102,928)
                                                    -----------       ----------       ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,002,270        6,240,750          798,813        2,001,940
                                                    -----------       ----------       ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        11,340           24,557           12,103            7,181
                                                    -----------       ----------       ----------       ----------
Increase (Decrease) in Net Assets ...............     9,213,424        6,842,586          874,312        2,142,840
Net Assets -- Beginning of Period ...............     7,434,054          568,111        2,182,542           39,702
                                                    -----------       ----------       ----------       ----------
Net Assets -- End of Period .....................   $16,647,478       $7,434,054       $3,056,854       $2,182,542
                                                    ===========       ==========       ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            77               65               25               45
 Redeemed .......................................           (18)             (24)             (21)             (26)
                                                    -----------       ----------       ----------       ----------
 Net Increase (Decrease) ........................            59               41                4               19
                                                    -----------       ----------       ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            18               18                5                5
 Redeemed .......................................            (2)              (4)              (3)              (3)
                                                    -----------       ----------       ----------       ----------
 Net Increase (Decrease) ........................            16               14                2                2
                                                    -----------       ----------       ----------       ----------

                                                          AXA Conservative-                      AXA Moderate
                                                           Plus Allocation                        Allocation
                                                  --------------------------------- ---------------------------------------
                                                        2005             2004               2005                2004
                                                  ---------------- ---------------- -------------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  127,703       $   35,873       $   28,443,988      $    31,292,486
 Net realized gain (loss) on investments ........       34,793           10,162           16,372,634           12,413,462
 Change in unrealized appreciation
  (depreciation) on investments .................      (48,655)          37,565           16,660,512           70,588,454
                                                    ----------       ----------       --------------      --------------
 Net increase (decrease) in net assets from
  operations ....................................      113,841           83,600           61,477,134          114,294,402
                                                    ----------       ----------       --------------      --------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........      947,317          592,279          110,612,153          121,639,711
  Transfers between funds and guaranteed
   interest account, net ........................    1,460,854          947,572          (26,557,709)         (32,092,281)
  Transfers for contract benefits and
   terminations .................................      (38,808)         (35,711)         (81,553,466)         (87,332,219)
  Contract maintenance charges ..................     (255,553)         (96,274)         (88,080,470)         (89,440,127)
                                                    ----------       ----------       --------------      --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,113,810        1,407,866          (85,579,492)         (87,224,916)
                                                    ----------       ----------       --------------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       10,859            3,662               65,996               27,400
                                                    ----------       ----------       --------------      --------------
Increase (Decrease) in Net Assets ...............    2,238,510        1,495,128          (24,036,362)          27,064,898
Net Assets -- Beginning of Period ...............    1,671,068          175,940        1,461,702,772        1,434,637,874
                                                    ----------       ----------       --------------      --------------
Net Assets -- End of Period .....................   $3,909,578       $1,671,068       $1,437,666,410       $1,461,702,772
                                                    ==========       ==========       ==============       ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           29               15                  352                  431
 Redeemed .......................................          (10)              (6)                (498)                (621)
                                                    ----------       ----------       --------------      --------------
 Net Increase (Decrease) ........................           19                9                 (146)                (190)
                                                    ----------       ----------       --------------      --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            3                3                  144                  184
 Redeemed .......................................           (2)              --                 (146)                (124)
                                                    ----------       ----------       --------------      --------------
 Net Increase (Decrease) ........................            1                3                   (2)                  60
                                                    ----------       ----------       --------------      --------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             AXA Moderate-                     AXA Premier VIP
                                                            Plus Allocation                   Aggressive Equity
                                                  ----------------------------------- ---------------------------------
                                                         2005              2004             2005             2004
                                                  ----------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $ 1,516,209       $   259,855      $  (2,878,322)   $  (2,871,240)
 Net realized gain (loss) on investments ........       180,908            65,637           (338,971)      (4,480,586)
 Change in unrealized appreciation
  (depreciation) on investments .................       920,743           793,992         41,899,010       64,845,527
                                                    -----------       -----------      -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     2,617,860         1,119,484         38,681,717       57,493,701
                                                    -----------       -----------      -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    13,764,315         4,435,702         51,925,740       59,929,911
  Transfers between funds and guaranteed
   interest account, net ........................    17,518,788         9,578,746        (22,298,319)     (17,266,731)
  Transfers for contract benefits and
   terminations .................................      (671,715)         (254,385)       (30,775,014)     (35,671,706)
  Contract maintenance charges ..................    (2,952,725)         (868,716)       (36,722,128)     (38,698,068)
                                                    -----------       -----------      -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    27,658,663        12,891,347        (37,869,721)     (31,706,594)
                                                    -----------       -----------      -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        42,912            23,356             38,222           35,361
                                                    -----------       -----------      -------------    -------------
Increase (Decrease) in Net Assets ...............    30,319,435        14,034,187            850,218       25,822,468
Net Assets -- Beginning of Period ...............    15,318,086         1,283,899        541,158,111      515,335,643
                                                    -----------       -----------      -------------    -------------
Net Assets -- End of Period .....................   $45,637,521       $15,318,086      $ 542,008,329    $ 541,158,111
                                                    ===========       ===========      =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           240               125                194              241
 Redeemed .......................................           (55)              (27)              (265)            (313)
                                                    -----------        -----------     -------------    -------------
 Net Increase (Decrease) ........................           185                98                (71)             (72)
                                                    -----------        -----------     -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            52                21                 43               54
 Redeemed .......................................            (9)               (4)               (40)             (39)
                                                    --------------     -------------   -------------    -------------
 Net Increase (Decrease) ........................            43                17                  3               15
                                                    -------------      ------------    -------------    -------------

                                                          AXA Premier VIP                   AXA Premier VIP
                                                             Core Bond                        Health Care
                                                  ------------------------------- -----------------------------------
                                                        2005            2004             2005              2004
                                                  --------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,906,736    $  1,512,736     $   562,253       $   639,829
 Net realized gain (loss) on investments ........      (350,258)        327,281       1,175,563         1,347,055
 Change in unrealized appreciation
  (depreciation) on investments .................      (750,320)        (96,365)         93,972           (83,621)
                                                   ------------    ------------     -----------       -----------
 Net increase (decrease) in net assets from
  operations ....................................       806,158       1,743,652       1,831,788         1,903,263
                                                   ------------    ------------     -----------       -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    11,048,624      15,150,768       3,513,151         4,048,806
  Transfers between funds and guaranteed
   interest account, net ........................     1,497,704       7,094,117       3,882,431         5,942,998
  Transfers for contract benefits and
   terminations .................................    (1,941,476)     (3,210,407)       (562,102)         (629,209)
  Contract maintenance charges ..................    (4,352,415)     (4,033,849)     (1,271,250)       (1,020,263)
                                                   ------------    ------------     -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     6,252,437      15,000,629       5,562,230         8,342,332
                                                   ------------    ------------     -----------       -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        36,326          35,954          58,112            46,845
                                                   ------------    ------------     -----------       -----------
Increase (Decrease) in Net Assets ...............     7,094,921      16,780,235       7,452,130        10,292,440
Net Assets -- Beginning of Period ...............    57,597,342      40,817,107      21,619,607        11,327,167
                                                   ------------    ------------     -----------       -----------
Net Assets -- End of Period .....................  $ 64,692,263    $ 57,597,342     $29,071,737       $21,619,607
                                                   ============    ============     ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            58              60              19                17
 Redeemed .......................................           (27)            (19)             (6)               (5)
                                                   ------------    ------------     -----------       -----------
 Net Increase (Decrease) ........................            31              41              13                12
                                                   ------------    ------------     -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           350             406             116               159
 Redeemed .......................................          (326)           (312)            (81)              (95)
                                                   ------------    ------------     -----------       -----------
 Net Increase (Decrease) ........................            24              94              35                64
                                                   ------------    ------------     -----------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Premier VIP                    AXA Premier VIP
                                                             High Yield                    International Equity
                                                  --------------------------------- -----------------------------------
                                                        2005             2004              2005              2004
                                                  ---------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  14,951,459    $  11,965,746     $ 1,155,958       $   387,917
 Net realized gain (loss) on investments ........     (2,658,650)      (1,027,111)      1,873,166           649,019
 Change in unrealized appreciation
  (depreciation) on investments .................     (6,934,784)       3,813,355       1,796,599         2,118,963
                                                   -------------    -------------     -----------       -----------
 Net increase (decrease) in net assets from
  operations ....................................      5,358,025       14,751,990       4,825,723         3,155,899
                                                   -------------    -------------     -----------       -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     19,892,168       27,153,505       5,217,915        11,325,385
  Transfers between funds and guaranteed
   interest account, net ........................    (11,163,570)     (13,537,172)      2,878,490         8,435,443
  Transfers for contract benefits and
   terminations .................................     (7,662,691)     (16,035,327)       (778,800)         (446,170)
  Contract maintenance charges ..................    (10,861,300)     (10,584,469)     (1,554,514)         (928,268)
                                                   -------------    -------------     -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (9,795,393)     (13,003,463)      5,763,091        18,386,390
                                                   -------------    -------------     -----------       -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........         44,825           40,129          41,742            27,689
                                                   -------------    -------------     -----------       -----------
Increase (Decrease) in Net Assets ...............     (4,392,543)       1,788,656      10,630,556        21,569,978
Net Assets -- Beginning of Period ...............    206,384,842      204,596,186      26,621,663         5,051,685
                                                   -------------    -------------     -----------       -----------
Net Assets -- End of Period .....................  $ 201,992,299    $ 206,384,842     $37,252,219       $26,621,663
                                                   =============    =============     ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            593              747              25                20
 Redeemed .......................................           (628)            (768)             (9)               (6)
                                                   -------------    -------------     -----------       -----------
 Net Increase (Decrease) ........................            (35)             (21)             16                14
                                                   -------------    -------------     -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................             80               90              76               179
 Redeemed .......................................            (59)             (73)            (51)              (35)
                                                   -------------    -------------     -----------       -----------
 Net Increase (Decrease) ........................             21               17              25               144
                                                   -------------    -------------     -----------       -----------

                                                           AXA Premier VIP                   AXA Premier VIP
                                                        Large Cap Core Equity               Large Cap Growth
                                                  --------------------------------- ---------------------------------
                                                        2005             2004             2005             2004
                                                  ---------------- ---------------- --------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $  32,122        $  81,352       $   (48,242)    $   (38,302)
 Net realized gain (loss) on investments ........      210,750          172,834           268,952         290,889
 Change in unrealized appreciation
  (depreciation) on investments .................       91,708           78,232           852,359         366,619
                                                    ----------       ----------       -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................      334,580          332,418         1,073,069         619,206
                                                    ----------       ----------       -----------     -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    1,315,524        1,298,616         3,722,070       2,887,293
  Transfers between funds and guaranteed
   interest account, net ........................      904,839          765,604           357,725       2,438,154
  Transfers for contract benefits and
   terminations .................................      (92,085)         (38,996)         (407,935)       (234,240)
  Contract maintenance charges ..................     (420,230)        (330,416)         (971,834)       (705,112)
                                                    ----------       ----------       -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,708,048        1,694,808         2,700,026       4,386,095
                                                    ----------       ----------       -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       14,753           10,802            38,637          36,537
                                                    ----------       ----------       -----------     -----------
Increase (Decrease) in Net Assets ...............    2,057,381        2,038,028         3,811,732       5,041,838
Net Assets -- Beginning of Period ...............    4,166,460        2,128,432        11,593,545       6,551,707
                                                    ----------       ----------       -----------     -----------
Net Assets -- End of Period ....................    $6,223,841       $4,166,460       $15,405,277     $11,593,545
                                                    ==========       ==========       ===========     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            7                9                27              21
 Redeemed .......................................           (3)              (2)              (11)             (7)
                                                    ----------       ----------       -----------     -----------
 Net Increase (Decrease) ........................            5                7                16              14
                                                    ----------       ----------       -----------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           39               44                91             112
 Redeemed .......................................          (29)             (36)              (87)            (86)
                                                    ----------       ----------       -----------     -----------
 Net Increase (Decrease) ........................           10                8                 4              26
                                                    ----------       ----------       -----------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            AXA Premier VIP                     AXA Premier VIP
                                                            Large Cap Value                     Mid Cap Growth
                                                  ----------------------------------- -----------------------------------
                                                         2005              2004              2005              2004
                                                  ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   478,352       $   508,310       $   271,343       $   188,833
 Net realized gain (loss) on investments ........       732,564           381,377         3,660,700           265,609
 Change in unrealized appreciation
  (depreciation) on investments .................      (116,685)           96,054        (1,988,037)        1,519,660
                                                    -----------       -----------       -----------       -----------
 Net increase (decrease) in net assets from
  operations ....................................     1,094,231           985,741         1,944,006         1,974,102
                                                    -----------       -----------       -----------       -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     3,430,109         1,980,721         4,396,666         4,304,676
  Transfers between funds and guaranteed
   interest account, net ........................     7,087,502         5,024,462            98,932         9,180,707
  Transfers for contract benefits and
   terminations .................................      (335,971)         (184,994)         (558,404)         (532,903)
  Contract maintenance charges ..................      (964,958)         (461,589)       (1,712,881)       (1,383,732)
                                                    -----------       -----------       -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,216,682         6,358,600         2,224,313        11,568,748
                                                    -----------       -----------       -----------       -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        50,613            27,548            33,945            28,544
                                                    -----------       -----------       -----------       -----------
Increase (Decrease) in Net Assets ...............    10,361,526         7,371,889         4,202,264        13,571,394
Net Assets -- Beginning of Period ...............    10,700,369         3,328,480        21,800,033         8,228,639
                                                    -----------       -----------       -----------       -----------
Net Assets -- End of Period .....................   $21,061,895       $10,700,369       $26,002,297       $21,800,033
                                                    ===========       ===========       ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            19                15                20                25
 Redeemed .......................................            (6)               (4)               (9)               (7)
                                                    -----------       -----------       -----------       -----------
 Net Increase (Decrease) ........................            13                11                11                18
                                                    -----------       -----------       -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           135               167                85               256
 Redeemed .......................................           (78)             (122)              (81)             (157)
                                                    -----------       -----------       -----------       -----------
 Net Increase (Decrease) ........................            57                45                 4                99
                                                    -----------       -----------       -----------       -----------

                                                           AXA Premier VIP                    AXA Premier VIP
                                                            Mid Cap Value                     Technology (a)
                                                  --------------------------------- -----------------------------------
                                                        2005             2004              2005              2004
                                                  --------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  3,141,540     $ 1,282,517       $  (324,951)      $   236,255
 Net realized gain (loss) on investments ........     8,931,208       3,122,386         1,419,324          (356,374)
 Change in unrealized appreciation
  (depreciation) on investments .................    (8,897,352)        603,397         5,712,887         6,181,987
                                                   ------------     -----------       -----------       -----------
 Net increase (decrease) in net assets from
  operations ....................................     3,175,396       5,008,300         6,807,260         6,061,868
                                                   ------------     -----------       -----------       -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     6,357,736      12,119,505         9,972,300         8,837,755
  Transfers between funds and guaranteed
   interest account, net ........................       746,605       4,163,200        (2,104,994)       48,449,367
  Transfers for contract benefits and
   terminations .................................    (1,644,326)     (1,598,361)       (3,335,772)       (1,960,381)
  Contract maintenance charges ..................    (2,338,370)     (1,978,419)       (4,490,301)       (3,374,668)
                                                   ------------     -----------       -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,121,645      12,705,925            41,233        51,952,073
                                                   ------------     -----------       -----------       -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        13,759          26,982            28,204           359,894
                                                   ------------     -----------       -----------       -----------
Increase (Decrease) in Net Assets ...............     6,310,800      17,741,207         6,876,697        58,373,835
Net Assets -- Beginning of Period ...............    42,876,709      25,135,502        66,596,825         8,222,990
                                                   ------------     -----------       -----------       -----------
Net Assets -- End of Period .....................  $ 49,187,509     $42,876,709       $73,473,522       $66,596,825
                                                   ============     ===========       ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            21              18                20                20
 Redeemed .......................................           (10)             (5)               (8)               (7)
                                                   ------------     -----------       -----------       -----------
 Net Increase (Decrease) ........................            11              13                12                13
                                                   ------------     -----------       -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           130             333               205               795
 Redeemed .......................................          (120)           (234)             (231)             (230)
                                                   ------------     -----------       -----------       -----------
 Net Increase (Decrease) ........................            10              99               (25)              565
                                                   ------------     -----------       -----------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                           EQ/Alliance
                                                          Davis Value                     Common Stock
                                                  --------------------------- -------------------------------------
                                                       2005          2004            2005               2004
                                                  -------------- ------------ ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  3,662      $    (632)    $   11,745,962     $   15,109,103
 Net realized gain (loss) on investments ........     20,271         12,315        (35,133,374)       (43,987,348)
 Change in unrealized appreciation
  (depreciation) on investments .................     33,253         24,730        113,916,981        333,110,059
                                                    --------      ---------     --------------     --------------
 Net increase (decrease) in net assets from
  operations ....................................     57,186         36,413         90,529,569        304,231,814
                                                    --------      ---------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    244,409        120,819        193,458,187        213,895,533
  Transfers between funds and guaranteed
   interest account, net ........................    115,738         30,582        (74,912,550)       (23,704,953)
  Transfers for contract benefits and
   terminations .................................       (951)       (14,275)      (128,816,157)      (136,285,871)
  Contract maintenance charges ..................    (50,634)       (37,100)      (134,076,001)      (136,273,784)
                                                    --------      ---------     --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    308,562        100,026       (144,346,521)       (82,369,075)
                                                    --------      ---------     --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........      3,445          2,062             11,886             10,423
                                                    --------      ---------     --------------     --------------
Increase (Decrease) in Net Assets ...............    369,193        138,501        (53,805,066)       221,873,162
Net Assets -- Beginning of Period ...............    394,986        256,485      2,490,354,708      2,268,481,546
                                                    --------      ---------     --------------     --------------
Net Assets -- End of Period .....................   $764,179      $ 394,986     $2,436,549,642     $2,490,354,708
                                                    ========      =========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................          3              1                452                617
 Redeemed .......................................         (1)            --               (617)              (721)
                                                    -----------   ---------     --------------     --------------
 Net Increase (Decrease) ........................          2              1               (164)              (104)
                                                    ----------    ---------     --------------     --------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................         --             --                347                454
 Redeemed .......................................         --             --               (360)              (328)
                                                    ----------    ---------     --------------     --------------
 Net Increase (Decrease) ........................         --             --                (13)               126
                                                    ----------    ---------     --------------     --------------

                                                              EQ/Alliance                 EQ/Alliance Intermediate
                                                           Growth and Income               Government Securities
                                                  ----------------------------------- --------------------------------
                                                         2005              2004             2005             2004
                                                  ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  3,560,951      $   5,164,006    $   4,753,564    $   4,529,227
 Net realized gain (loss) on investments ........     18,765,905            (28,569)        (921,747)       1,111,662
 Change in unrealized appreciation
  (depreciation) on investments .................      3,088,109         47,110,785       (2,113,517)      (2,747,971)
                                                    ------------      -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     25,414,965         52,246,222        1,718,300        2,892,918
                                                    ------------      -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     53,417,584         58,401,821       26,424,712       35,039,822
  Transfers between funds and guaranteed
   interest account, net ........................       (290,144)         1,899,423      (26,087,265)     (37,812,482)
  Transfers for contract benefits and
   terminations .................................    (23,883,838)       (26,310,292)     (10,299,784)     (15,549,130)
  Contract maintenance charges ..................    (27,807,282)       (26,996,110)     (10,433,926)     (11,652,989)
                                                    ------------      -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      1,436,320          6,994,842      (20,396,263)     (29,974,779)
                                                    ------------      -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........         40,761             30,609           40,895           37,249
                                                    ------------      -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     26,892,046         59,271,673      (18,637,068)     (27,044,612)
Net Assets -- Beginning of Period ...............    489,983,184        430,711,510      165,397,401      192,442,013
                                                    ------------      -------------    -------------    -------------
Net Assets -- End of Period .....................   $516,875,230      $ 489,983,183    $ 146,760,333    $ 165,397,401
                                                    ============      =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            245                306              237              369
 Redeemed .......................................           (250)              (316)            (345)            (507)
                                                    ------------      -------------    -------------    -------------
 Net Increase (Decrease) ........................             (5)               (10)            (108)            (138)
                                                    ------------      -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            198                235               65               95
 Redeemed .......................................           (177)              (155)             (59)             (80)
                                                    ------------      -------------    -------------    -------------
 Net Increase (Decrease) ........................             21                 80                6              (15)
                                                    ------------      -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/Alliance                        EQ/Alliance
                                                            International                     Large Cap Growth
                                                  --------------------------------- ------------------------------------
                                                        2005             2004              2005               2004
                                                  ---------------- ---------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   7,121,831    $   8,128,409      $  (521,232)      $   (519,632)
 Net realized gain (loss) on investments ........     14,930,473       11,777,975       (1,493,212)        (3,100,383)
 Change in unrealized appreciation
  (depreciation) on investments .................     62,525,996       67,042,531       15,068,041         10,717,948
                                                   -------------    -------------      -----------        -----------
 Net increase (decrease) in net assets from
  operations ....................................     84,578,300       86,948,915       13,053,597          7,097,933
                                                   -------------    -------------      -----------        -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     47,940,984       55,239,806       14,634,813         17,941,791
  Transfers between funds and guaranteed
   interest account, net ........................      6,464,544       (5,512,749)        (911,602)        (9,294,483)
  Transfers for contract benefits and
   terminations .................................    (31,175,082)     (35,334,393)      (4,991,117)        (5,520,357)
  Contract maintenance charges ..................    (30,018,199)     (29,744,511)      (7,614,853)        (8,267,690)
                                                   -------------    -------------      -----------        -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (6,787,753)     (15,351,847)       1,117,241         (5,140,739)
                                                   -------------    -------------      -----------        -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........         34,281           28,587           37,581             41,037
                                                   -------------    -------------      -----------        -----------
Increase (Decrease) in Net Assets ...............     77,824,828       71,625,655       14,208,419          1,998,231
Net Assets -- Beginning of Period ...............    573,823,349      502,197,694       97,730,833         95,732,602
                                                   -------------    -------------      -----------        -----------
Net Assets -- End of Period .....................  $ 651,648,177    $ 573,823,349      $111,939,252       $97,730,833
                                                   =============    =============      ============       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            561              644               16                 11
 Redeemed .......................................           (634)            (801)              (6)                (4)
                                                   -------------    -------------      -----------        -----------
 Net Increase (Decrease) ........................            (73)            (157)              10                  7
                                                   -------------    -------------      -----------        -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            134              159              418                382
 Redeemed .......................................           (105)            (112)            (435)              (481)
                                                   -------------    -------------      -----------        -----------
 Net Increase (Decrease) ........................             29               47              (17)               (99)
                                                   -------------    -------------      -----------        -----------

                                                             EQ/Alliance                       EQ/Alliance
                                                            Quality Bond                    Small Cap Growth
                                                  --------------------------------- ---------------------------------
                                                        2005             2004             2005             2004
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  4,884,587    $   4,953,124    $  (1,014,462)   $    (947,273)
 Net realized gain (loss) on investments ........        145,652        2,089,942        6,813,377        1,617,264
 Change in unrealized appreciation
  (depreciation) on investments .................     (2,637,874)      (2,124,999)      16,153,862       23,779,473
                                                    ------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      2,392,365        4,918,067       21,952,777       24,449,464
                                                    ------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     16,459,665       27,986,982       21,703,897       26,305,805
  Transfers between funds and guaranteed
   interest account, net ........................     (5,433,568)     (33,360,911)      (5,200,588)      (4,541,322)
  Transfers for contract benefits and
   terminations .................................     (8,417,591)     (11,247,996)     (10,114,992)     (10,419,674)
  Contract maintenance charges ..................     (7,962,656)      (8,834,215)     (10,477,802)     (10,544,546)
                                                    ------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (5,354,150)     (25,456,140)      (4,089,485)         800,263
                                                    ------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........         32,493           29,854           21,623           33,232
                                                    ------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     (2,929,292)     (20,508,219)      17,884,915       25,282,959
Net Assets -- Beginning of Period ...............    141,430,402      161,938,621      203,946,186      178,663,227
                                                    ------------    -------------    -------------    -------------
Net Assets -- End of Period .....................   $138,501,110    $ 141,430,402    $ 221,831,101    $ 203,946,186
                                                    ============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            312              395              230              328
 Redeemed .......................................           (342)            (546)            (264)            (343)
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (30)            (151)             (35)             (15)
                                                    ------------    -------------    -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................             59               72               94              115
 Redeemed .......................................            (59)             (59)             (83)             (91)
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................             --               13               11               24
                                                    ------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Ariel            EQ/Bear Stearns
                                                   Appreciation II (d)  Small Company Growth (b)
                                                  --------------------- -------------------------
                                                           2005              2005         2004
                                                  --------------------- -------------- ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................         $  2            $  9,843       $   --
 Net realized gain (loss) on investments ........           --               1,424            1
 Change in unrealized appreciation
  (depreciation) on investments .................             (6)           19,090           98
                                                          -------         --------       ------
 Net increase (decrease) in net assets from
  operations ....................................             (4)           30,357           99
                                                          -------         --------       ------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........          832             384,611          579
  Transfers between funds and guaranteed
   interest account, net ........................           54             289,021        3,201
  Transfers for contract benefits and
   terminations .................................           --                (255)          --
  Contract maintenance charges ..................            (70)          (49,617)         (96)
                                                          ------          --------       ------
Net increase (decrease) in net assets from
 contractowners transactions ....................            816           623,760        3,684
                                                          ------          --------       ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........             (1)               --           --
                                                          -------         --------       ------
Increase (Decrease) in Net Assets ...............            811           654,117        3,783
Net Assets -- Beginning of Period ...............           --               3,783           --
                                                          ------          --------       ------
Net Assets -- End of Period .....................         $  811          $657,900       $3,783
                                                          ======          ========       ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --                  --           --
 Redeemed .......................................           --                  --           --
                                                          ------          --------       ------
 Net Increase (Decrease) ........................           --                  --           --
                                                          ------          --------       ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           --                   7           --
 Redeemed .......................................           --                  (1)          --
                                                          ------          --------       ------
 Net Increase (Decrease) ........................           --                   5           --
                                                          ------          --------       ------

                                                            EQ/Bernstein                 EQ/Boston Advisors
                                                          Diversified Value              Equity Income (b)
                                                  --------------------------------- ----------------------------
                                                        2005             2004             2005           2004
                                                  ---------------- ---------------- ---------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   1,632,487    $   1,645,985     $   16,144       $   208
 Net realized gain (loss) on investments ........      9,509,163        3,767,515          2,144            47
 Change in unrealized appreciation
  (depreciation) on investments .................        (16,652)      16,966,823         25,382           259
                                                   -------------    -------------     ----------       -------
 Net increase (decrease) in net assets from
  operations ....................................     11,124,998       22,380,323         43,670           514
                                                   -------------    -------------     ----------       -------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     26,170,826       27,778,739        666,682        12,403
  Transfers between funds and guaranteed
   interest account, net ........................     15,940,779       12,516,597        625,982        29,606
  Transfers for contract benefits and
   terminations .................................    (10,405,783)     (12,363,941)          (453)           --
  Contract maintenance charges ..................    (11,178,555)      (9,918,176)       (95,615)         (857)
                                                   -------------    -------------     ----------       -------
Net increase (decrease) in net assets from
 contractowners transactions ....................     20,527,267       18,013,219      1,196,596        41,152
                                                   -------------    -------------     ----------       -------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........         35,673           31,801              1            --
                                                   -------------    -------------     ----------       -------
Increase (Decrease) in Net Assets ...............     31,687,938       40,425,343      1,240,267        41,666
Net Assets -- Beginning of Period ...............    203,855,824      163,430,481         41,666            --
                                                   -------------    -------------     ----------       -------
Net Assets -- End of Period .....................  $ 235,543,762    $ 203,855,824     $1,281,933       $41,666
                                                   =============    =============     ==========       =======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             71               71             --            --
 Redeemed .......................................            (21)             (25)            --            --
                                                   -------------    -------------     ----------       -------
 Net Increase (Decrease) ........................             51               46             --            --
                                                   -------------    -------------     ----------       -------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            439              486             13            --
 Redeemed .......................................           (342)            (397)            (2)           --
                                                   -------------    -------------     ----------       -------
 Net Increase (Decrease) ........................             97               88             11            --
                                                   -------------    -------------     ----------       -------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Calvert                     EQ/Capital
                                                      Socially Responsible              Guardian Growth
                                                  ---------------------------- ---------------------------------
                                                       2005           2004           2005             2004
                                                  -------------- ------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (242)      $   (34)      $   (6,748)      $     (367)
 Net realized gain (loss) on investments ........      7,823            24          (31,022)         (72,285)
 Change in unrealized appreciation
  (depreciation) on investments .................      5,873         3,027          134,927          159,336
                                                    --------       -------       ----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................     13,454         3,017           97,157           86,684
                                                    --------       -------       ----------       ----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........      8,874           326          125,413          135,868
  Transfers between funds and guaranteed
   interest account, net ........................    103,963         8,209          367,226         (124,194)
  Transfers for contract benefits and
   terminations .................................         --            --          (90,618)         (59,640)
  Contract maintenance charges ..................     (1,535)         (368)         (95,607)        (113,195)
                                                    --------       -------       ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    111,302         8,167          306,414         (161,161)
                                                    --------       -------       ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        242            33           10,786           10,761
                                                    --------       -------       ----------       ----------
Increase (Decrease) in Net Assets ...............    124,998        11,217          414,357          (63,716)
Net Assets -- Beginning of Period ...............     78,287        67,070        1,960,561        2,024,277
                                                    --------       -------       ----------       ----------
Net Assets -- End of Period .....................   $203,285       $78,287       $2,374,918       $1,960,561
                                                    ========       =======       ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................         --            --               --               --
 Redeemed .......................................         --            (2)              --               --
                                                    --------       -------       ----------       ----------
 Net Increase (Decrease) ........................         --            (2)              --               --
                                                    --------       -------       ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................          2            --                8                2
 Redeemed .......................................         (1)           --               (4)              (4)
                                                    --------       -------       ----------       ----------
 Net Increase (Decrease) ........................          1            --                4               (2)
                                                    --------       -------       ----------       ----------

                                                             EQ/Capital                         EQ/Capital
                                                       Guardian International                Guardian Research
                                                  --------------------------------- -----------------------------------
                                                        2005             2004              2005              2004
                                                  ---------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   47,801       $   30,526       $    54,263       $   102,117
 Net realized gain (loss) on investments ........       85,856           12,771         2,639,354         3,549,630
 Change in unrealized appreciation
  (depreciation) on investments .................      571,046          369,771         1,720,192         4,147,455
                                                    ----------       ----------       -----------       -----------
 Net increase (decrease) in net assets from
  operations ....................................      704,703          413,068         4,413,809         7,799,202
                                                    ----------       ----------       -----------       -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........      271,919          253,598         8,025,657        10,304,416
  Transfers between funds and guaranteed
   interest account, net ........................      871,706          517,397        (1,527,062)       (1,380,960)
  Transfers for contract benefits and
   terminations .................................      (45,937)         (60,785)       (3,911,105)       (5,307,411)
  Contract maintenance charges ..................     (143,013)        (114,950)       (4,537,772)       (4,697,028)
                                                    ----------       ----------       -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      954,675          595,260        (1,950,282)       (1,080,983)
                                                    ----------       ----------       -----------       -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........       19,033           17,233            38,564            36,139
                                                    ----------       ----------       -----------       -----------
Increase (Decrease) in Net Assets ...............    1,678,411        1,025,561         2,502,091         6,754,358
Net Assets -- Beginning of Period ...............    3,697,646        2,672,085        82,808,949        76,054,591
                                                    ----------       ----------       -----------       -----------
Net Assets -- End of Period .....................   $5,376,057       $3,697,646       $85,311,040       $82,808,949
                                                    ==========       ==========       ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            1                3                 4                 3
 Redeemed .......................................           (1)              (1)               (1)               (1)
                                                    ----------       ----------       -----------       -----------
 Net Increase (Decrease) ........................           --                2                 3                 2
                                                    ----------       ----------       -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           18                9               124               228
 Redeemed .......................................           (9)              (4)             (142)             (239)
                                                    ----------       ----------       -----------       -----------
 Net Increase (Decrease) ........................            9                5               (18)              (11)
                                                    ----------       ----------       -----------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Capital                EQ/Caywood-Scholl
                                                         Guardian U.S. Equity          High Yield Bond (c)
                                                  ----------------------------------- ---------------------
                                                         2005              2004                2005
                                                  ----------------- ----------------- ---------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    52,999       $    (4,425)          $  124
 Net realized gain (loss) on investments ........     7,031,309         2,596,068                6
 Change in unrealized appreciation
  (depreciation) on investments .................    (3,405,777)        2,283,370              (91)
                                                    -----------       -----------           ------
 Net increase (decrease) in net assets from
  operations ....................................     3,678,531         4,875,013               39
                                                    -----------       -----------           ------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     7,809,012         8,906,162            2,974
  Transfers between funds and guaranteed
   interest account, net ........................     2,112,402         4,535,486            3,987
  Transfers for contract benefits and
   terminations .................................    (3,188,033)       (2,902,146)              --
  Contract maintenance charges ..................    (2,895,148)       (2,629,220)            (355)
                                                    -----------       -----------           ------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,838,233         7,910,282            6,606
                                                    -----------       -----------           ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        54,006            48,121               (1)
                                                    -----------       -----------           ------
Increase (Decrease) in Net Assets ...............     7,570,770        12,833,416            6,644
Net Assets -- Beginning of Period ...............    62,542,258        49,708,842               --
                                                    -----------       -----------           ------
Net Assets -- End of Period .....................   $70,113,028       $62,542,258           $6,644
                                                    ===========       ===========           ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            26                21               --
 Redeemed .......................................            (8)               (5)              --
                                                    -----------       -----------           ------
 Net Increase (Decrease) ........................            18                16               --
                                                    -----------       -----------           ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           167               230               --
 Redeemed .......................................          (155)             (181)              --
                                                    -----------       -----------           ------
 Net Increase (Decrease) ........................            12                49               --
                                                    -----------       -----------           ------

                                                              EQ/Equity                   EQ/Evergreen         EQ/Evergreen
                                                              500 Index              International Bond (d)       Omega
                                                  --------------------------------- ------------------------ ----------------
                                                        2005             2004                 2005                 2005
                                                  ---------------- ---------------- ------------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   7,362,860    $   7,944,568          $    --             $  (44,722)
 Net realized gain (loss) on investments ........     15,997,027       (3,696,894)              --                645,760
 Change in unrealized appreciation
  (depreciation) on investments .................      4,797,790       61,540,522              (32)              (289,712)
                                                   -------------    -------------          -------             ----------
 Net increase (decrease) in net assets from
  operations ....................................     28,157,677       65,788,196              (32)               311,326
                                                   -------------    -------------          -------             ----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     68,745,334       81,153,908            8,286                897,590
  Transfers between funds and guaranteed
   interest account, net ........................    (29,624,902)      (8,819,602)           3,310               (692,759)
  Transfers for contract benefits and
   terminations .................................    (37,878,484)     (47,526,869)              --               (357,705)
  Contract maintenance charges ..................    (37,945,366)     (38,705,417)             (54)              (429,365)
                                                   -------------    -------------          -------             ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (36,703,418)     (13,897,980)          11,542               (582,239)
                                                   -------------    -------------          -------             ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........         35,271           35,430               (1)                33,695
                                                   -------------    -------------          -------             ----------
Increase (Decrease) in Net Assets ...............     (8,510,470)      51,925,646           11,509               (237,218)
Net Assets -- Beginning of Period ...............    722,977,633      671,051,987               --             10,085,475
                                                   -------------    -------------          -------             ----------
Net Assets -- End of Period .....................  $ 714,467,163    $ 722,977,633          $11,509             $9,848,257
                                                   =============    =============          =======             ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            356              568               --                      2
 Redeemed .......................................           (479)            (636)              --                     (1)
                                                   -------------    -------------          -------             ----------
 Net Increase (Decrease) ........................           (123)             (68)              --                      1
                                                   -------------    -------------          -------             ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            221              328               --                     68
 Redeemed .......................................           (241)            (266)              --                    (75)
                                                   -------------    -------------          -------             ----------
 Net Increase (Decrease) ........................            (20)              62               --                     (7)
                                                   -------------    -------------          -------             ----------

                                                   EQ/Evergreen
                                                       Omega
                                                  ---------------
                                                        2004
                                                  ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (14,971)
 Net realized gain (loss) on investments ........       295,602
 Change in unrealized appreciation
  (depreciation) on investments .................       262,850
                                                    -----------
 Net increase (decrease) in net assets from
  operations ....................................       543,481
                                                    -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     1,220,583
  Transfers between funds and guaranteed
   interest account, net ........................     1,837,982
  Transfers for contract benefits and
   terminations .................................      (343,786)
  Contract maintenance charges ..................      (413,940)
                                                    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     2,300,839
                                                    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        34,568
                                                    -----------
Increase (Decrease) in Net Assets ...............     2,878,888
Net Assets -- Beginning of Period ...............     7,206,587
                                                    -----------
Net Assets -- End of Period .....................   $10,085,475
                                                    ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            --
 Redeemed .......................................            --
                                                    -----------
 Net Increase (Decrease) ........................            --
                                                    -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           120
 Redeemed .......................................           (93)
                                                    -----------
 Net Increase (Decrease) ........................            27
                                                    -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/FI                              EQ/FI
                                                               Mid Cap                         Mid Cap Value
                                                  ---------------------------------- ---------------------------------
                                                        2005              2004             2005             2004
                                                  ---------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   7,235,702     $ 1,594,868      $  10,203,012    $   3,943,609
 Net realized gain (loss) on investments ........      9,676,131       7,747,054         20,118,038       16,642,151
 Change in unrealized appreciation
  (depreciation) on investments .................    (10,776,853)      3,132,345         (5,600,052)      11,003,613
                                                   -------------     -----------      -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................      6,134,980      12,474,267         24,720,998       31,589,373
                                                   -------------     -----------      -------------    -------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     14,709,475      14,807,666         29,567,515       30,045,187
  Transfers between funds and guaranteed
   interest account, net ........................      3,631,718       7,708,529         13,282,937        4,268,398
  Transfers for contract benefits and
   terminations .................................     (4,618,540)     (4,102,021)       (11,985,735)     (11,556,316)
  Contract maintenance charges ..................     (5,271,708)     (4,566,613)       (12,345,188)     (11,177,134)
                                                   -------------     -----------      -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      8,450,945      13,847,561         18,519,529       11,580,135
                                                   -------------     -----------      -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        (18,470)         46,020             (1,387)          24,031
                                                   -------------     -----------      -------------    -------------
Increase (Decrease) in Net Assets ...............     14,567,455      26,367,848         43,239,140       43,193,539
Net Assets -- Beginning of Period ...............     96,173,230      69,805,382        218,385,275      175,191,736
                                                   -------------     -----------      -------------    -------------
Net Assets -- End of Period .....................  $ 110,740,685     $96,173,230      $ 261,624,415    $ 218,385,275
                                                   =============     ===========      =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             40              35                 58               38
 Redeemed .......................................            (13)             (9)               (17)             (11)
                                                   -------------     -----------      -------------    -------------
 Net Increase (Decrease) ........................             27              26                 41               27
                                                   -------------     -----------      -------------    -------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            310             475                432              525
 Redeemed .......................................           (277)           (381)              (359)            (469)
                                                   -------------     -----------      -------------    -------------
 Net Increase (Decrease) ........................             33              94                 72               56
                                                   -------------     -----------      -------------    -------------

                                                       EQ/GAMCO
                                                      Mergers and              EQ/GAMCO             EQ/International
                                                   Acquisitions (c)     Small Company Value (b)        Growth (c)
                                                  ------------------ ----------------------------- -----------------
                                                         2005              2005           2004            2005
                                                  ------------------ ---------------- ------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................      $   48          $   10,962       $    119        $   17
 Net realized gain (loss) on investments ........           6             107,059          2,502            50
 Change in unrealized appreciation
  (depreciation) on investments .................         (30)            (70,976)         2,357           115
                                                       ------          ----------       --------        ------
 Net increase (decrease) in net assets from
  operations ....................................          24              47,045          4,978           182
                                                       ------          ----------       --------        ------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........         658             933,596          8,346         4,451
  Transfers between funds and guaranteed
   interest account, net ........................       2,903             784,238        126,358         1,107
  Transfers for contract benefits and
   terminations .................................          --              (2,255)            --            --
  Contract maintenance charges ..................        (121)           (141,039)        (1,924)         (110)
                                                       ------          ----------       --------        ------
Net increase (decrease) in net assets from
 contractowners transactions ....................       3,440           1,574,540        132,780         5,448
                                                       ------          ----------       --------        ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........          (1)                  1             --            --
                                                       ------          ----------       --------        ------
Increase (Decrease) in Net Assets ...............       3,463           1,621,586        137,758         5,630
Net Assets -- Beginning of Period ...............          --             137,758             --            --
                                                       ------          ----------       --------        ------
Net Assets -- End of Period .....................      $3,463          $1,759,344       $137,758        $5,630
                                                       ======          ==========       ========        ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................          --                  --             --            --
 Redeemed .......................................          --                  --             --            --
                                                       ------          ----------       --------        ------
 Net Increase (Decrease) ........................          --                  --             --            --
                                                       ------          ----------       --------        ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................          --                  16              1            --
 Redeemed .......................................          --                  (3)            --            --
                                                       ------          ----------       --------        ------
 Net Increase (Decrease) ........................          --                  13              1            --
                                                       ------          ----------       --------        ------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Janus Large                     EQ/JPMorgan
                                                             Cap Growth                        Core Bond
                                                  --------------------------------- -------------------------------
                                                         2005             2004            2005            2004
                                                  ----------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (130,905)     $    (57,949)   $  1,069,096    $    609,515
 Net realized gain (loss) on investments ........       680,489           510,134          31,542         129,857
 Change in unrealized appreciation
  (depreciation) on investments .................     1,244,466         2,080,218        (663,385)       (231,678)
                                                    -----------      ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,794,050         2,532,403         437,253         507,694
                                                    -----------      ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     4,298,537         5,070,286       6,773,976       4,253,287
  Transfers between funds and guaranteed
   interest account, net ........................       386,248        (1,399,685)     12,510,537       1,460,710
  Transfers for contract benefits and
   terminations .................................      (952,346)       (2,051,024)       (603,132)       (769,293)
  Contract maintenance charges ..................    (1,650,173)       (1,680,723)     (1,798,076)     (1,056,254)
                                                    -----------      ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     2,082,266           (61,146)     16,883,305       3,888,450
                                                    -----------      ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        21,177            39,247          43,076          21,996
                                                    -----------      ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     3,897,493         2,510,504      17,363,634       4,418,140
Net Assets -- Beginning of Period ...............    24,335,896        21,825,392      16,906,487      12,488,347
                                                    -----------      ------------    ------------    ------------
Net Assets -- End of Period .....................   $28,233,389      $ 24,335,896    $ 34,270,121    $ 16,906,487
                                                    ===========      ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             4                 1              69              45
 Redeemed .......................................            (1)               --             (20)            (14)
                                                    -----------      ------------    ------------    ------------
 Net Increase (Decrease) ........................             3                 1              49              31
                                                    -----------      ------------    ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           175               285             113              30
 Redeemed .......................................          (147)             (285)            (31)            (26)
                                                    -----------      ------------    ------------    ------------
 Net Increase (Decrease) ........................            28                --              82               4
                                                    -----------      ------------    ------------    ------------

                                                            EQ/JPMorgan                        EQ/Lazard
                                                        Value Opportunities                 Small Cap Value
                                                  ------------------------------- -----------------------------------
                                                        2005            2004             2005              2004
                                                  --------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    361,288    $    260,324     $ 1,235,609       $   745,572
 Net realized gain (loss) on investments ........       887,285         379,250       1,610,060           794,473
 Change in unrealized appreciation
  (depreciation) on investments .................      (104,815)      2,628,929      (1,391,656)          206,402
                                                   ------------    ------------     -----------       -----------
 Net increase (decrease) in net assets from
  operations ....................................     1,143,758       3,268,503       1,454,013         1,746,447
                                                   ------------    ------------     -----------       -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     3,282,208       5,126,556       5,912,676         3,165,143
  Transfers between funds and guaranteed
   interest account, net ........................    (1,233,942)     (2,456,273)      9,713,825         8,312,298
  Transfers for contract benefits and
   terminations .................................    (1,587,149)     (2,989,648)       (446,855)         (256,222)
  Contract maintenance charges ..................    (1,792,945)     (1,947,385)     (1,639,987)         (646,010)
                                                   ------------    ------------     -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (1,331,828)     (2,266,750)     13,539,659        10,575,209
                                                   ------------    ------------     -----------       -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        21,866          65,835          69,094            24,104
                                                   ------------    ------------     -----------       -----------
Increase (Decrease) in Net Assets ...............      (166,204)      1,067,588      15,062,766        12,345,760
Net Assets -- Beginning of Period ...............    34,418,206      33,350,618      17,097,657         4,751,897
                                                   ------------    ------------     -----------       -----------
Net Assets -- End of Period .....................  $ 34,252,002    $ 34,418,206     $32,160,423       $17,097,657
                                                   ============    ============     ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             2              --              28                24
 Redeemed .......................................            --              --              (7)               (5)
                                                   ------------    ------------     -----------       -----------
 Net Increase (Decrease) ........................             2              --              21                19
                                                   ------------    ------------     -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            69             120              90                61
 Redeemed .......................................           (81)           (138)            (36)              (16)
                                                   ------------    ------------     -----------       -----------
 Net Increase (Decrease) ........................           (12)            (18)             54                45
                                                   ------------    ------------     -----------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Legg Mason       EQ/Long          EQ/Lord Abbett
                                                   Value Equity (d)   Term Bond (c)   Growth and Income (c)
                                                  ------------------ --------------- -----------------------
                                                         2005              2005                2005
                                                  ------------------ --------------- -----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $     1            $  100             $    1
 Net realized gain (loss) on investments ........          --                39                  7
 Change in unrealized appreciation
  (depreciation) on investments .................        (171)              (47)               (93)
                                                      -------            ------             ------
 Net increase (decrease) in net assets from
  operations ....................................        (170)               92                (85)
                                                      -------            ------             ------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........      14,811             5,567              7,735
  Transfers between funds and guaranteed
   interest account, net ........................       1,905             1,499                368
  Transfers for contract benefits and
   terminations .................................          --                --                 --
  Contract maintenance charges ..................        (187)             (188)              (111)
                                                      -------            ------             ------
Net increase (decrease) in net assets from
 contractowners transactions ....................      16,529             6,878              7,992
                                                      -------            ------             ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........          (1)               --                 (1)
                                                      -------            ------             ------
Increase (Decrease) in Net Assets ...............      16,358             6,970              7,906
Net Assets -- Beginning of Period ...............          --                --                 --
                                                      -------            ------             ------
Net Assets -- End of Period .....................     $16,358            $6,970             $7,906
                                                      =======            ======             ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................          --                --                 --
 Redeemed .......................................          --                --                 --
                                                      -------            ------             ------
 Net Increase (Decrease) ........................          --                --                 --
                                                      -------            ------             ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................          --                --                 --
 Redeemed .......................................          --                --                 --
                                                      -------            ------             ------
 Net Increase (Decrease) ........................          --                --                 --
                                                      -------            ------             ------

                                                     EQ/Lord Abbett       EQ/Lord Abbett
                                                   Large Cap Core (c)   Mid Cap Value (c)         EQ/Marsico Focus
                                                  -------------------- ------------------- -------------------------------
                                                          2005                 2005              2005            2004
                                                  -------------------- ------------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................           --               $    81         $   (441,125)   $   (376,557)
 Net realized gain (loss) on investments ........           --                     1            5,802,118       3,323,999
 Change in unrealized appreciation
  (depreciation) on investments .................            (7)                (225)           5,336,137       5,043,614
                                                         ------              -------         ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................            (7)                (143)          10,697,130       7,991,056
                                                         ------              -------         ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........         1,133                4,570           15,060,552      15,803,153
  Transfers between funds and guaranteed
   interest account, net ........................           --                16,253           12,179,047       5,763,952
  Transfers for contract benefits and
   terminations .................................           --                    --           (3,432,673)     (5,069,466)
  Contract maintenance charges ..................          (10)                 (184)          (5,283,429)     (4,674,987)
                                                         ------              -------         ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................        1,123                20,639           18,523,497      11,822,652
                                                         ------              -------         ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........            1                     1               35,358          41,277
                                                         ------              -------         ------------    ------------
Increase (Decrease) in Net Assets ...............         1,117               20,497           29,255,985      19,854,985
Net Assets -- Beginning of Period ...............           --                    --           89,102,075      69,247,090
                                                         ------              -------         ------------    ------------
Net Assets -- End of Period .....................        $1,117              $20,497         $118,358,060    $ 89,102,075
                                                         ======              =======         ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --                    --                   64              22
 Redeemed .......................................           --                    --                  (19)            (13)
                                                         ------              -------         ------------    ------------
 Net Increase (Decrease) ........................           --                    --                   45              39
                                                         ------              -------         ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           --                    --                  249             292
 Redeemed .......................................           --                    --                 (160)           (238)
                                                         ------              -------         ------------    ------------
 Net Increase (Decrease) ........................           --                    --                   89              54
                                                         ------              -------         ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Mercury Basic                       EQ/Mercury
                                                             Value Equity                     International Value
                                                  ----------------------------------- -----------------------------------
                                                        2005              2004              2005              2004
                                                  ---------------- ------------------ ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   1,684,219     $  2,927,681       $  1,762,067     $  1,116,398
 Net realized gain (loss) on investments ........     12,224,760        8,160,622          3,206,790        1,937,094
 Change in unrealized appreciation
  (depreciation) on investments .................     (9,411,643)       6,139,148          8,635,952       16,106,975
                                                   -------------     ------------       ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................      4,497,336       17,227,451         13,604,809       19,160,467
                                                   -------------     ------------       ------------     ------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     22,368,051       25,898,940         16,322,503       14,433,973
  Transfers between funds and guaranteed
   interest account, net ........................    (11,116,636)       6,819,522         14,655,804        8,562,809
  Transfers for contract benefits and
   terminations .................................     (9,164,350)     (12,188,694)        (4,666,931)      (7,722,532)
  Contract maintenance charges ..................     (9,762,283)      (9,602,016)        (6,121,637)      (5,058,479)
                                                   -------------     ------------       ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (7,675,218)      10,927,752         20,189,739       10,215,771
                                                   -------------     ------------       ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        (32,426)          18,297             31,283           36,131
                                                   -------------     ------------       ------------     ------------
Increase (Decrease) in Net Assets ...............     (3,210,308)      28,173,500         33,825,831       29,412,369
Net Assets -- Beginning of Period ...............    191,140,563      162,967,063        115,122,225       85,709,856
                                                   -------------     ------------       ------------      -----------
Net Assets -- End of Period .....................  $ 187,930,255     $191,140,563       $148,948,056     $115,122,225
                                                   =============     ============       ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             45               33                 48               25
 Redeemed .......................................            (17)              (8)               (13)              (6)
                                                   -------------     ------------       ------------     ------------
 Net Increase (Decrease) ........................             28               25                 35               19
                                                   -------------     ------------       ------------     ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            189              343                342              308
 Redeemed .......................................           (245)            (304)              (231)            (242)
                                                   -------------     ------------       ------------     ------------
 Net Increase (Decrease) ........................            (56)              39                111               66
                                                   -------------     ------------       ------------     ------------

                                                             EQ/MFS Emerging                          EQ/MFS
                                                            Growth Companies                      Investors Trust
                                                  ------------------------------------- -----------------------------------
                                                         2005               2004               2005              2004
                                                  ------------------ ------------------ ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (873,266)      $   (881,785)       $   (1,263)      $     1,370
 Net realized gain (loss) on investments ........     (4,519,364)       (11,495,056)          479,792           347,651
 Change in unrealized appreciation
  (depreciation) on investments .................     18,449,876         31,243,426           244,903           789,302
                                                    ------------       ------------       -----------       -----------
 Net increase (decrease) in net assets from
  operations ....................................     13,057,246         18,866,585           723,432         1,138,323
                                                    ------------       ------------       -----------       -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     21,790,095         26,949,789         1,037,179         1,413,250
  Transfers between funds and guaranteed
   interest account, net ........................    (13,786,932)       (15,684,499)          297,340          (226,370)
  Transfers for contract benefits and
   terminations .................................    (10,133,318)       (11,705,467)         (764,350)       (1,115,981)
  Contract maintenance charges ..................    (11,846,948)       (12,957,991)         (500,558)         (553,566)
                                                    ------------       ------------       -----------       -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (13,977,103)       (13,398,168)           69,611          (482,667)
                                                    ------------       ------------       -----------       -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........         30,830             35,250            50,463            47,454
                                                    ------------       ------------       -----------       -----------
Increase (Decrease) in Net Assets ...............       (889,027)         5,503,667           843,506           703,110
Net Assets -- Beginning of Period ...............    171,666,433        166,162,767        11,180,104        10,476,994
                                                    ------------       ------------       -----------       -----------
Net Assets -- End of Period .....................   $170,777,406       $171,666,434       $12,023,610       $11,180,104
                                                    ============       ============       ===========       ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             14                 10                 1                --
 Redeemed .......................................             (6)                (3)               --                --
                                                    ------------       ------------       -----------       -----------
 Net Increase (Decrease) ........................              8                  7                 1                --
                                                    ------------       ------------       -----------       -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            239                355                51                79
 Redeemed .......................................           (351)              (473)              (51)              (84)
                                                    ------------       ------------       -----------       -----------
 Net Increase (Decrease) ........................           (112)              (118)               --                (5)
                                                    ------------       ------------       -----------       -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Money                     EQ/Montag &
                                                                Market                  Caldwell Growth (b)
                                                  ---------------------------------- -------------------------
                                                         2005             2004            2005         2004
                                                  ----------------- ---------------- -------------- ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     7,740,695   $   1,675,306     $    377       $    2
 Net realized gain (loss) on investments ........         (655,056)       (632,791)         351           --
 Change in unrealized appreciation
  (depreciation) on investments .................          687,838         746,150        3,757           62
                                                   ---------------   -------------     --------       ------
 Net increase (decrease) in net assets from
  operations ....................................        7,773,477       1,788,665        4,485           64
                                                   ---------------   -------------     --------       ------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........      136,046,444     129,595,505      121,550          254
  Transfers between funds and guaranteed
   interest account, net ........................     (104,138,165)    (99,406,617)      70,221        2,747
  Transfers for contract benefits and
   terminations .................................      (30,400,184)    (68,377,960)         (81)          --
  Contract maintenance charges ..................      (29,047,617)    (31,546,510)     (20,063)         (73)
                                                   ---------------   -------------     --------       ------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (27,539,522)    (69,735,582)     171,627        2,928
                                                   ---------------   -------------     --------       ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........           33,924          35,057           (1)          --
                                                   ---------------   -------------     --------       ------
Increase (Decrease) in Net Assets ...............      (19,732,121)    (67,911,860)     176,111        2,992
Net Assets -- Beginning of Period ...............      320,113,965     388,025,825        2,992           --
                                                   ---------------   -------------     --------       ------
Net Assets -- End of Period .....................  $   300,381,844   $ 320,113,965     $179,103       $2,992
                                                   ===============   =============     ========       ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            2,428           2,680           --           --
 Redeemed .......................................           (2,500)         (2,961)          --           --
                                                   ---------------   -------------     --------       ------
 Net Increase (Decrease) ........................              (72)            281           --           --
                                                   ---------------   -------------     --------       ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................              378             377            2           --
 Redeemed .......................................             (489)           (488)          --           --
                                                   ---------------   -------------     --------       ------
 Net Increase (Decrease) ........................             (111)           (111)           2           --
                                                   ---------------   -------------     --------       ------

                                                       EQ/PIMCO           EQ/Short                 EQ/Small
                                                   Real Return (c)   Duration Bond (c)           Company Index
                                                  ----------------- ------------------- -------------------------------
                                                         2005               2005              2005            2004
                                                  ----------------- ------------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................      $   157           $    5          $    271,636    $    482,599
 Net realized gain (loss) on investments ........            5               --             2,471,091       1,341,175
 Change in unrealized appreciation
  (depreciation) on investments .................         (209)              (3)           (1,500,061)      1,541,998
                                                       -------           ------          ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................          (47)               2             1,242,666       3,365,772
                                                       -------           ------          ------------    ------------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........       14,107              467             4,625,517       3,840,796
  Transfers between funds and guaranteed
   interest account, net ........................        5,126            2,100             3,181,194       9,757,119
  Transfers for contract benefits and
   terminations .................................           --               --            (1,347,062)       (682,814)
  Contract maintenance charges ..................         (410)             (17)           (1,452,682)     (1,048,903)
                                                       -------           ------          ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       18,823            2,549             5,006,967      11,866,198
                                                       -------           ------          ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........            1               --                43,921          62,635
                                                       -------           ------          ------------    ------------
Increase (Decrease) in Net Assets ...............       18,777            2,551             6,293,554      15,294,605
Net Assets -- Beginning of Period ...............           --               --            26,032,926      10,738,321
                                                       -------           ------          ------------    ------------
Net Assets -- End of Period .....................      $18,777           $2,551          $ 32,326,480    $ 26,032,926
                                                       =======           ======          ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --               --                   129             185
 Redeemed .......................................           --               --                  (107)           (122)
                                                       -------           ------          ------------    ------------
 Net Increase (Decrease) ........................           --               --                    22              63
                                                       -------           ------          ------------    ------------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           --               --                    18              36
 Redeemed .......................................           --               --                   (11)            (18)
                                                       -------           ------          ------------    ------------
 Net Increase (Decrease) ........................           --               --                     7              18
                                                       -------           ------          ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                               EQ/UBS Growth
                                                    EQ/TCW Equity (b)         and Income (b)
                                                  ---------------------- -------------------------
                                                      2005       2004         2005         2004
                                                  ----------- ---------- -------------- ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $      --    $   --     $  3,323       $   20
 Net realized gain (loss) on investments ........       (168)       --       15,335           --
 Change in unrealized appreciation
  (depreciation) on investments .................     22,823        95       18,961           63
                                                   ---------    ------     --------       ------
 Net increase (decrease) in net assets from
  operations ....................................     22,655        95       37,619           83
                                                   ---------    ------     --------       ------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........    171,453       485      385,898        2,121
  Transfers between funds and guaranteed
   interest account, net ........................    158,637     8,287      158,268        3,782
  Transfers for contract benefits and
   terminations .................................        (67)       --          (17)          --
  Contract maintenance charges ..................    (26,320)      (44)     (42,522)        (181)
                                                   ---------    ------     --------       ------
Net increase (decrease) in net assets from
 contractowners transactions ....................    303,702     8,728      501,627        5,722
                                                   ---------    ------     --------       ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........         --        --           --           --
                                                   ---------    ------     --------       ------
Increase (Decrease) in Net Assets ...............    326,357     8,823      539,246        5,805
Net Assets -- Beginning of Period ...............      8,823        --        5,805           --
                                                   ---------    ------     --------       ------
Net Assets -- End of Period .....................  $ 335,180    $8,823     $545,051       $5,805
                                                   =========    ======     ========       ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................         --        --           --           --
 Redeemed .......................................         --        --           --           --
                                                   ---------    ------     --------       ------
 Net Increase (Decrease) ........................         --        --           --           --
                                                   ---------    ------     --------       ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................          3        --            7           --
 Redeemed .......................................         --        --           (3)          --
                                                   ---------    ------     --------       ------
 Net Increase (Decrease) ........................          3        --            5           --
                                                   ---------    ------     --------       ------

                                                   EQ/Van Kampen              EQ/Van Kampen                EQ/Van Kampen
                                                    Comstock (c)         Emerging Markets Equity         Mid Cap Growth (c)
                                                  --------------- ------------------------------------- -------------------
                                                        2005             2005               2004                2005
                                                  --------------- ------------------ ------------------ -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $   130        $   237,152       $    190,136           $   --
 Net realized gain (loss) on investments ........           3         14,268,528          4,077,352               --
 Change in unrealized appreciation
  (depreciation) on investments .................         405         26,186,449         13,942,402              (35)
                                                      -------       ------------       ------------           ------
 Net increase (decrease) in net assets from
  operations ....................................         538         40,692,129         18,209,890              (35)
                                                      -------       ------------       ------------           ------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........       1,995         14,601,712         11,898,658            1,316
  Transfers between funds and guaranteed
   interest account, net ........................      14,773         36,316,512         14,173,982            6,171
  Transfers for contract benefits and
   terminations .................................          --         (5,541,981)        (5,811,629)              --
  Contract maintenance charges ..................        (184)        (5,720,267)        (4,290,000)            (202)
                                                      -------       ------------       ------------           ------
Net increase (decrease) in net assets from
 contractowners transactions ....................      16,584         39,655,975         15,971,011            7,284
                                                      -------       ------------       ------------           ------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........          --              7,715             35,213               --
                                                      -------       ------------       ------------           ------
Increase (Decrease) in Net Assets ...............      17,122         80,355,819         34,216,114            7,249
Net Assets -- Beginning of Period ...............          --        105,468,625         71,252,511               --
                                                      -------       ------------       ------------           ------
Net Assets -- End of Period .....................     $17,122       $185,824,444       $105,468,625           $7,249
                                                      =======       ============       ============           ======
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................          --                 35                 20               --
 Redeemed .......................................          --                 (9)                (4)              --
                                                      -------       ------------       ------------           ------
 Net Increase (Decrease) ........................          --                 25                 16               --
                                                      -------       ------------       ------------           ------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................          --                540                522               --
 Redeemed .......................................          --               (277)              (399)              --
                                                      -------       ------------       ------------           ------
 Net Increase (Decrease) ........................          --                263                123               --
                                                      -------       ------------       ------------           ------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                   EQ/Wells Fargo
                                                     Montgomery           Fidelity VIP
                                                   Small Cap (c)      Asset Manager: Growth
                                                  --------------- -----------------------------
                                                        2005           2005           2004
                                                  --------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................      $ 19         $   35,939     $   27,379
 Net realized gain (loss) on investments ........        --             44,847         95,655
 Change in unrealized appreciation
  (depreciation) on investments .................       (25)            10,594        (46,761)
                                                       ----         ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................        (6)            91,380         76,273
                                                       ----         ----------     ----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........        18            281,656        217,684
  Transfers between funds and guaranteed
   interest account, net ........................       390            628,448        (39,438)
  Transfers for contract benefits and
   terminations .................................        --                (45)        (5,774)
  Contract maintenance charges ..................        (9)           (52,972)       (36,248)
                                                       ----         ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................       398            857,086        136,224
                                                       ----         ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        --                 --             --
                                                       ----         ----------     ----------
Increase (Decrease) in Net Assets ...............       393            948,466        212,497
Net Assets -- Beginning of Period ...............        --          1,375,870      1,163,373
                                                       ----         ----------     ----------
Net Assets -- End of Period .....................      $393         $2,324,336     $1,375,870
                                                       ====         ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................        --                 --             --
 Redeemed .......................................        --                 --             --
                                                       ----         ----------     ----------
 Net Increase (Decrease) ........................        --                 --             --
                                                       ----         ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................        --                 19             13
 Redeemed .......................................        --                (12)           (12)
                                                       ----         ----------     ----------
 Net Increase (Decrease) ........................        --                  7              1
                                                       ----         ----------     ----------

                                                           Fidelity VIP                  Fidelity VIP
                                                            Contrafund                   Equity-Income
                                                  ------------------------------ -----------------------------
                                                        2005           2004           2005           2004
                                                  --------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    15,628     $    6,220     $  281,958     $   48,260
 Net realized gain (loss) on investments ........       738,778        283,230        266,565        156,282
 Change in unrealized appreciation
  (depreciation) on investments .................     2,522,673        564,446       (260,183)       191,199
                                                    -----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     3,277,079        853,896        288,340        395,741
                                                    -----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........       819,124        560,581        202,793        409,777
  Transfers between funds and guaranteed
   interest account, net ........................    17,328,309      4,811,441        674,702      1,859,978
  Transfers for contract benefits and
   terminations .................................       (21,169)      (415,159)        (9,305)      (187,131)
  Contract maintenance charges ..................      (446,849)      (137,102)      (142,749)       (86,757)
                                                    -----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    17,679,414      4,819,761        725,440      1,995,867
                                                    -----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........            --             --             --             --
                                                    -----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    20,956,493      5,673,657      1,013,781      2,391,608
Net Assets -- Beginning of Period ...............     8,579,303      2,905,646      4,941,577      2,549,969
                                                    -----------     ----------     ----------     ----------
Net Assets -- End of Period .....................   $29,535,796     $8,579,303     $5,955,357     $4,941,577
                                                    ===========     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            --             --             --             --
 Redeemed .......................................            --             --             --             --
                                                    -----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................            --             --             --             --
                                                    -----------     ----------     ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           152             70             33             31
 Redeemed .......................................           (38)           (34)           (28)           (17)
                                                    -----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           114             36              5             14
                                                    -----------     ----------     ----------     ----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           Fidelity VIP                   Fidelity VIP
                                                          Growth & Income                  High Income
                                                  ------------------------------- -----------------------------
                                                       2005            2004            2005           2004
                                                  -------------- ---------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   31,838     $   12,425       $  498,110     $  149,283
 Net realized gain (loss) on investments ........      182,870         50,336          (79,360)         1,165
 Change in unrealized appreciation
  (depreciation) on investments .................       38,307         45,273         (345,141)        (1,488)
                                                    ----------     ----------       ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      253,015        108,034           73,619        148,960
                                                    ----------     ----------       ----------     ----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........      198,919        155,156          184,187        319,961
  Transfers between funds and guaranteed
   interest account, net ........................      305,029        162,617          121,210        308,749
  Transfers for contract benefits and
   terminations .................................           --         (7,565)              --       (229,826)
  Contract maintenance charges ..................      (59,961)       (43,336)        (103,978)       (68,365)
                                                    ----------     ----------       ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      443,987        266,872          201,419        330,519
                                                    ----------     ----------       ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........           --             --               --             --
                                                    ----------     ----------       ----------     ----------
Increase (Decrease) in Net Assets ...............      697,002        374,906          275,028        479,479
Net Assets -- Beginning of Period ...............    2,063,712      1,688,806        2,949,540      2,470,061
                                                    ----------     ----------       ----------     ----------
Net Assets -- End of Period .....................   $2,760,714     $2,063,712       $3,224,568     $2,949,540
                                                    ==========     ==========       ==========     ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --             --               --             --
 Redeemed .......................................           --             --               --             --
                                                    ----------     ----------       ----------     ----------
 Net Increase (Decrease) ........................           --             --               --             --
                                                    ----------     ----------       ----------     ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           21              9               28             31
 Redeemed .......................................          (17)            (6)             (27)           (29)
                                                    ----------     ----------       ----------     ----------
 Net Increase (Decrease) ........................            4              3                1              2
                                                    ----------     ----------       ----------     ----------

                                                            Fidelity VIP                    Fidelity VIP
                                                       Investment Grade Bond                   Mid Cap
                                                  -------------------------------- -------------------------------
                                                         2005            2004            2005            2004
                                                  ----------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    329,873      $  222,378     $   197,669     $        --
 Net realized gain (loss) on investments ........       (206,281)         (9,373)      1,071,460         241,496
 Change in unrealized appreciation
  (depreciation) on investments .................         (9,153)        (27,955)      2,132,019         976,379
                                                    ------------      ----------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................        114,439         185,050       3,401,148       1,217,875
                                                    ------------      ----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........        742,462         376,290       1,034,615         821,600
  Transfers between funds and guaranteed
   interest account, net ........................     (1,015,212)      2,587,920      11,525,975       7,742,112
  Transfers for contract benefits and
   terminations .................................             --        (322,342)        (25,125)       (303,902)
  Contract maintenance charges ..................       (162,728)        (99,877)       (465,954)       (134,969)
                                                    ------------      ----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................       (435,478)      2,541,991      12,069,511       8,124,841
                                                    ------------      ----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........             --              --              --              --
                                                    ------------      ----------     -----------     -----------
Increase (Decrease) in Net Assets ...............       (321,037)      2,727,041      15,470,659       9,342,716
Net Assets -- Beginning of Period ...............      6,407,630       3,680,589      11,035,331       1,692,615
                                                    ------------      ----------     -----------     -----------
Net Assets -- End of Period .....................   $  6,086,593      $6,407,630     $26,505,990     $11,035,331
                                                    ============      ==========     ===========     ===========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................             --              --              --              --
 Redeemed .......................................             --              --              --              --
                                                    ------------      ----------     -----------     -----------
 Net Increase (Decrease) ........................             --              --              --              --
                                                    ------------      ----------     -----------     -----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................             74              62             109              77
 Redeemed .......................................            (78)            (38)            (45)            (28)
                                                    ------------      ----------     -----------     -----------
 Net Increase (Decrease) ........................             (4)             24              64              49
                                                    ------------      ----------     -----------     -----------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          Fidelity VIP                    Fidelity VIP
                                                              Value                     Value Strategies
                                                  ----------------------------- ---------------------------------
                                                       2005           2004            2005             2004
                                                  -------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   10,238     $   13,422     $   81,965       $    6,685
 Net realized gain (loss) on investments ........      159,714         47,279            344          119,521
 Change in unrealized appreciation
  (depreciation) on investments .................        4,303         54,957         (6,299)         122,080
                                                    ----------     ----------     ----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................      174,255        115,658         76,010          248,286
                                                    ----------     ----------     ----------       ----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........       79,571        226,817        153,594          602,652
  Transfers between funds and guaranteed
   interest account, net ........................    1,357,614        457,373        301,617         (150,525)
  Transfers for contract benefits and
   terminations .................................       (1,393)      (150,075)       (24,562)        (280,341)
  Contract maintenance charges ..................      (61,081)       (39,319)       (84,475)        (121,584)
                                                    ----------     ----------     ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,374,710        494,796        346,175           50,201
                                                    ----------     ----------     ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........           --             --             --               --
                                                    ----------     ----------     ----------       ----------
Increase (Decrease) in Net Assets ...............    1,548,965        610,454        422,185          298,487
Net Assets -- Beginning of Period ...............    1,468,042        857,588      2,847,258        2,548,771
                                                    ----------     ----------     ----------       ----------
Net Assets -- End of Period .....................   $3,017,008     $1,468,042     $3,269,443       $2,847,258
                                                    ==========     ==========     ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           --             --             --               --
 Redeemed .......................................           --             --             --               --
                                                    ----------     ----------     ----------       ----------
 Net Increase (Decrease) ........................           --             --             --               --
                                                    ----------     ----------     ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           23             18             11               29
 Redeemed .......................................          (13)           (15)            (9)             (30)
                                                    ----------     ----------     ----------       ----------
 Net Increase (Decrease) ........................           10              3              2               (1)
                                                    ----------     ----------     ----------       ----------

                                                       Laudus Rosenberg VIT                MFS Mid
                                                      Value Long/Short Equity            Cap Growth
                                                  ------------------------------- -------------------------
                                                        2005            2004          2005         2004
                                                  --------------- --------------- ------------ ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (55,055)    $   (19,911)   $  (1,326)   $    (903)
 Net realized gain (loss) on investments ........       775,201          68,540        9,859        5,696
 Change in unrealized appreciation
  (depreciation) on investments .................       239,655         324,771        1,428       13,663
                                                   ------------     -----------    ---------    ---------
 Net increase (decrease) in net assets from
  operations ....................................       959,801         373,400        9,961       18,456
                                                   ------------     -----------    ---------    ---------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     1,054,346         497,952       89,435       48,007
  Transfers between funds and guaranteed
   interest account, net ........................     7,081,027       2,865,281       25,919        6,342
  Transfers for contract benefits and
   terminations .................................      (259,707)        (49,966)      (1,662)      (6,818)
  Contract maintenance charges ..................      (409,664)       (178,651)     (20,888)     (19,373)
                                                   ------------     -----------    ---------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................     7,466,003       3,134,616       92,804       28,157
                                                   ------------     -----------    ---------    ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........    (7,160,760)         17,807        1,326          903
                                                   ------------     -----------    ---------    ---------
Increase (Decrease) in Net Assets ...............     1,265,043       3,525,823      104,091       47,516
Net Assets -- Beginning of Period ...............    11,613,365       8,087,542      167,950      120,434
                                                   ------------     -----------    ---------    ---------
Net Assets -- End of Period .....................  $ 12,878,408     $11,613,365    $ 272,040    $ 167,950
                                                   ============     ===========    =========    =========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            --              --            1           --
 Redeemed .......................................            --              --           --           --
                                                   ------------     -----------    ---------    ---------
 Net Increase (Decrease) ........................            --              --            1           --
                                                   ------------     -----------    ---------    ---------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................           233             195           --           --
 Redeemed .......................................          (160)           (163)          --           --
                                                   ------------     -----------    ---------    ---------
 Net Increase (Decrease) ........................            73              32           --           --
                                                   ------------     -----------    ---------    ---------

-------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                               OpCap                        PIMCO
                                                            Renaissance                  Total Return
                                                  ------------------------------- --------------------------
                                                        2005            2004           2005          2004
                                                  --------------- --------------- -------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,197,891    $  1,009,635     $ 22,066      $   6,797
 Net realized gain (loss) on investments ........        92,619       1,183,895          904            124
 Change in unrealized appreciation
  (depreciation) on investments .................    (2,747,759)      1,119,551      (14,607)         2,160
                                                   ------------    ------------     --------      ---------
 Net increase (decrease) in net assets from
  operations ....................................    (1,457,249)      3,313,081        8,363          9,081
                                                   ------------    ------------     --------      ---------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     4,201,683       4,310,291      245,567         84,690
  Transfers between funds and guaranteed
   interest account, net ........................    (6,129,196)      9,766,407      139,304         (1,965)
  Transfers for contract benefits and
   terminations .................................      (625,618)       (726,856)      (3,088)       (14,744)
  Contract maintenance charges ..................    (1,381,243)     (1,092,634)     (47,878)       (39,462)
                                                   ------------    ------------     --------      ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,934,374)     12,257,208      333,905         28,519
                                                   ------------    ------------     --------      ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        51,609          45,815        2,335          1,094
                                                   ------------    ------------     --------      ---------
Increase (Decrease) in Net Assets ...............    (5,340,014)     15,616,104      344,603         38,694
Net Assets -- Beginning of Period ...............    26,764,837      11,148,733      202,177        163,483
                                                   ------------    ------------     --------      ---------
Net Assets -- End of Period .....................  $ 21,424,823    $ 26,764,837     $546,780      $ 202,177
                                                   ============    ============     ========      =========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................            63             132            4              1
 Redeemed .......................................           (85)            (62)          (1)            --
                                                   ------------    ------------     --------      ---------
 Net Increase (Decrease) ........................           (22)             70            3              1
                                                   ------------    ------------     --------      ---------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            --              --           --             --
 Redeemed .......................................            --              --           --             --
                                                   ------------    ------------     --------      ---------
 Net Increase (Decrease) ........................            --              --           --             --
                                                   ------------    ------------     --------      ---------

                                                             U.S. Real                      Vanguard VIF
                                                         Estate -- Class I                  Equity Index
                                                  ------------------------------- ---------------------------------
                                                        2005            2004            2005             2004
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  2,226,712    $    421,015      $ 121,964        $  33,396
 Net realized gain (loss) on investments ........     4,398,424       2,738,298         62,911           55,765
 Change in unrealized appreciation
  (depreciation) on investments .................     3,293,226       6,116,678        (60,379)          56,642
                                                   ------------    ------------     ----------       ----------
 Net increase (decrease) in net assets from
  operations ....................................     9,918,362       9,275,991        124,497          145,803
                                                   ------------    ------------     ----------       ----------
Contractowners Transactions:
 Contributions and Transfers: ...................
  Payments received from contractowners .........     8,243,682       5,530,353      1,295,501          585,558
  Transfers between funds and guaranteed
   interest account, net ........................    12,702,456      25,242,365         67,213          604,056
  Transfers for contract benefits and
   terminations .................................    (1,463,202)       (889,977)      (113,414)          (5,695)
  Contract maintenance charges ..................    (2,648,822)     (1,152,980)      (320,462)        (144,665)
                                                   ------------    ------------     ----------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    16,834,114      28,729,761        928,838        1,039,254
                                                   ------------    ------------     ----------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account FP ...........        36,889          41,942          8,452            7,528
                                                   ------------    ------------     ----------       ----------
Increase (Decrease) in Net Assets ...............    26,789,365      38,047,694      1,061,787        1,192,585
Net Assets -- Beginning of Period ...............    50,801,701      12,754,007      2,124,639          932,054
                                                   ------------    ------------     ----------       ----------
Net Assets -- End of Period .....................  $ 77,591,066    $ 50,801,701     $3,186,426       $2,124,639
                                                   ============    ============     ==========       ==========
Changes in Units (000's):
Unit Activity 0.00% to 0.90% Class A
 Issued .........................................           238             263             17               14
 Redeemed .......................................          (149)            (83)            (8)              (4)
                                                   ------------    ------------     ----------       ----------
 Net Increase (Decrease) ........................            89             180              9               10
                                                   ------------    ------------     ----------       ----------
Unit Activity 0.00% to 0.90% Class B
 Issued .........................................            --              --             --               --
 Redeemed .......................................            --              --             --               --
                                                   ------------    ------------     ----------       ----------
 Net Increase (Decrease) ........................            --              --             --               --
                                                   ------------    ------------     ----------       ----------

-------
The accompanying notes are an integral part of these financial statements.
(a) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).
(b) Commenced operations on October 25, 2004.
(c) Commenced operations on May 9, 2005.
(d) Commenced operations on October 17, 2005.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements

December 31, 2005

1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various variable investment trusts of AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, Davis Variable Account Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products, MFS Variable Insurance Trust, PIMCO Advisors VIT, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., and Vanguard Variable Insurance Fund ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.
The Account consists of 82 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o Davis Value
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation II
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield
o EQ/Equity 500 Index
o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value (7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Fidelity VIP Asset Manager: Growth
o Fidelity VIP Contrafund
o Fidelity VIP Equity-Income
o Fidelity VIP Growth & Income
o Fidelity VIP High Income
o Fidelity VIP Investment Grade Bond
o Fidelity VIP Mid Cap
o Fidelity VIP Value
o Fidelity VIP Value Strategies
o Laudus Rosenberg VIT Value Long/Short Equity
o MFS Mid Cap Growth
o OpCap Renaissance(14)
o PIMCO Total Return
o U.S. Real Estate -- Class I
o Vanguard VIF Equity Index

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

1. Organization (Continued)

----------------------

 (1) Formerly known as AXA Premier VIP Small/Mid Cap Growth
 (2) Formerly known as AXA Premier VIP Small/Mid Cap Value
 (3) Formerly known as EQ/Alliance Premier Growth
 (4) Formerly known as EQ/Enterprise Small Company Growth
 (5) Formerly known as EQ/Enterprise Equity Income
 (6) Formerly known as EQ/FI Small/Mid Cap Value
 (7) Formerly known as EQ/Enterprise Small Company Value
 (8) Formerly known as EQ/J.P. Morgan Core Bond
 (9) Formerly known as EQ/J.P. Morgan Value Opportunities
 (10) Formerly known as EQ/Enterprise Growth
 (11) Formerly known as EQ/Enterprise Equity
 (12) Formerly known as EQ/Enterprise Growth and Income
 (13) Formerly known as EQ/Emerging Markets Equity
 (14) Formerly known as PEA Renaissance

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for the following Variable Life products:

o Accumulator Life
o Incentive Life
o Incentive Life 2000
o Incentive Life 2000 Sales (1999 and after)
o Incentive Life '02
o Incentive Life '06
o Incentive Life Plus(SM)
o Incentive Life Original Series
o Paramount Life
o IL Protector(SM)
o Incentive Life COLI and Incentive Life COLI '04, flexible premium variable life insurance contracts
o Champion 2000, modified premium variable whole life insurance contracts
o Survivorship 2000
o Survivorship Incentive Life 1999
o Survivorship Incentive Life '02
o flexible premium joint survivorship variable life insurance contracts
o SP-Flex, variable life insurance contracts with additional premium option (collectively, the "Contracts")

The Incentive Life 2000, Champion 2000 and Survivorship 2000 contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distributor Channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account predominately related

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

2. Significant Accounting Policies (Concluded)

to premiums, surrenders and death benefits.

Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the contractowner account changes with the investment activity of the fund the contract is invested in, net of contract charges.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                        Purchases          Sales
                                                     --------------   --------------
AXA Aggressive Allocation ........................    $  9,751,322     $  1,166,297
AXA Conservative Allocation ......................       3,289,705        2,382,621
AXA Conservative Plus Allocation .................       3,279,805        1,018,243
AXA Moderate Allocation ..........................      70,230,822      127,304,792
AXA Moderate Plus Allocation .....................      31,965,729        2,745,822
AXA Premier VIP Aggressive Equity ................      14,965,329       55,606,976
AXA Premier VIP Core Bond ........................      40,556,455       32,372,285
AXA Premier VIP Health Care ......................      14,172,867        7,267,219
AXA Premier VIP High Yield .......................     161,502,673      156,272,526
AXA Premier VIP International Equity .............      13,212,091        5,044,981
AXA Premier VIP Large Cap Core Equity ............       4,860,254        2,993,851
AXA Premier VIP Large Cap Growth .................      10,488,466        7,798,326
AXA Premier VIP Large Cap Value ..................      17,957,196        7,777,700
AXA Premier VIP Small/Mid Cap Growth .............      12,389,324        6,916,872
AXA Premier VIP Small/Mid Cap Value ..............      24,586,695       11,025,582
AXA Premier VIP Technology .......................      15,417,216       15,685,553
Davis Value ......................................         381,594           65,925
EQ/Alliance Common Stock .........................      76,162,877      208,683,347
EQ/Alliance Growth & Income ......................      69,713,746       49,465,318
EQ/Alliance Intermediate Government Sec. .........      39,733,258       55,326,169
EQ/Alliance International ........................      48,954,730       48,484,658

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

3. Purchases and Sales of Investments (Continued)

                                                    Purchases         Sales
                                                  -------------   -------------
EQ/Alliance Large Cap Growth ..................     17,261,476      16,627,025
EQ/Alliance Quality Bond ......................     54,768,070      55,192,302
EQ/Alliance Small Cap Growth ..................     25,900,429      30,966,331
EQ/Ariel Appreciation II ......................            823               6
EQ/Bears Stearns Small Company Growth .........        666,315          32,712
EQ/Bernstein Diversified Value ................     51,498,439      24,554,937
EQ/Boston Advisors Equity Income ..............      1,253,124          49,054
EQ/Calvert Socially Responsible ...............        199,078          81,198
EQ/Capital Guardian Growth ....................        583,553         273,101
EQ/Capital Guardian International .............      1,946,426         918,909
EQ/Capital Guardian Research ..................      8,293,922      10,154,659
EQ/Capital Guardian U.S. Equity ...............     21,196,273      13,811,058
EQ/Caywood-Scholl High Yield Bond .............          7,517             788
EQ/Equity 500 Index ...........................     79,233,243      95,549,756
EQ/Evergreen International Bond ...............         11,542               -
EQ/Evergreen Omega ............................      4,995,201       5,297,306
EQ/FI Mid Cap .................................     43,243,911      21,080,104
EQ/FI Small/Mid Cap Value .....................     70,893,212      26,440,733
EQ/GAMCO Mergers and Acquisitions .............          3,508              15
EQ/GAMCO Small Company Value ..................      1,751,291          60,220
EQ/International Growth .......................          7,386           1,922
EQ/Janus Large Cap Growth .....................      8,289,867       6,328,890
EQ/JPMorgan Core Bond .........................     21,892,246       3,896,949
EQ/JPMorgan Value Opportunities ...............      7,835,548       8,781,523
EQ/Lazard Small Cap Value .....................     20,644,158       4,392,656
EQ/Legg Mason Value Equity ....................         16,549              20
EQ/Long Term Bond .............................          8,493           1,479
EQ/Lord Abbett Growth and Income ..............          8,387               2
EQ/Lord Abbet Large Cap Core ..................          1,124             394
EQ/Lord Abbett Mid Cap Value ..................         20,756              36
EQ/Marsico Focus ..............................     32,872,156      12,002,265
EQ/Mercury Basic Value Equity .................     33,625,195      31,881,275
EQ/Mercury International Value ................     38,895,901      16,889,548
EQ/MFS Emerging Growth Companies ..............     12,238,574      27,053,055
EQ/MFS Investors Trust ........................      4,254,058       4,135,246
EQ/Money Market ...............................    360,414,173     380,151,355
EQ/Montag & Caldwell Growth ...................        179,784           7,780
EQ/PIMCO Real Return ..........................         18,998              13
EQ/Short Duration Bond ........................          2,557               3
EQ/Small Company Index ........................     23,546,708      16,775,254
EQ/TCW Equity .................................        310,237           6,535
EQ/UBS Growth and Income ......................        693,507         188,557
EQ/Van Kampen Comstock ........................         16,780              66
EQ/Van Kampen Emerging Markets Equity .........     62,783,949      17,094,831
EQ/Van Kampen Mid Cap Growth ..................          7,285               1
EQ/Wells Fargo Montgomery Small Cap ...........            420               -
Fidelity VIP Asset Manager: Growth ............      2,260,070       1,367,045
Fidelity VIP Contrafund .......................     21,271,859       3,576,817
Fidelity VIP Equity-Income ....................      4,534,334       3,526,936
Fidelity VIP Growth & Income ..................      1,996,976       1,521,151
Fidelity VIP High Income ......................      3,820,694       3,121,166
Fidelity VIP Investment Grade Bond ............      7,693,444       7,799,048
Fidelity VIP Mid Cap ..........................     17,795,409       5,528,229
Fidelity VIP Value ............................      3,187,456       1,802,508

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

3. Purchases and Sales of Investments (Concluded)

                                                           Purchases         Sales
                                                         -------------   ------------
Fidelity VIP Value Strategies ........................     1,806,731       1,378,591
Laudus Rosenberg VIT Value Long/Short Equity .........    23,217,690      22,967,502
MFS Mid Cap Growth ...................................       127,471          34,667
OpCap Renaissance ....................................    10,881,105      12,565,979
PIMCO Total Return Bond ..............................       445,254          89,541
U.S. Real Estate .....................................    37,771,549      18,670,948
Vanguard VIF Equity Index ............................     1,701,082         642,951

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options invest are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust--Laudus VIT Value Long/Short Equity Portfolio. Davis Selected Advisers, L.P. serves as investment manager for the Davis Variable Account Fund, Inc.--Davis Value Portfolio. Fidelity Management & Research (UK) Inc., Fidelity Management & Research (Far East), Fidelity Investments Japan Limited, and FMR Co., Inc. serve as investment managers for the Fidelity Variable Insurance Products--Fidelity VIP Asset Manager, Fidelity VIP Contra Fund, Fidelity VIP Equity, Fidelity VIP Growth & Income, Fidelity VIP High Income, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Value, Fidelity VIP Value Strategies. Massachusetts Financial Services Company serves as investment manager of MFS Variable Insurance Trust--MFS Mid Cap Growth Portfolio. OpCap Advisors LLC serves as investment manager for PIMCO Advisors VIT--PEA Renaissance Portfolio. Pacific Investment Management Company LLC (PIMCO) serves as investment manager for PIMCO Variable Insurance Trust--PIMCO Total Return Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager of The Universal Institutional Funds, Inc.--U.S. Real Estate Portfolio. The Vanguard Group serves as the investment manager of the Vanguard Variable Insurance Fund--Vanguard VIF Equity Index Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to a high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

4. Expenses and Related Party Transactions (Concluded)

entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

5. Substitutions/Transfers

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 14, 2004             Removed Portfolio          Surviving Portfolio
--------------------------------------------------------------------------------
                            EQ/Technology         AXA Premier VIP Technology
--------------------------------------------------------------------------------
Shares -- Class A                 71,822                     35,486
Shares -- Class B             12,013,152                  5,908,280
Value -- Class A             $   295,601                $   295,601
Value -- Class B             $48,917,642                $48,917,642
Net Assets before merger     $49,213,243                $10,177,765
Net Assets after merger               --                $59,391,008

6. Contractowner Charges

Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. The products have charges currently as shown below:


                                                             Mortality and Expense     Mortality     Administrative      Total
                                                            -----------------------   -----------   ----------------   --------
Accumulator Life ........................................      varies (b)(d)              --           varies (f)      varies
Incentive Life, Incentive Life 2000, Incentive Life 1999,
 Incentive Life Plus, Champion 2000 .....................        0.60% (a)                --               --           0.60%
Incentive Life '02 ......................................      varies (b)(g)              --               --           0.80%
Incentive Life '06 ......................................        0.85%(b)(e)              --               --           0.85%
Survivorship Incentive Life '02 .........................        0.90%(b)                 --               --           0.90%
Paramount Life ..........................................        0.60%(a)                 --               --           0.60%
Incentive Life Plus Original Series .....................        0.60%(b)                 --               --           0.60%
Incentive Life COLI .....................................        0.60%{b)                 --               --           0.60%
Incentive Life COLI '04 .................................        0.75%(b)(c)              --               --           0.75%
Survivorship Incentive Life 1999 ........................        0.60%(a)                 --               --           0.60%
Survivorship 2000 .......................................        0.90%(a)                 --               --           0.90%
IL Protector ............................................        0.80%(a)                 --               --           0.80%
SP-Flex .................................................        0.85%(a)               0.60%(a)         0.35%(a)       1.80%

----------
(a) Charged to daily net assets of the Account.

(b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.

(c) Policy years 1-5 0.75% (1.00% maximum) Policy years 6-20 0.55% (0.75%
    maximum)

(d) Varies by age, sex, class. The highest current charge is 1.21%. Policy years 1-10 0.71% to 1.46% maximum Policy years 11+ 0.30% to 0.50% maximum

(e) Policy years 1-10 0.85% (1.00% maximum) Policy years 11+ 0.00% (0.50%
    maximum)

(f) Policy years 1-10 0.75% to 1.73% Policy years 11+ 0.30% to 0.50%

(g) Policy years 1-15 0.80%, 0.70% or 0.60% depending Policy years 16+ 0.30% or 0.20% depending

The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

6. Contractowner Charges (Continued)

life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.75% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the contractowner's variable investment options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the contractowner's variable investment options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the contractowner's variable investment options. The current mortality and expense risk charges are lower than guaranteed charges.

The Incentive Life '06 mortality and expense risk charge of 0.85% will be in effect for the first ten policy years. For policy years 11 and later, the charge is currently 0.00%. The current mortality and expense risk charges are lower than guaranteed charges.

Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Paramount Life, IL Protector, Incentive Life COLI '04 and Series 2000 Policies) from premiums.

Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.

Charges                                When charge is deducted
------------------------------------- -------------------------
Riders                                Monthly

Death Benefit Guarantee (Guaranteed   Monthly
Minimum Death Benefit Charge).

Taxes                                 At time of premium
                                      payment

Premium Charge                        At time of premium
                                      payment

Monthly administrative charges        Monthly

Charges                                                   Amount deducted                          How deducted
------------------------------------- ------------------------------------------------------- ----------------------
Riders                                Amount varies depending on the specifics of your        Unit liquidation from
                                      policy.                                                 account value

Death Benefit Guarantee (Guaranteed   Low - $0.01 for each $1,000 of face amount of           Unit liquidation from
Minimum Death Benefit Charge).        the policy.                                             account value

                                      High - $0.02 for each $1,000 of face amount of
                                      the policy.

Taxes                                 Varies by state of residence of insured person.         Deducted from
                                                                                              premium

Premium Charge                        Depending on the policy, varies from a flat fee of $2   Deducted from
                                      to $250 to a range of 3% to 30% on premiums             premium

Monthly administrative charges        Low - $5 per month                                      Unit liquidation from
                                                                                              account value
                                      High - Depending on face amount, policyholder
                                      age at issue and policy year, up to $55 per year.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

6. Contractowner Charges (Continued)

Charges                                      When charge is deducted
------------------------------------------- -------------------------
Cost of Insurance (COI) and Rating          Monthly
charge

Surrender, termination or decrease in       At time of transaction
face amount of policy during the first 10
or 15 years depending on contract.

Partial Withdrawal                          At time of transaction.

Increase in policy's face amount            At time of transaction.

Administrative Surrender Charge             At time of transaction.

Transfers among investment options          At time of transaction.
per policy year

Charges                                                          Amount deducted                           How deducted
------------------------------------------- -------------------------------------------------------- -----------------------
                                            Depending on the policy, may also be a charge per
                                            $1,000 of face amount ranging from $0.03 to
                                            0.30%

Cost of Insurance (COI) and Rating          Amount varies depending upon specifics of policy.        Unit liquidation from
charge                                      COI based upon amount at risk. Rating Charge             account value
                                            based upon face amount of insurance.

Surrender, termination or decrease in       The amount of surrender charges is set forth in your     Unit liquidation from
face amount of policy during the first 10   policy.                                                  account value
or 15 years depending on contract.

Partial Withdrawal                          $25 ( or if less, 2% of the withdrawal)                  Unit liquidation from
                                                                                                     account value

Increase in policy's face amount            $1.50 for each $1,000 of the increase (but not           Unit liquidation from
                                            more than $250 in total)                                 account value

Administrative Surrender Charge             $2 to $6 per 1,000 depending on issue age which          Unit liquidation from
                                            after the third year declines                            account value
                                            Depending on the policy, may also be a charge per
                                            policy ranging from $450 to $540 which after the
                                            third year declines

Transfers among investment options          Low - $25 after 12 transfers                             Unit liquidation from
per policy year                                                                                      account value

                                            High - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

              AXA Aggressive Allocation
------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges
AXA Aggressive Allocation
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (s)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (s)
           All contract charges
    2003   Lowest contract charge 0.60% Class B (s)
           Highest contract charge 0.90% Class B (s)
           All contract charges
AXA Conservative Allocation
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges
AXA Conservative Allocation
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (s)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (s)
           All contract charges
    2003   Lowest contract charge 0.60% Class B (s)
           Highest contract charge 0.90% Class B (s)
           All contract charges
AXA Conservative-Plus Allocation
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges

                                    Years Ended December 31,
           ---------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment       Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
           ------------ --------------------- ------------ ---------------- ----------
    2005     $ 133.04             --                  --            --          8.33%
             $ 130.37             --                  --            --          7.36%
                   --            105             $12,566          5.00%           --
    2004     $ 122.81             --                  --            --         12.07%
             $ 121.44             --                  --            --         11.07%
                   --             46             $ 5,618          2.19%           --
    2003     $ 109.58             --                  --            --          9.58%
             $ 109.34             --                  --            --          9.34%
                   --              5             $   498          2.53%           --
AXA Aggressive Allocation
---------------------------------------------------------------------------------------
    2005     $ 132.30             --                  --            --          8.06%
             $ 129.64             --                  --            --          7.09%
                   --             31             $ 4,069          5.00%           --
    2004     $ 122.43             --                  --            --         11.79%
             $ 121.06             --                  --            --         10.79%
                   --             15             $ 1,816          2.19%           --
    2003     $ 109.35             --                  --            --          9.35%
             $ 109.27             --                  --            --          9.27%
                   --              1             $    70          2.53%           --
AXA Conservative Allocation
---------------------------------------------------------------------------------------
    2005     $ 111.95             --                  --            --          2.70%
             $ 109.70             --                  --            --          1.77%
                   --             23             $ 2,552          4.31%           --
    2004     $ 109.01             --                  --            --          6.29%
             $ 107.79             --                  --            --          5.33%
                   --             19             $ 2,008          4.49%           --
    2003     $ 102.56             --                  --            --          2.56%
             $ 102.33             --                  --            --          2.33%
                   --             --                  --          5.78%           --
AXA Conservative Allocation
---------------------------------------------------------------------------------------
    2005     $ 111.33             --                  --            --          2.44%
             $ 109.09             --                  --            --          1.52%
                   --              4             $   485          4.31%           --
    2004     $ 108.67             --                  --            --          6.03%
             $ 107.45             --                  --            --          5.07%
                   --              2             $   167          4.49%           --
    2003     $ 102.34             --                  --            --          2.34%
             $ 102.27             --                  --            --          2.27%
                   --             --                  --          5.78%           --
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------
    2005     $ 116.90             --                  --            --          3.50%
             $ 114.55             --                  --            --          2.57%
                   --             30             $ 3,453          5.57%           --
    2004     $ 112.95             --                  --            --          8.02%
             $ 111.68             --                  --            --          7.05%
                   --             11             $ 1,341          5.08%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

     AXA Conservative-Plus Allocation (Continued)
------------------------------------------------------
    2003   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges
AXA Conservative-Plus Allocation
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (s)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (s)
           All contract charges
    2003   Lowest contract charge 0.60% Class B (s)
           Highest contract charge 0.90% Class B (s)
           All contract charges
AXA Moderate Allocation (d)(o)
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2004   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2003   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2002   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2001   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
AXA Moderate Allocation (d)(o)
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (a)
           All contract charges
AXA Moderate-Plus Allocation
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2003     $ 104.56              --                 --            --            4.56%
             $ 104.32              --                 --            --            4.32%
                   --               2         $      171          6.23%             --
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------
    2005     $ 116.25              --                 --            --            3.25%
             $ 113.91              --                 --            --            2.32%
                   --               4         $      441          5.57%             --
    2004     $ 112.59              --                 --            --            7.75%
             $ 111.33              --                 --            --            6.78%
                   --               3         $      326          5.08%             --
    2003     $ 104.34              --                 --            --            4.34%
             $ 104.26              --                 --            --            4.26%
                   --              --                 --          6.23%             --
AXA Moderate Allocation (d)(o)
------------------------------------------------------------------------------------------
    2005     $ 249.09              --                 --            --            5.05%
             $ 239.15              --                 --            --            4.38%
                   --           2,888         $1,343,916          2.56%             --
    2004     $ 237.11              --                 --            --            9.00%
             $ 229.11              --                 --            --            8.02%
                   --           3,033         $1,379,837          2.77%             --
    2003     $ 217.54              --                 --            --           19.42%
             $ 212.66              --                 --            --           18.35%
                   --           3,223         $1,365,262          2.42%             --
    2002     $ 182.16              --                 --            --          (12.52)%
             $ 179.69              --                 --            --          (13.30)%
                   --           3,472         $1,247,446          1.63%             --
    2001     $ 208.22              --                 --            --          ( 1.84)%
             $ 207.26              --                 --            --          ( 2.73)%
                   --           1,587         $  673,865          2.85%             --
AXA Moderate Allocation (d)(o)
------------------------------------------------------------------------------------------
    2005     $ 124.50              --                 --            --            4.80%
             $ 130.82              --                 --            --            3.85%
                   --             659         $   89,296          2.56%             --
    2004     $ 118.80              --                 --            --            8.72%
             $ 125.97              --                 --            --            7.75%
                   --             660         $   77,456          2.77%             --
    2003     $ 108.53              --                 --            --           18.32%
             $ 116.91              --                 --            --           18.07%
                   --             600         $   65,147          2.42%             --
    2002     $  91.64              --                 --            --           13.26%
             $  99.02              --                 --            --           13.51%
                   --             524         $   48,019          1.63%             --
    2001     $ 105.65              --                 --            --            2.69%
             $ 114.49              --                 --            --          ( 3.93)%
                   --             169         $   17,855          2.85%             --
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------
    2005     $ 129.78              --                 --            --            6.93%
             $ 127.17              --                 --            --            5.97%
                   --             294         $   37,728          5.53%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

       AXA Moderate-Plus Allocation (Continued)
------------------------------------------------------
    2004   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (s)
           Highest contract charge 0.90% Class A (s)
           All contract charges
AXA Moderate-Plus Allocation
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (s)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (s)
           All contract charges
    2003   Lowest contract charge 0.60% Class B (s)
           Highest contract charge 0.90% Class B (s)
           All contract charges
AXA Premier VIP Aggressive Equity
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2004   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2003   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2002   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2001   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
AXA Premier VIP Aggressive Equity
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2004     $ 121.36              --                 --           --            11.97%
             $ 120.00              --                 --           --            10.96%
                   --             108           $ 13,111         4.00%              --
    2003     $ 108.39              --                 --           --             8.39%
             $ 108.14              --                 --           --             8.14%
                   --              10           $  1,122         3.22%              --
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------
    2005     $ 129.05              --                 --           --             6.67%
             $ 126.46              --                 --           --             5.71%
                   --              61           $  7,834         5.53%              --
    2004     $ 120.99              --                 --           --            11.69%
             $ 119.63              --                 --           --            10.69%
                   --              18           $  2,181         4.00%              --
    2003     $ 108.16              --                 --           --             8.16%
             $ 108.08              --                 --           --             8.08%
                   --               1           $    161         3.22%              --
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------
    2005     $ 167.64              --                 --           --             8.47%
             $ 184.07              --                 --           --             7.50%
                   --           1,126           $524,189           --               --
    2004     $ 154.55              --                 --           --            12.38%
             $ 171.23              --                 --           --            11.37%
                   --           1,196           $524,796           --               --
    2003     $ 137.53              --                 --           --            37.87%
             $ 153.75              --                 --           --            36.62%
                   --           1,268           $501,715           --               --
    2002     $  99.75              --                 --           --           (28.69)%
             $ 112.54              --                 --           --           (29.33)%
                   --           1,303           $380,055         0.01 %             --
    2001     $ 139.88              --                 --           --           (24.98)%
             $ 159.24              --                 --           --           (25.66)%
                   --           1,402           $581,065         0.49 %             --
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------
    2005     $  87.49              --                 --           --             8.17%
             $  81.80              --                 --           --             7.23%
                   --             198           $ 16,583           --               --
    2004     $  80.86              --                 --           --            12.10%
             $  76.29              --                 --           --            11.09%
                   --             195           $ 15,176           --               --
    2003     $  69.81              --                 --           --            36.70%
             $  68.67              --                 --           --            36.28%
                   --             180           $ 12,550           --               --
    2002     $  51.07              --                 --           --           (29.30)%
             $  50.39              --                 --           --           (29.51)%
                   --             149           $  7,609         0.01 %             --
    2001     $  72.23              --                 --           --           (25.63)%
             $  71.49              --                 --           --           (25.85)%
                   --             104           $  7,512         0.49 %             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

              AXA Premier VIP Core Bond
------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
AXA Premier VIP Core Bond
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
AXA Premier VIP Health Care
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
AXA Premier VIP Health Care
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2005     $ 113.43             --                  --            --           2.00%
             $ 116.79             --                  --            --           1.39%
                   --            101             $11,470          3.52%            --
    2004     $ 111.21             --                  --            --           4.15%
             $ 115.19             --                  --            --           3.52%
                   --             70             $ 7,733          3.96%            --
    2003     $ 106.78             --                  --            --           4.02%
             $ 111.27             --                  --            --           3.39%
                   --             29             $ 3,055          3.49%            --
    2002     $ 102.66             --                  --            --           2.42%
             $ 107.62             --                  --            --           5.92%
                   --              1             $   103          3.68%            --
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------
    2005     $ 118.63             --                  --            --           1.75%
             $ 114.42             --                  --            --           0.83%
                   --            457             $53,081          3.52%            --
    2004     $ 116.59             --                  --            --           3.89%
             $ 113.47             --                  --            --           2.95%
                   --            433             $49,761          3.96%            --
    2003     $ 112.23             --                  --            --           3.74%
             $ 110.22             --                  --            --           2.81%
                   --            339             $37,698          3.49%            --
    2002     $ 108.18             --                  --            --           6.31%
             $ 107.20             --                  --            --           5.70%
                   --            211             $22,720          3.68%            --
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------
    2005     $ 156.16             --                  --            --           7.23%
             $ 121.55             --                  --            --           6.58%
                   --             32             $ 4,741          5.59%            --
    2004     $ 145.63             --                  --            --          12.41%
             $ 114.04             --                  --            --          11.73%
                   --             19             $ 2,722          7.22%            --
    2003     $ 129.56             --                  --            --          28.45%
             $ 102.07             --                  --            --          27.68%
                   --              7             $   876          1.59%            --
    2002     $ 100.86             --                  --            --         ( 2.89)%
             $  79.94             --                  --            --         (18.00)%
                   --             --                  --            --             --
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------
    2005     $ 123.03             --                  --            --           6.96%
             $ 118.66             --                  --            --           6.00%
                   --            200             $24,171          5.59%            --
    2004     $ 115.02             --                  --            --          12.13%
             $ 111.95             --                  --            --          11.12%
                   --            166             $18,806          7.22%            --
    2003     $ 102.58             --                  --            --          28.13%
             $ 100.74             --                  --            --          26.99%
                   --            102             $10,414          1.59%            --
    2002     $  80.06             --                  --            --         (13.07)%
             $  79.33             --                  --            --         (13.57)%
                   --             34             $ 2,707            --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

              AXA Premier VIP High Yield
------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2004   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2003   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2002   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2001   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
AXA Premier VIP High Yield
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
AXA Premier VIP International Equity
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
AXA Premier VIP International Equity
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2005     $ 198.64             --                  --        --               3.32%
             $ 214.55             --                  --        --               2.39%
                   --            633            $179,897   8.29%                   --
    2004     $ 192.26             --                  --     --                  8.94%
             $ 209.54             --                  --     --                  7.96%
                   --            669            $186,819   6.83%                   --
    2003     $ 176.48             --                  --     --                 22.87%
             $ 194.09             --                  --     --                 21.77%
                   --            700            $188,085   6.31%                   --
    2002     $ 143.63             --                  --     --                ( 2.70)%
             $ 159.39             --                  --     --                ( 3.58)%
                   --            527            $115,345   9.16%                   --
    2001     $ 147.62             --                  --     --                  0.95%
             $ 165.31             --                  --     --                  0.03%
                   --            508            $116,138   9.74%                   --
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------
    2005     $ 198.64             --                  --     --                  3.32%
             $  98.80             --                  --     --                  2.14%
                   --            205            $ 20,734   8.29%                   --
    2004     $ 192.26             --                  --     --                  8.94%
             $  96.74             --                  --     --                  7.69%
                   --            184            $ 18,240   6.83%                   --
    2003     $  91.32             --                  --     --                 21.82%
             $  89.83             --                  --     --                 21.46%
                   --            167            $ 15,250   6.31%                   --
    2002     $  74.96             --                  --     --                ( 3.53)%
             $  73.96             --                  --     --                ( 3.82)%
                   --            118            $  8,845   9.16 %                  --
    2001     $  77.70             --                  --     --                  0.08%
             $  76.90             --                  --     --                ( 0.22)%
                   --             61            $  4,740   9.74 %                  --
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------
    2005     $ 196.79             --                  --     --                 15.73%
             $ 145.04             --                  --     --                 15.04%
                   --             40            $  7,871   8.05%                   --
    2004     $ 170.04             --                  --     --                 18.21%
             $ 126.08             --                  --     --                 17.50%
                   --             24            $  4,174   4.18%                   --
    2003     $ 143.85             --                  --     --                 34.54%
             $ 107.30             --                  --     --                 33.74%
                   --             38            $  1,072   1.59%                   --
    2002     $ 106.92             --                  --     --                ( 2.55)%
             $  80.23             --                  --     --                (19.36)%
                   --             --                  --     --                    --
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------
    2005     $ 187.53             --                  --     --                 15.44%
             $ 139.55             --                  --     --                 14.41%
                   --            206            $ 29,285   8.05%                   --
    2004     $ 162.44             --                  --     --                 17.91%
             $ 121.98             --                  --     --                 16.84%
                   --            181            $ 22,409   4.18%                   --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   AXA Premier VIP International Equity (Continued)
------------------------------------------------------
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.60% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.60% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
AXA Premier VIP Large Cap Growth
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
AXA Premier VIP Large Cap Growth
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2003     $ 137.77             --                 --             --           31.46%
             $ 104.39             --                 --             --           33.12%
                   --             37             $3,975           1.59%             --
    2002     $  78.66             --                 --             --          (21.16)%
             $  78.42             --                 --             --          (21.31)%
                   --              1             $   79             --              --
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------
    2005     $ 159.77             --                 --             --            7.00%
             $ 115.37             --                 --             --            6.36%
                   --             17             $2,776           3.27%             --
    2004     $ 149.32             --                 --             --            9.95%
             $ 108.47             --                 --             --            9.29%
                   --             13             $1,907           5.78%             --
    2003     $ 135.81             --                 --             --           28.45%
             $  99.25             --                 --             --           27.69%
                   --              6             $  850           0.49%             --
    2002     $ 105.73             --                 --             --          ( 3.82)%
             $  77.73             --                 --           0.17%         (19.20)%
                   --             --                 --             --              --
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------
    2005     $ 144.48             --                 --             --            6.73%
             $ 112.07             --                 --             --            5.77%
                   --             29             $3,416           3.27%             --
    2004     $ 135.37             --                 --             --            9.67%
             $ 105.95             --                 --             --            8.69%
                   --             20             $2,245           5.78%             --
    2003     $ 123.43             --                 --             --           18.81%
             $  97.48             --                 --             --           26.98%
                   --             12             $1,276           0.49%             --
    2002     $  77.00             --                 --             --          (16.99)%
             $  76.77             --                 --           0.17%         (17.15)%
                   --             --                 --             --              --
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------
    2005     $ 155.44             --                 --             --            7.76%
             $ 107.10             --                 --             --            7.11%
                   --             40             $6,149             --              --
    2004     $ 144.24             --                 --             --            6.93%
             $  99.99             --                 --             --            6.29%
                   --             24             $3,359             --              --
    2003     $ 134.89             --                 --             --           30.95%
             $  94.07             --                 --             --           30.17%
                   --             10             $1,200             --              --
    2002     $ 103.01             --                 --             --          ( 6.22)%
             $  72.27             --                 --             --          (23.59)%
                   --             --                 --             --              --
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------
    2005     $ 140.46             --                 --             --            7.49%
             $  99.37             --                 --             --            6.53%
                   --             89             $9,156             --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

     AXA Premier VIP Large Cap Growth (Continued)
------------------------------------------------------
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.60% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
AXA Premier VIP Large Cap Value
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
AXA Premier VIP Large Cap Value
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.60% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2004     $ 130.68             --                  --            --            6.66%
             $  93.28             --                  --            --            5.70%
                   --             86             $ 8,182            --              --
    2003     $ 122.51             --                  --            --           18.93%
             $  88.25             --                  --            --           29.45%
                   --             60             $ 5,341            --              --
    2002     $  68.38             --                  --            --          (18.92)%
             $  68.17             --                  --            --          (19.08)%
                   --              2             $   137            --              --
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------
    2005     $ 170.29             --                  --            --            7.37%
             $ 125.96             --                  --            --            6.73%
                   --             30             $ 4,942          6.20%             --
    2004     $ 158.60             --                  --            --           14.71%
             $ 118.01             --                  --            --           14.02%
                   --             16             $ 2,388          9.79%             --
    2003     $ 138.26             --                  --            --           31.43%
             $ 103.50             --                  --            --           30.63%
                   --              5             $   715          4.22%             --
    2002     $ 105.20             --                  --            --          ( 2.51)%
             $  79.23             --                  --            --          (19.39)%
                   --             --                  --            --              --
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------
    2005     $ 156.37             --                  --            --            7.09%
             $ 124.20             --                  --            --            6.13%
                   --            127             $16,025          6.20%             --
    2004     $ 146.01             --                  --            --           14.43%
             $ 117.02             --                  --            --           13.40%
                   --             70             $ 8,274          9.79%             --
    2003     $ 127.60             --                  --            --           23.26%
             $ 103.20             --                  --            --           29.91%
                   --             25             $ 2,607          4.22%             --
    2002     $  79.68             --                  --            --          (18.89)%
             $  79.44             --                  --            --          (19.04)%
                   --              3             $   239            --              --
AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------
    2005     $ 184.38             --                  --            --            8.65%
             $ 110.03             --                  --            --            8.00%
                   --             41             $ 7,607         14.21%             --
    2004     $ 169.69             --                  --            --           12.01%
             $ 101.88             --                  --            --           11.34%
                   --             30             $ 5,044          1.84%             --
    2003     $ 151.50             --                  --            --           40.59%
             $  91.50             --                  --            --           39.74%
                   --             12             $ 1,846          3.55%             --
    2002     $ 107.76             --                  --            --          ( 2.66)%
             $  65.48             --                  --            --          (32.36)%
                   --             --                  --            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

            AXA Premier VIP Mid Cap Growth
------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.60% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
AXA Premier VIP Mid Cap Value
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
AXA Premier VIP Mid Cap Value
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.00% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
AXA Premier VIP Technology
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2005     $ 165.30             --                  --            --            8.38%
             $ 102.93             --                  --            --            7.41%
                   --            175             $18,306         14.21%             --
    2004     $ 152.51             --                  --            --           11.73%
             $  95.83             --                  --            --           10.72%
                   --            171             $16,710          1.84%             --
    2003     $ 136.50             --                  --            --           30.62%
             $  86.54             --                  --            --           38.98%
                   --             72             $ 6,372          3.55%             --
    2002     $  62.46             --                  --            --          (27.15)%
             $  62.27             --                  --            --          (27.29)%
                   --              1             $    62            --              --
AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------
    2005     $ 195.29             --                  --            --            7.61%
             $ 126.59             --                  --            --            6.96%
                   --             33             $ 6,172         23.10%             --
    2004     $ 181.48             --                  --            --           15.48%
             $ 118.35             --                  --            --           14.79%
                   --             22             $ 3,851          6.20%             --
    2003     $ 157.16             --                  --            --           40.96%
             $ 103.10             --                  --            --           40.12%
                   --              9             $ 1,387          0.93%             --
    2002     $ 111.49             --                  --            --            0.42%
             $  73.58             --                  --            --          (24.92)%
                   --             --                  --            --              --
AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------
    2005     $ 129.87             --                  --            --            7.34%
             $ 125.26             --                  --            --            6.38%
                   --            336             $42,836         23.10%             --
    2004     $ 120.99             --                  --            --           15.19%
             $ 117.75             --                  --            --           14.15%
                   --            327             $38,894          6.20%             --
    2003     $ 105.03             --                  --            --           40.60%
             $ 103.15             --                  --            --           39.34%
                   --            228             $23,677          0.93%             --
    2002     $  74.70             --                  --            --          (23.23)%
             $  74.03             --                  --            --          (23.68)%
                   --             89             $ 6,610            --              --
AXA Premier VIP Technology
------------------------------------------------------------------------------------------
    2005     $ 207.81             --                  --            --           11.56%
             $ 113.47             --                  --            --           10.89%
                   --             31             $ 6,009            --              --
    2004     $ 186.28             --                  --            --            5.24%
             $ 102.33             --                  --            --            4.61%
                   --             19             $ 3,396          1.09%             --
    2003     $ 177.01             --                  --            --           58.06%
             $  97.82             --                  --            --           57.09%
                   --              6             $   966          7.16%             --
    2002     $ 111.99             --                  --            --          ( 5.67)%
             $  62.27             --                  --            --          (33.60)%
                   --             --                  --            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

            AXA Premier VIP Technology (t)
------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.60% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
Davis Value
-------------------------------------------------------
           Unit Value 0.60%*
    2005   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges
    2004   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges
    2003   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges
    2002   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges
EQ/Alliance Common Stock
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2004   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2003   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2002   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2001   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
EQ/Alliance Common Stock
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2005     $ 171.50              --                 --            --         11.27%
             $ 101.96              --                 --            --         10.27%
                   --             620         $   67,000            --            --
    2004     $ 154.13              --                 --            --          4.99%
             $  92.46              --                 --            --          4.04%
                   --             645         $   62,809          1.09%           --
    2003     $ 146.81              --                 --            --         38.51%
             $  88.87              --                 --            --         56.21%
                   --              80         $    7,246          7.16%           --
    2002     $  57.06              --                 --            --       (28.04)%
             $  56.89              --                 --            --       (28.17)%
                   --               1         $       57            --           --
Davis Value
------------------------------------------------------------------------------------------
    2005     $ 139.21              --                 --            --         8.79%
             $ 139.21              --                 --            --         8.79%
                   --               5         $      757          1.23%          --
    2004     $ 127.96              --                 --            --        11.66%
             $ 127.96              --                 --            --        11.66%
                   --               3         $      392          0.42%          --
    2003     $ 114.61              --                 --            --        28.97%
             $ 114.61              --                 --            --        28.97%
                   --               2         $      254          1.31%          --
    2002     $  88.86              --                 --            --      5.03 %
             $  88.86              --                 --            --      5.03 %
                   --              --                 --          1.14%          --
EQ/Alliance Common Stock
------------------------------------------------------------------------------------------
    2005     $ 319.17              --                 --            --         4.56%
             $ 362.05              --                 --            --         3.62%
                   --           3,328         $2,221,730          1.05%          --
    2004     $ 305.25              --                 --            --        14.40%
             $ 349.40              --                 --            --        13.37%
                   --           3,493         $2,281,558          1.21%          --
    2003     $ 266.82              --                 --            --        49.93%
             $ 308.18              --                 --            --        48.58%
                   --           3,597         $2,096,424          1.44%          --
    2002     $ 177.96              --                 --            --       (28.69)%
             $ 207.42              --                 --            --       (29.33)%
                   --           3,745         $1,481,165          0.05%          --
    2001     $ 266.27              --                 --            --       (24.98)%
             $ 313.16              --                 --            --       (25.66)%
                   --           4,121         $2,468,008          2.37%          --
EQ/Alliance Common Stock
------------------------------------------------------------------------------------------
    2005     $ 101.18              --                 --            --         4.30%
             $ 114.57              --                 --            --         3.36%
                   --           1,773         $  207,802          1.05%          --
    2004     $  97.01              --                 --            --        14.12%
             $ 110.84              --                 --            --        13.09%
                   --           1,785         $  201,729          1.21%          --
    2003     $  99.63              --                 --            --        49.93%
             $  98.01              --                 --            --        48.20%
                   --           1,659         $  165,489          1.44%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

         EQ/Alliance Common Stock (Continued)
------------------------------------------------------
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Alliance Growth and Income
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2004   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2003   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2002   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2001   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
EQ/Alliance Growth and Income
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges
EQ/Alliance Intermediate Government Securities
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2004   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2003   Lowest contract charge 0.60% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2002   Lowest contract charge 0.60% Class A
           Highest contract charge 0.90% Class A
           All contract charges

                                      Years Ended December 31,
           -------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment         Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
           ------------ --------------------- ------------ ---------------- --------------
    2002    $  67.02               --                 --        --           (33.77)%
            $  66.13               --                 --        --           (33.93)%
                  --            1,424           $ 95,436   0.05 %                --
    2001    $ 101.14               --                 --     --              (10.52)%
            $ 100.09               --                 --     --              (11.33)%
                                1,055           $106,703   2.37 %                --
EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------
    2005    $ 359.17               --                 --     --                5.76%
            $ 318.09               --                 --     --                4.82%
                  --            1,181           $395,004   4.32%                 --
    2004    $ 339.60               --                 --     --               12.67%
            $ 303.47               --                 --     --               11.66%
                  --            1,187           $376,519   1.67%                 --
    2003    $ 301.40               --                 --     --               30.75%
            $ 271.78               --                 --     --               29.58%
                  --            1,197           $338,204   1.13%                 --
    2002    $ 230.51               --                 --     --              (21.07)%
            $ 209.75               --                 --     --              (21.78)%
                  --            1,220           $264,369   1.43 %                --
    2001    $ 292.03               --                 --     --              ( 1.29)%
            $ 268.14               --                 --     --              ( 2.18)%
                  --            1,203           $332,135   1.03 %                --
EQ/Alliance Growth and Income
-------------------------------------------------------------------------------------------
    2005    $ 135.79               --                 --     --                5.50%
            $ 150.93               --                 --     --                4.55%
                  --              906           $121,075   4.32%                 --
    2004    $ 128.71               --                 --     --               12.39%
            $ 144.35               --                 --     --               11.38%
                  --              885           $112,747   1.67%                 --
    2003    $ 114.06               --                 --     --               29.65%
            $ 129.60               --                 --     --               29.25%
                  --              805           $ 91,876   1.13%                 --
    2002    $  87.98               --                 --     --              (21.74)%
            $ 100.27               --                 --     --              (18.59)%
                  --              684           $ 60,178   1.43 %                --
    2001    $ 112.42               --                 --     --              ( 2.13)%
                  --               --                 --     --                  --
                  --              431           $ 48,453   1.03 %                --
EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------------------------
    2005    $ 185.82               --                 --     --                1.49%
            $ 175.66               --                 --     --                0.58%
                  --              582           $116,035   3.45%                 --
    2004    $ 183.09               --                 --     --                2.19%
            $ 174.64               --                 --     --                1.28%
                  --              690           $135,775   2.98%                 --
    2003    $ 179.15               --                 --     --                2.40%
            $ 172.44               --                 --     --                1.47%
                  --              828           $160,867   4.11%                 --
    2002    $ 174.96               --                 --     --             8.86 %
            $ 169.94               --                 --     --             7.88 %
                  --              925           $177,235   5.01 %                --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

         EQ/Alliance Intermediate Government
                Securities (Continued)
------------------------------------------------------
    2001   Lowest contract charge 0.60% Class A
           Highest contract charge 0.90% Class A
           All contract charges
EQ/Alliance Intermediate Government Securities
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges
EQ/Alliance International (n)(q)
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2004   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2003   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2002   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2001   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
EQ/Alliance International (n)(q)
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2001     $ 160.72              --                 --        --          8.16 %
             $ 157.52              --                 --        --          7.18 %
                   --             645           $113,408   4.25 %                   --
EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------
    2005     $ 135.45              --                 --     --                 1.24%
             $ 130.34              --                 --     --                 0.33%
                   --             230           $ 30,001   3.45%                  --
    2004     $ 133.80              --                 --     --                 1.94%
             $ 129.91              --                 --     --                 1.02%
                   --             224           $ 28,912   2.98%                  --
    2003     $ 179.15              --                 --     --                 2.40%
             $ 128.60              --                 --     --                 1.22%
                   --             239           $ 30,873   4.11%                  --
    2002     $ 125.69              --                 --     --                 7.93%
             $ 127.05              --                 --     --                63.98%
                   --             205           $ 25,766   5.01 %                 --
    2001     $ 116.45              --                 --     --                 7.24%
                   --              --                 --     --                   --
                   --              79           $  9,200   4.25 %                 --
EQ/Alliance International (n)(q)
-----------------------------------------------------------------------------------------
    2005     $ 179.02              --                 --     --                15.58%
             $ 162.45              --                 --     --                14.54%
                   --           3,448           $581,793   1.74%                  --
    2004     $ 154.89              --                 --     --                18.47%
             $ 141.83              --                 --     --                17.40%
                   --           3,521           $515,982   2.12%                  --
    2003     $ 130.75              --                 --     --                35.43%
             $ 120.80              --                 --     --                34.21%
                   --           3,678           $457,336   1.67%                  --
    2002     $  96.54              --                 --     --              ( 9.91)%
             $  90.01              --                 --     --              (10.72)%
                   --           3,879           $357,984     --                  --
    2001     $ 107.16              --                 --     --              (22.87)%
             $ 100.82              --                 --     --              (23.57)%
                   --             493           $ 50,925   1.61 %                --
EQ/Alliance International (n)(q)
-----------------------------------------------------------------------------------------
    2005     $ 124.06              --                 --     --               15.29%
             $ 121.39              --                 --     --               14.26%
                   --             540           $ 68,275   1.74%                 --
    2004     $ 107.60              --                 --     --               18.17%
             $ 106.24              --                 --     --               17.11%
                   --             511           $ 56,460   2.12%                 --
    2003     $  93.97              --                 --     --               34.36%
             $  90.72              --                 --     --               33.96%
                   --             464           $ 43,571   1.67%                 --
    2002     $  69.94              --                 --     --              (10.65)%
             $  67.72              --                 --     --              (15.96)%
                   --             381           $ 26,647     --                  --
    2001     $  78.27              --                 --     --              (23.77)%
                   --              --                 --     --                  --
                   --              61           $  4,774   1.61 %                --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

             EQ/Alliance Large Cap Growth
------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/Alliance Large Cap Growth
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Alliance Quality Bond
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2004   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2003   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2002   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2001   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
EQ/Alliance Quality Bond
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (f)
           All contract charges

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2005     $ 155.14              --                 --            --          15.22%
             $ 110.37              --                 --            --          14.53%
                   --              25           $  3,748            --             --
    2004     $ 134.65              --                 --            --           8.66%
             $  96.37              --                 --            --           8.00%
                   --              15           $  2,066            --             --
    2003     $ 123.92              --                 --            --          23.50%
             $  89.23              --                 --            --          22.76%
                   --               8           $    953            --             --
    2002     $ 100.34              --                 --            --         ( 9.22)%
             $  72.69              --                 --            --         (24.09)%
                   --              --                 --            --             --
EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------
    2005     $  78.38              --                 --            --          14.93%
             $  73.86              --                 --            --          13.90%
                   --           1,428           $107,944            --             --
    2004     $  68.20              --                 --            --           8.38%
             $  64.84              --                 --            --           7.41%
                   --           1,445           $ 95,487            --             --
    2003     $  62.92              --                 --            --          23.18%
             $  60.37              --                 --            --          22.08%
                   --           1,544           $ 94,657            --             --
    2002     $  51.08              --                 --            --         (31.15)%
             $  49.45              --                 --            --         (31.77)%
                   --           1,555           $ 77,814            --             --
    2001     $  74.19              --                 --            --         (23.96)%
             $  72.48              --                 --            --         (24.65)%
                   --           1,549           $113,224            --             --
EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------
    2005     $ 206.40              --                 --            --           2.25%
             $ 174.29              --                 --            --           1.34%
                   --             564           $106,367          3.88%            --
    2004     $ 201.85              --                 --            --           4.01%
             $ 171.99              --                 --            --           3.07%
                   --             594           $109,740          4.00%            --
    2003     $ 194.07              --                 --            --           3.80%
             $ 166.87              --                 --            --           2.86%
                   --             745           $132,868          3.04%            --
    2002     $ 186.96              --                 --            --           7.94%
             $ 162.22              --                 --            --           6.98%
                   --             836           $144,632          4.07%            --
    2001     $ 173.20              --                 --            --           8.29%
             $ 151.64              --                 --            --           7.31%
                   --             835           $134,227          3.06%            --
EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------
    2005     $ 141.24              --                 --            --           2.00%
             $ 134.77              --                 --            --           1.08%
                   --             235           $ 31,831          3.88%            --
    2004     $ 138.48              --                 --            --           3.75%
             $ 133.32              --                 --            --           2.81%
                   --             235           $ 31,367          4.00%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

         EQ/Alliance Quality Bond (Continued)
------------------------------------------------------
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B (f)
           All contract charges
EQ/Alliance Small Cap Growth (j)
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2004   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2003   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2002   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2001   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
EQ/Alliance Small Cap Growth (j)
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Ariel Appreciation II (j)
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (x)
           Highest contract charge 0.00% Class B (x)
           All contract charges
EQ/Bear Stearns Small Company Growth
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u)
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2003     $ 129.57             --                  --     --                   2.91%
             $ 129.67             --                  --     --                   2.61%
                   --            222            $ 28,789   3.04%                    --
    2002     $ 125.90             --                  --     --                   7.03%
             $ 126.38             --                  --     --                   6.45%
                   --            189            $ 23,795   4.07 %                   --
    2001     $ 117.63             --                  --     --                   7.36%
                   --             --                  --     --                     --
                   --             92            $ 10,822   3.06 %                   --
EQ/Alliance Small Cap Growth (j)
------------------------------------------------------------------------------------------
    2005     $ 194.07             --                  --     --                  11.78%
             $ 179.44             --                  --     --                  10.78%
                   --            879            $163,607     --                     --
    2004     $ 173.61             --                  --     --                  14.27%
             $ 161.98             --                  --     --                  13.24%
                   --            913            $152,710     --                     --
    2003     $ 151.93             --                  --     --                  41.28%
             $ 143.04             --                  --     --                  40.01%
                   --            928            $136,195     --                     --
    2002     $ 107.54             --                  --     --                 (30.08)%
             $ 102.16             --                  --     --                 (30.71)%
                   --            879            $ 91,735     --                     --
    2001     $ 153.80             --                  --     --                 (13.02)%
             $ 147.44             --                  --     --                 (13.80)%
                   --            838            $125,725   1.04%                    --
EQ/Alliance Small Cap Growth (j)
------------------------------------------------------------------------------------------
    2005     $ 144.90             --                  --     --                  11.51%
             $ 135.48             --                  --     --                  10.51%
                   --            419            $ 58,017     --                     --
    2004     $ 129.95             --                  --     --                  13.98%
             $ 122.60             --                  --     --                  12.96%
                   --            408            $ 51,074     --                     --
    2003     $ 114.01             --                  --     --                  40.93%
             $ 108.53             --                  --     --                  39.67%
                   --            384            $ 42,360     --                     --
    2002     $  78.76             --                  --     --                 (30.66)%
             $  77.71             --                  --     --                 (30.87)%
                   --            312            $ 24,573     --                     --
    2001     $ 113.58             --                  --     --                 (13.76)%
             $ 112.41             --                  --     --                 (14.02)%
                   --            185            $ 21,012   1.04%                    --
EQ/Ariel Appreciation II (j)
------------------------------------------------------------------------------------------
    2005     $ 103.96             --                  --     --                   3.96%
             $ 103.96             --                  --     --                   3.96%
                   --              0            $      1     --                     --
EQ/Bear Stearns Small Company Growth
------------------------------------------------------------------------------------------
    2005     $ 123.53             --                  --     --                   7.49%
             $ 123.53             --                  --     --                   7.49%
                   --            424            $    658   3.61%                    --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   EQ/Bear Stearns Small Company Growth (Continued)
-------------------------------------------------------
    2004   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u )
           All contract charges
EQ/Bernstein Diversified Value (c)
--------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/Bernstein Diversified Value (c)
--------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (b)
           Highest contract charge 0.90% Class B (b)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (b)
           Highest contract charge 0.90% Class B (b)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (b)
           Highest contract charge 0.90% Class B (b)
           All contract charges
    2002   Lowest contract charge 0.00% Class B (b)
           Highest contract charge 0.90% Class B (b)
           All contract charges
    2001   Lowest contract charge 0.00% Class B (b)
           Highest contract charge 0.90% Class B (b)
           All contract charges
EQ/Boston Advisors Equity Income
--------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u)
           All contract charges
EQ/Calvert Socially Responsible
--------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2004     $ 114.93              --                 --            --          14.19%
             $ 114.93              --                 --            --          14.19%
                   --              --           $      4            --             --
EQ/Bernstein Diversified Value (c)
-----------------------------------------------------------------------------------------
    2005     $ 170.89              --                 --            --           5.70%
             $ 126.02              --                 --            --           5.07%
                   --             125           $ 20,695          3.37%            --
    2004     $ 161.68              --                 --            --          13.73%
             $ 119.95              --                 --            --          13.04%
                   --              74           $ 11,738          2.14%            --
    2003     $ 142.16              --                 --            --          29.06%
             $ 106.11              --                 --            --          28.29%
                   --              28           $  3,921          1.15%            --
    2002     $ 110.15              --                 --            --         ( 0.72)%
             $  82.71              --                 --            --         (16.40)%
                   --               1           $     83          1.53%            --
EQ/Bernstein Diversified Value (c)
-----------------------------------------------------------------------------------------
    2005     $ 129.59              --                 --            --           5.43%
             $ 141.25              --                 --            --           4.49%
                   --           1,522           $214,562          3.37%            --
    2004     $ 122.91              --                 --            --          13.44%
             $ 135.18              --                 --            --          12.42%
                   --           1,425           $191,881          2.14%            --
    2003     $ 108.34              --                 --            --          28.73%
             $ 120.24              --                 --            --          27.58%
                   --           1,337           $159,330          1.15%            --
    2002     $  84.16              --                 --            --         (13.64)%
             $  94.25              --                 --            --         (14.41)%
                   --           1,168           $108,579          1.53%            --
    2001     $  97.45              --                 --            --         ( 0.92)%
             $ 110.12              --                 --            --         ( 2.09)%
                   --             763           $ 82,335          1.39%            --
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------
    2005     $ 113.89              --                 --            --           6.15%
             $ 113.89              --                 --            --           6.15%
                   --              11           $  1,282          2.59%            --
    2004     $ 107.29              --                 --            --           9.15%
             $ 107.29              --                 --            --           9.15%
                   --              --           $     50          2.06%            --
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------
    2005     $ 149.34              --                 --            --           9.00%
             $ 149.34              --                 --            --           9.00%
                   --              --                 --          5.85%            --
    2004     $ 137.01              --                 --            --           3.85%
             $ 137.01              --                 --            --           3.85%
                   --              --                 --            --             --
    2003     $ 131.93              --                 --            --          28.26%
             $ 131.93              --                 --            --          28.26%
                   --               2           $      2            --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

     EQ/Calvert Socially Responsible (Continued)
------------------------------------------------------
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
EQ/Calvert Socially Responsible
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2003   Lowest contract charge 0.60% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
    2002   Lowest contract charge 0.60% Class B (f)
           Highest contract charge 0.90% Class B (f)
           All contract charges
EQ/Capital Guardian Growth
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
EQ/Capital Guardian Growth
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.60% Class B (l)
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.60% Class B (l)
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Capital Guardian International
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2002     $ 102.86             --                 --             --          ( 4.27)%
             $ 102.86             --                 --             --          ( 4.27)%
                   --             --                 --             --              --
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------
    2005     $  94.93             --                 --             --            8.74%
             $  89.61             --                 --             --            7.76%
                   --              1             $  129           5.85%             --
    2004     $  87.31             --                 --             --            3.59%
             $  83.16             --                 --             --            2.66%
                   --             --             $   11             --              --
    2003     $  82.09             --                 --             --           27.19%
             $  81.01             --                 --             --           26.79%
                   --             --                 --             --              --
    2002     $  64.54             --                 --             --          (19.40)%
             $  63.89             --                 --             --          (19.56)%
                   --             --                 --             --              --
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------
    2005     $ 141.97             --                 --             --            5.37%
             $ 141.97             --                 --             --            5.37%
                   --             --             $   62           0.20%             --
    2004     $ 134.73             --                 --             --            5.80%
             $ 134.73             --                 --             --            5.80%
                   --             --             $   59           0.53%             --
    2003     $ 127.35             --                 --             --           24.27%
             $ 127.35             --                 --             --           24.27%
                   --             --             $   54           0.13%             --
    2002     $ 102.48             --                 --             --          ( 5.60)%
             $ 102.48             --                 --             --          ( 5.60)%
                   --             --                 --           0.13%             --
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------
    2005     $  77.49             --                 --             --            5.11%
             $  83.90             --                 --             --            4.16%
                   --             26             $2,195           0.20%             --
    2004     $  73.72             --                 --             --            5.53%
             $  80.54             --                 --             --            4.58%
                   --             23             $1,801           0.53%             --
    2003     $  68.73             --                 --             --           23.22%
             $  77.01             --                 --             --           22.85%
                   --             25             $1,886           0.13%             --
    2002     $  55.78             --                 --             --          (26.79)%
             $  62.69             --                 --             --          (27.01)%
                   --             22             $1,359           0.13%             --
    2001     $  76.19             --                 --             --          (24.91)%
             $  85.89             --                 --             --          (25.14)%
                   --             17             $1,333             --              --
EQ/Capital Guardian International
------------------------------------------------------------------------------------------
    2005     $ 189.87             --                 --             --           17.42%
             $ 145.75             --                 --             --           16.72%
                   --              3             $  399           1.83%             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

    EQ/Capital Guardian International (Continued)
------------------------------------------------------
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/Capital Guardian International
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Capital Guardian Research (m)
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/Capital Guardian Research (m)
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2004     $ 161.71             --                  --            --          13.90%
             $ 124.87             --                  --            --          13.22%
                   --              3             $   287          1.54%            --
    2003     $ 141.97             --                  --            --          32.95%
             $ 110.29             --                  --            --          32.15%
                   --              1             $   208          0.99%            --
    2002     $ 106.79             --                  --            --         ( 1.90)%
             $  83.46             --                  --            --         (15.60)%
                   --             --                  --          1.71%            --
EQ/Capital Guardian International
-----------------------------------------------------------------------------------------
    2005     $ 124.93             --                  --            --          17.12%
             $ 117.59             --                  --            --          16.07%
                   --             40             $ 4,756          1.83%            --
    2004     $ 106.66             --                  --            --          13.61%
             $ 101.31             --                  --            --          12.59%
                   --             31             $ 3,240          1.54%            --
    2003     $  91.17             --                  --            --          31.82%
             $  89.98             --                  --            --          31.43%
                   --             26             $ 2,330          0.99%            --
    2002     $  69.16             --                  --            --         (15.56)%
             $  68.46             --                  --            --         (15.81)%
                   --             19             $ 1,314          1.71%            --
    2001     $  81.90             --                  --            --         (21.36)%
             $  81.32             --                  --            --         (21.60)%
                   --              9             $   737          1.87%            --
EQ/Capital Guardian Research (m)
-----------------------------------------------------------------------------------------
    2005     $ 169.42             --                  --            --           6.32%
             $ 114.15             --                  --            --           5.69%
                   --              5             $   549          0.56%            --
    2004     $ 159.34             --                  --            --          11.18%
             $ 108.01             --                  --            --          10.52%
                   --              3             $   305          0.64%            --
    2003     $ 143.32             --                  --            --          31.55%
             $  97.73             --                  --            --          30.78%
                   --              1             $   111          0.37%            --
    2002     $ 108.94             --                  --            --         ( 2.26)%
             $  74.73             --                  --          0.37%        (22.93)%
                   --             --                  --            --             --
EQ/Capital Guardian Research (m)
-----------------------------------------------------------------------------------------
    2005     $ 130.63             --                  --            --           6.06%
             $ 123.36             --                  --            --           5.10%
                   --            667             $84,346          0.56%            --
    2004     $ 123.17             --                  --            --          10.90%
             $ 117.36             --                  --            --           9.91%
                   --            685             $82,149          0.64%            --
    2003     $ 111.06             --                  --            --          31.49%
             $ 106.79             --                  --            --          30.31%
                   --            696             $75,658          0.37%            --
    2002     $  84.46             --                  --            --         (24.66)%
             $  81.95             --                  --            --         (25.34)%
                   --            633             $52,561          0.37%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

     EQ/Capital Guardian Research (m) (Continued)
------------------------------------------------------
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Capital Guardian U.S. Equity (i)
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/Capital Guardian U.S. Equity (i)
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
           All contract charges
EQ/Equity 500 Index
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2004   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2003   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2002   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2001     $ 112.11              --                 --     --                 ( 2.02)%
             $ 109.77              --                 --     --                 ( 2.90)%
                   --              73           $  8,107   0.26%                    --
EQ/Capital Guardian U.S. Equity (i)
------------------------------------------------------------------------------------------
    2005     $ 177.90              --                 --     --                   6.23%
             $ 118.70              --                 --     --                   5.59%
                   --              43           $  7,094   5.89%                    --
    2004     $ 167.47              --                 --     --                   9.60%
             $ 112.42              --                 --     --                   8.94%
                   --              25           $  4,035   0.51%                    --
    2003     $ 152.80              --                 --     --                  36.72%
             $ 103.19              --                 --     --                  35.91%
                   --               9           $  1,254   0.25%                    --
    2002     $ 111.76              --                 --     --                 ( 1.73)%
             $  75.92              --                 --     --                 (22.22)%
                   --              --                 --   0.54%                    --
EQ/Capital Guardian U.S. Equity (i)
------------------------------------------------------------------------------------------
    2005     $ 126.78              --                 --     --                   5.96%
             $ 119.73              --                 --     --                   5.01%
                   --             512           $ 62,611   5.89%                    --
    2004     $ 119.65              --                 --     --                   9.33%
             $ 114.01              --                 --     --                   8.34%
                   --             500           $ 58,176   0.51%                    --
    2003     $ 109.44              --                 --     --                  36.39%
             $ 105.23              --                 --     --                  35.16%
                   --             451           $ 48,198   0.25%                    --
    2002     $  80.24              --                 --     --                 (23.67)%
             $  77.86              --                 --     --                 (24.36)%
                   --             309           $ 24,342   0.54%                    --
    2001     $ 105.12              --                 --     --                 ( 2.01)%
             $ 102.92              --                 --     --                 ( 2.90)%
                   --              88           $  9,137   0.48%                    --
EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------
    2005     $ 104.91              --                 --     --                   4.91%
             $ 104.91              --                 --     --                   4.91%
                   --               0           $      7   9.30%                    --
EQ/Equity 500 Index
------------------------------------------------------------------------------------------
    2005     $ 313.55              --                 --     --                   4.66%
             $ 284.70              --                 --     --                   3.72%
                   --           2,049           $608,947   3.36%                    --
    2004     $ 299.58              --                 --     --                  10.51%
             $ 274.48              --                 --     --                   9.51%
                   --           2,172           $619,922   1.66%                    --
    2003     $ 271.10              --                 --     --                  28.14%
             $ 250.64              --                 --     --                  26.99%
                   --           2,240           $581,816   1.31%                    --
    2002     $ 211.57              --                 --     --                 (22.19)%
             $ 197.37              --                 --     --                 (22.89)%
                   --           2,206           $448,827   1.17 %                   --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

           EQ/Equity 500 Index (Continued)
------------------------------------------------------
    2001   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
EQ/Equity 500 Index
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Evergreen International Bond
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (x)
           Highest contract charge 0.00% Class B (x)
           All contract charges
EQ/Evergreen Omega
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
EQ/Evergreen Omega
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges

                                      Years Ended December 31,
           -------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment         Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
           ------------ --------------------- ------------ ---------------- --------------
    2001     $ 271.91              --                 --     --                  (11.94)%
             $ 255.97              --                 --     --                  (12.74)%
                   --           2,153           $565,538   1.04 %                    --
EQ/Equity 500 Index
-------------------------------------------------------------------------------------------
    2005     $  96.35              --                 --     --                    4.40%
             $ 107.63              --                 --     --                    3.47%
                   --           1,095           $104,727   3.36%                     --
    2004     $  92.28              --                 --     --                   10.23%
             $ 104.03              --                 --     --                    9.24%
                   --           1,115           $102,792   1.66%                     --
    2003     $  84.13              --                 --     --                   27.05%
             $  95.23              --                 --     --                   26.67%
                   --           1,053           $ 88,633   1.31%                     --
    2002     $  66.22              --                 --     --                  (22.86)%
             $  75.18              --                 --     --                  (23.09)%
                   --             869           $ 57,545   1.17%                     --
    2001     $  85.84              --                 --     --                  (12.69)%
             $  97.75              --                 --     --                  (12.95)%
                   --             575           $ 49,358   1.04%                     --
EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------
    2005     $  97.81              --                 --     --                  ( 2.19)%
             $  97.81              --                 --     --                  ( 2.19)%
                   --              --           $     12     --                      --
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------
    2005     $ 157.88              --                 --     --                    4.22%
             $ 157.88              --                 --     --                    4.22%
                   --               1           $    108   3.06%                     --
    2004     $ 151.49              --                 --     --                    7.31%
             $ 151.49              --                 --     --                    7.31%
                   --              --           $     15   0.31%                     --
    2003     $ 141.17              --                 --     --                   38.50%
             $ 141.17              --                 --     --                   38.50%
                   --              --                 --     --                      --
    2002     $ 101.93              --                 --     --                  ( 5.46)%
             $ 101.93              --                 --     --                  ( 5.46)%
                   --              --                 --     --                      --
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------
    2005     $  91.70              --                 --     --                    3.96%
             $  83.85              --                 --     --                  ( 0.24)%
                   --             110           $  9,551   3.06%                     --
    2004     $  88.21              --                 --     --                    7.04%
             $  84.05              --                 --     --                    6.08%
                   --             117           $  9,923   0.31%                     --
    2003     $  82.41              --                 --     --                   38.20%
             $  79.24              --                 --     --                   36.97%
                   --              90           $  7,099     --                      --
    2002     $  59.63              --                 --     --                  (24.01)%
             $  57.85              --                 --     --                  (24.70)%
                   --              33           $  1,884     --                      --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

            EQ/Evergreen Omega (Continued)
------------------------------------------------------
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/FI Mid Cap
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/FI Mid Cap
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/FI Mid Cap Value
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/FI Mid Cap Value
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges

                                      Years Ended December 31,
           -------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment         Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
           ------------ --------------------- ------------ ---------------- --------------
    2001    $  78.47               --                 --            --           (17.01)%
            $  76.83               --                 --            --           (17.76)%
                  --               16           $  1,214          0.01%              --
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------
    2005    $ 193.78               --                 --            --             6.63%
            $ 141.98               --                 --            --             5.99%
                  --               71           $ 13,402         14.01%              --
    2004    $ 181.73               --                 --            --            16.32%
            $ 133.95               --                 --            --            15.62%
                  --               44           $  7,793          6.76%              --
    2003    $ 156.23               --                 --            --            43.98%
            $ 115.85               --                 --            --            43.11%
                  --               18           $  2,718            --               --
    2002    $ 108.51               --                 --            --           ( 0.62)%
            $  80.95               --                 --            --           (18.25)%
                  --               --                 --          0.02%              --
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------
    2005    $ 125.66               --                 --            --             6.37%
            $ 119.75               --                 --            --             5.41%
                  --              794           $ 96,918         14.01%              --
    2004    $ 118.14               --                 --            --            16.03%
            $ 113.60               --                 --            --            14.98%
                  --              761           $ 87,965          6.76%              --
    2003    $ 101.82               --                 --            --            43.61%
            $  98.80               --                 --            --            42.32%
                  --              667           $ 66,774            --               --
    2002    $  70.90               --                 --            --           (18.47)%
            $  69.42               --                 --            --           (19.20)%
                  --              427           $ 29,884          0.02%              --
    2001    $  86.96               --                 --            --           (13.41)%
            $  85.92               --                 --            --           (14.19)%
                  --              174           $ 15,015          0.24%              --
EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------
    2005    $ 188.70               --                 --            --            11.60%
            $ 139.52               --                 --            --            10.93%
                  --               90           $ 16,524         11.42%              --
    2004    $ 169.09               --                 --            --            18.14%
            $ 125.77               --                 --            --            17.43%
                  --               50           $  8,171          9.30%              --
    2003    $ 143.12               --                 --            --            33.60%
            $ 107.10               --                 --            --            32.80%
                  --               23           $  3,150          0.32%              --
    2002    $ 107.13               --                 --            --           ( 0.82)%
            $  80.65               --                 --            --           (22.04)%
                  --                1           $    107          0.65%              --
EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------
    2005    $ 177.95               --                 --            --            11.32%
            $ 164.54               --                 --            --            10.32%
                  --            1,444           $244,882         11.42%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

           EQ/FI Mid Cap Value (Continued)
------------------------------------------------------
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
           All contract charges
EQ/GAMCO Small Company Value
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u)
           All contract charges
EQ/International Growth
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
EQ/Janus Large Cap Growth
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/Janus Large Cap Growth
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2004     $ 159.85              --                 --            --           17.85%
             $ 149.15              --                 --            --           16.79%
                   --           1,372           $210,017          9.30%             --
    2003     $ 135.65              --                 --            --           33.26%
             $ 127.71              --                 --            --           32.06%
                   --           1,316           $171,897          0.32%             --
    2002     $ 101.79              --                 --            --          (14.71)%
             $  96.70              --                 --            --          (15.47)%
                   --           1,201           $118,413          0.65%             --
    2001     $ 119.34              --                 --            --            4.00%
             $ 114.40              --                 --            --            3.06%
                   --             692           $ 78,729          0.71%             --
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------
    2005     $ 105.99              --                 --            --            5.99%
             $ 105.99              --                 --            --            5.99%
                   --               0           $      3          7.78%             --
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------
    2005     $ 118.47              --                 --            --            4.32%
             $ 118.47              --                 --            --            4.32%
                   --              15           $  1,759         12.79%             --
    2004     $ 113.57              --                 --            --           13.62%
             $ 113.57              --                 --            --           13.62%
                   --               1           $    138          9.13%             --
EQ/International Growth
------------------------------------------------------------------------------------------
    2005     $ 116.03              --                 --            --           16.03%
             $ 116.03              --                 --            --           16.03%
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------
    2005     $ 158.61              --                 --            --            7.55%
             $ 106.87              --                 --            --            6.91%
                   --               4           $    495            --              --
    2004     $ 147.47              --                 --            --           12.43%
             $  99.96              --                 --            --           11.75%
                   --               1           $     81          0.25%             --
    2003     $ 131.17              --                 --            --           26.17%
             $  89.45              --                 --            --           25.42%
                   --              --                 --            --              --
    2002     $ 103.96              --                 --            --          ( 5.93)%
             $  44.64              --                 --            --          (24.00)%
                   --              --                 --            --              --
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------
    2005     $  68.55              --                 --            --            7.29%
             $  65.32              --                 --            --            6.32%
                   --             411           $ 27,379            --              --
    2004     $  63.89              --                 --            --           12.15%
             $  61.44              --                 --            --           11.14%
                   --             383           $ 23,929          0.25%             --
    2003     $  56.97              --                 --            --           25.85%
             $  55.28              --                 --            --           24.73%
                   --             383           $ 21,531            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

        EQ/Janus Large Cap Growth (Continued)
------------------------------------------------------
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/JPMorgan Core Bond
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/JPMorgan Core Bond
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/JPMorgan Value Opportunities
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges

                                      Years Ended December 31,
           -------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment         Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
           ------------ --------------------- ------------ ---------------- --------------
    2002    $  45.27              --                  --            --           (30.31)%
            $  44.32              --                  --            --           (30.94)%
                  --             353             $15,788            --               --
    2001    $  64.96              --                  --            --           (22.96)%
            $  64.18              --                  --            --           (23.66)%
                  --             211             $13,611          0.01%              --
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------
    2005    $ 113.28              --                  --            --             2.47%
            $ 118.54              --                  --            --             1.86%
                  --              99             $11,243          4.69%              --
    2004    $ 110.55              --                  --            --             4.36%
            $ 116.38              --                  --            --             3.73%
                  --              50             $ 5,596          5.04%              --
    2003    $ 105.93              --                  --            --             3.60%
            $ 112.19              --                  --            --             2.98%
                  --              19             $ 2,008          3.36%              --
    2002    $ 102.25              --                  --            --             2.18%
            $ 108.95              --                  --            --             7.30%
                  --              --                  --          6.36%              --
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------
    2005    $ 119.44              --                  --            --             2.22%
            $ 139.79              --                  --            --             1.30%
                  --             162             $22,802          4.69%              --
    2004    $ 116.85              --                  --            --             4.10%
            $ 138.00              --                  --            --             3.16%
                  --              80             $11,132          5.04%              --
    2003    $ 133.66              --                  --            --             2.75%
            $ 133.77              --                  --            --             2.44%
                  --              76             $10,330          3.36%              --
    2002    $ 130.09              --                  --            --             8.92%
            $ 130.58              --                  --            --             8.59%
                  --              91             $11,964          6.36%              --
    2001    $ 119.43              --                  --            --             7.29%
            $ 120.52              --                  --            --             6.97%
                  --              39             $ 4,706          6.57%              --
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------
    2005    $ 160.51              --                  --            --             4.18%
            $ 160.51              --                  --            --             4.18%
                  --               1             $   214          1.55%              --
    2004    $ 154.06              --                  --            --            11.16%
            $ 154.06              --                  --            --            11.16%
                  --              --             $    53          1.28%              --
    2003    $ 138.60              --                  --            --            27.13%
            $ 138.60              --                  --            --            27.13%
                  --              --                  --          1.21%              --
    2002    $ 109.02              --                  --            --           ( 1.66)%
            $ 109.02              --                  --            --           ( 1.66)%
                  --              --                  --          1.45%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

           EQ/JPMorgan Value Opportunities
------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Lazard Small Cap Value
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (l)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (l)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (l)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
EQ/Lazard Small Cap Value
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Legg Mason Value Equity
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (x)
           Highest contract charge 0.00% Class B (x)
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2005     $ 152.22             --                  --            --            3.92%
             $ 140.75             --                  --            --            2.99%
                   --            236             $33,648          1.55%             --
    2004     $ 146.48             --                  --            --           10.88%
             $ 136.67             --                  --            --            9.88%
                   --            249             $34,012          1.28%             --
    2003     $ 132.10             --                  --            --           26.81%
             $ 124.37             --                  --            --           25.67%
                   --            267             $33,648          1.21%             --
    2002     $ 104.17             --                  --            --          (19.06)%
             $  98.97             --                  --            --          (19.78)%
                   --            266             $26,258          1.45%             --
    2001     $ 128.70             --                  --            --          ( 6.81)%
             $ 123.38             --                  --            --          ( 7.65)%
                   --            235             $28,929          1.02%             --
EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------
    2005     $ 185.93             --                  --            --            4.95%
             $ 183.45             --                  --            --            4.32%
                   --             49             $ 8,881         10.84%             --
    2004     $ 177.17             --                  --            --           17.40%
             $ 175.86             --                  --            --           16.70%
                   --             28             $ 4,964         16.41%             --
    2003     $ 150.91             --                  --            --           37.74%
             $ 150.69             --                  --            --           37.54%
                   --              9             $ 1,357          0.95%             --
    2002     $ 109.56             --                  --            --          ( 1.84)%
             $ 109.56             --                  --            --              --
                   --             --                  --          0.76%             --
EQ/Lazard Small Cap Value
------------------------------------------------------------------------------------------
    2005     $ 198.05             --                  --            --            3.91%
             $ 186.56             --                  --            --            3.75%
                   --            120             $23,048         10.84%             --
    2004     $ 190.60             --                  --            --           17.11%
             $ 179.82             --                  --            --           16.05%
                   --             66             $11,982         16.41%             --
    2003     $ 162.76             --                  --            --           37.38%
             $ 154.95             --                  --            --           36.15%
                   --             21             $ 3,288          0.95%             --
    2002     $ 115.35             --                  --            --          (14.37)%
             $ 113.81             --                  --            --          (14.63)%
                   --             21             $ 2,395          0.76%             --
    2001     $ 134.71             --                  --            --           17.04%
             $ 133.32             --                  --            --           16.68%
                   --             17             $ 2,269          7.28%             --
EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------
    2005     $ 106.74             --                  --            --            6.74%
             $ 106.74             --                  --            --            6.74%
                   --             --             $    16            --              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

                  EQ/Long Term Bond
------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
           All contract charges
EQ/Lord Abbett Growth and Income
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
           All contract charges
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
           All contract charges
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
           All contract charges
EQ/Marsico Focus
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (r)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (r)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
EQ/Marsico Focus
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (a)
           Highest contract charge 0.90% Class B (a)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (a)
           Highest contract charge 0.90% Class B (a)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (a)
           Highest contract charge 0.90% Class B (a)
           All contract charges
    2002   Lowest contract charge 0.00% Class B (a)
           Highest contract charge 0.90% Class B (a)
           All contract charges
    2001   Lowest contract charge 0.00% Class B (a)
           Highest contract charge 0.90% Class B (a)
           All contract charges
EQ/Mercury Basic Value Equity
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (r)
           All contract charges

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2005     $ 100.89             --                  --            --           0.89%
             $ 100.89             --                  --            --           0.89%
                   --             --            $      7            --             --
EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------
    2005     $ 106.94             --                  --            --           6.94%
             $ 106.94             --                  --            --           6.94%
                   --             --            $      8            --             --
EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------
    2005     $ 106.57             --                  --            --           6.57%
             $ 106.57             --                  --            --           6.57%
                   --             --            $      1            --             --
EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------
    2005     $ 112.49             --                  --            --          12.49%
             $ 112.49             --                  --            --          12.49%
                   --             --            $     21            --             --
EQ/Marsico Focus
-----------------------------------------------------------------------------------------
    2005     $ 156.54             --                  --            --          10.98%
             $ 154.45             --                  --            --          10.31%
                   --            112            $ 17,408          2.73%            --
    2004     $ 141.05                                                           10.79%
             $ 140.01                                                           10.12%
                   --             67            $  9,512            --             --
    2003     $ 127.32             --                  --            --          31.43%
             $ 127.14             --                  --            --          31.25%
                   --             28            $  3,544            --             --
    2002     $  96.87             --                  --            --         ( 6.15)%
             $  96.87             --                  --            --             --
                   --             --                  --          0.04%            --
EQ/Marsico Focus
-----------------------------------------------------------------------------------------
    2005     $ 150.75             --                  --            --          10.70%
             $ 145.08             --                  --            --           9.71%
                   --            684            $100,695          2.73%            --
    2004     $ 136.17             --                  --            --          10.51%
             $ 132.24             --                  --            --           9.52%
                   --            594            $ 79,394            --             --
    2003     $ 123.22             --                  --            --          31.13%
             $ 120.75             --                  --            --          29.95%
                   --            540            $ 65,568            --             --
    2002     $  93.97             --                  --            --         (11.56)%
             $  92.92             --                  --            --         (12.35)%
                   --            230            $ 21,469          0.04%            --
    2001     $ 106.25             --                  --            --           6.25%
             $ 106.01             --                  --            --           6.01%
                   --              7            $    743            --             --
EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------
    2005     $ 170.69             --                  --            --           3.21%
             $ 168.41             --                  --            --           2.59%
                   --            125            $ 11,074          5.55%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

      EQ/Mercury Basic Value Equity (Continued)
------------------------------------------------------
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (r)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
EQ/Mercury Basic Value Equity
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Mercury International Value (h)
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/Mercury International Value (h)
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2004     $ 165.39             --                  --            --          10.85%
             $ 164.16             --                  --            --          10.18%
                   --             39            $  6,328          5.21%            --
    2003     $ 149.21             --                  --            --          31.54%
             $ 148.99             --                  --            --          31.35%
                   --             14            $  2,125          0.45%            --
    2002     $ 113.43             --                  --            --         ( 1.08)%
             $ 113.43             --                  --            --             --
                   --             --                  --          1.20%            --
EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------
    2005     $ 228.07             --                  --            --           2.95%
             $ 210.89             --                  --            --           2.03%
                   --            827            $176,643          5.55%            --
    2004     $ 221.53             --                  --            --          10.57%
             $ 206.70             --                  --            --           9.57%
                   --            884            $184,573          5.21%            --
    2003     $ 200.36             --                  --            --          31.19%
             $ 188.64             --                  --            --          30.02%
                   --            845            $160,643          0.45%            --
    2002     $ 152.72             --                  --            --         (16.66)%
             $ 145.09             --                  --            --         (17.41)%
                   --            775            $113,095          1.20%            --
    2001     $ 183.25             --                  --            --           5.53%
             $ 175.68             --                  --            --           4.58%
                   --            552            $ 97,486          3.87%            --
EQ/Mercury International Value (h)
-----------------------------------------------------------------------------------------
    2005     $ 183.79             --                  --            --          11.12%
             $ 139.41             --                  --            --          10.45%
                   --             69            $ 12,366          1.80%            --
    2004     $ 165.41             --                  --            --          21.95%
             $ 126.22             --                  --            --          21.22%
                   --             34            $  5,468          1.67%            --
    2003     $ 135.63             --                  --            --          28.37%
             $ 104.12             --                  --            --          27.60%
                   --             15            $  2,057          2.00%            --
    2002     $ 105.66             --                  --            --         ( 1.56)%
             $  81.60             --                  --            --         (17.98)%
                   --             --                  --          1.34%            --
EQ/Mercury International Value (h)
-----------------------------------------------------------------------------------------
    2005     $ 136.43             --                  --            --          10.84%
             $ 141.37             --                  --            --           9.84%
                   --            957            $136,185          1.80%            --
    2004     $ 123.09             --                  --            --          21.64%
             $ 128.70             --                  --            --          20.55%
                   --            846            $109,326          1.67%            --
    2003     $ 101.19             --                  --            --          28.04%
             $ 106.76             --                  --            --          26.89%
                   --            780            $ 83,414          2.00%            --
    2002     $  79.03             --                  --            --         (17.87)%
             $  84.14             --                  --            --         (17.39)%
                   --            714            $ 59,941          1.34%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

    EQ/Mercury International Value (h) (Continued)
------------------------------------------------------
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/MFS Emerging Growth Companies
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/MFS Emerging Growth Companies
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/MFS Investors Trust
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/MFS Investors Trust
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges

                                      Years Ended December 31,
           -------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment         Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
           ------------ --------------------- ------------ ---------------- --------------
    2001     $ 100.79              --                 --            --           (22.00)%
             $ 101.85              --                 --            --           (22.23)%
                   --               6           $    605          0.96%              --
EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------
    2005     $ 164.74              --                 --            --             9.36%
             $ 108.73              --                 --            --             8.71%
                   --              21           $  3,303            --               --
    2004     $ 150.63              --                 --            --            12.90%
             $ 100.02              --                 --            --            12.23%
                   --              13           $  1,988            --               --
    2003     $ 133.42              --                 --            --            29.63%
             $  89.12              --                 --            --            28.86%
                   --               6           $    785            --               --
    2002     $ 102.92              --                 --            --           ( 4.69)%
             $  69.16              --                 --            --           (27.95)%
                   --              --                 --            --               --
EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------
    2005     $ 159.66              --                 --            --             9.03%
             $ 147.63              --                 --            --             8.05%
                   --           1,128           $167,214            --               --
    2004     $ 146.44              --                 --            --            12.62%
             $ 136.63              --                 --            --            11.61%
                   --           1,240           $169,470            --               --
    2003     $ 130.03              --                 --            --            29.30%
             $ 122.42              --                 --            --            28.15%
                   --           1,358           $165,227            --               --
    2002     $ 100.56              --                 --            --           (34.32)%
             $  95.53              --                 --            --           (34.92)%
                   --           1,308           $127,324            --               --
    2001     $ 153.10              --                 --            --           (34.05)%
             $ 146.78              --                 --            --           (34.65)%
                   --           1,480           $216,125          0.02%              --
EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------
    2005     $ 151.87              --                 --            --             7.46%
             $ 113.10              --                 --            --             6.82%
                   --               1           $     75          0.53%              --
    2004     $ 141.33              --                 --            --            11.68%
             $ 105.89              --                 --            --            11.01%
                   --              --           $      8          0.57%              --
    2003     $ 126.55              --                 --            --            22.33%
             $  95.39              --                 --            --            21.59%
                   --              --                 --          0.54%              --
    2002     $ 103.45              --                 --            --           ( 4.00)%
             $  78.45              --                 --            --           ( 4.00)%
                   --              --                 --          0.73%              --
EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------
    2005     $  99.41              --                 --            --             7.19%
             $  93.68              --                 --            --             6.23%
                   --             120           $ 11,578          0.53%              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

          EQ/MFS Investors Trust (Continued)
------------------------------------------------------
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Money Market
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A (v)
           Highest contract charge 0.90% Class A
           All contract charges
    2004   Lowest contract charge 0.00% Class A (v)
           Highest contract charge 0.90% Class A
           All contract charges
    2003   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2002   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
    2001   Lowest contract charge 0.00% Class A
           Highest contract charge 0.90% Class A
           All contract charges
EQ/Money Market
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Montag & Caldwell
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u)
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2004    $  92.74               --                 --            --         11.40%
            $  88.18               --                 --            --         10.40%
                  --              121           $ 10,876          0.57%           --
    2003    $  83.25               --                 --            --         22.03%
            $  79.88               --                 --            --         20.93%
                  --              126           $ 10,256          0.54%           --
    2002    $  68.22               --                 --            --       (21.01)%
            $  66.05               --                 --            --       (21.71)%
                  --               94           $  6,281          0.73%          --
    2001    $  86.36               --                 --            --       (15.98)%
            $  84.37               --                 --            --       (16.74)%
                  --               48           $  4,088          0.54%          --
EQ/Money Market
------------------------------------------------------------------------------------------
    2005    $ 152.31               --                 --            --         2.88%
            $ 146.23               --                 --            --         1.96%
                  --            1,265           $242,248          2.82%          --
    2004    $ 148.04               --                 --            --         1.03%
            $ 143.42               --                 --            --         0.12%
                  --            1,338           $249,556          0.94%          --
    2003    $ 146.53               --                 --            --      0.82 %
            $ 143.25               --                 --            --       ( 0.08)%
                  --            1,619           $304,460          0.88%          --
    2002    $ 145.34               --                 --            --         1.49%
            $ 143.37               --                 --            --         0.58%
                  --            1,949           $364,995          1.36%          --
    2001    $ 143.20               --                 --            --         3.85%
            $ 142.55               --                 --            --         2.92%
                  --            1,988           $379,992          3.41%          --
EQ/Money Market
------------------------------------------------------------------------------------------
    2005    $ 152.31               --                 --            --         2.88%
            $ 115.65               --                 --            --         1.70%
                  --              484           $ 56,793          2.82%          --
    2004    $ 148.04               --                 --            --         1.03%
            $ 113.71               --                 --            --       ( 0.13)%
                  --              595           $ 69,122          0.94%          --
    2003    $ 146.53               --                 --            --         0.82%
            $ 113.86               --                 --            --       ( 0.34)%
                  --              706           $ 81,841          0.88%          --
    2002    $ 115.79               --                 --            --         0.63%
            $ 114.25               --                 --            --         0.32%
                  --              919           $106,411          1.36%          --
    2001    $ 115.07               --                 --            --         2.94%
            $ 113.88               --                 --            --         2.63%
                  --              778           $ 89,524          3.41%          --
EQ/Montag & Caldwell
------------------------------------------------------------------------------------------
    2005    $ 110.64               --                 --            --         5.40%
            $ 110.64               --                 --            --         5.40%
                  --                2           $    179          0.46%          --
    2004    $ 104.97               --                 --            --         8.03%
            $ 104.97               --                 --            --         8.03%
                  --               --           $      3          0.29%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

                 EQ/PIMCO Real Return
------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
           All contract charges
EQ/Short Duration Bond
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
           All contract charges
EQ/Small Company Index
-------------------------------------------------------
           Unit Value 0.00% to 0.60%*
    2005   Lowest contract charge 0.00% Class A (r)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (r)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (r)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.60% Class A (l)
           Highest contract charge 0.60% Class A (p)
           All contract charges
EQ/Small Company Index
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B (v)
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.60% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/TCW Equity
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u)
           All contract charges
EQ/UBS Growth and Income
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u)
           All contract charges

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2005     $ 100.24             --                  --            --           0.24%
             $ 100.24             --                  --            --           0.24%
                   --             --             $    19          4.31%            --
EQ/Short Duration Bond
-----------------------------------------------------------------------------------------
    2005     $ 100.69             --                  --            --           0.69%
             $ 100.69             --                  --            --           0.69%
                   --             --             $     3            --             --
EQ/Small Company Index
-----------------------------------------------------------------------------------------
    2005     $ 200.89             --                  --            --           4.52%
             $ 174.84             --                  --            --           3.89%
                   --            142             $24,510          6.45%            --
    2004     $ 192.20             --                  --            --          17.98%
             $ 168.29             --                  --            --          17.28%
                   --            114             $19,205          5.08%            --
    2003     $ 162.91             --                  --            --          46.22%
             $ 143.50             --                  --            --          36.87%
                   --             51             $ 7,341          0.36%            --
    2002     $ 111.41             --                  --            --         ( 0.43)%
             $  76.53             --                  --            --         (25.07)%
                   --             --                  --          0.68%            --
EQ/Small Company Index
-----------------------------------------------------------------------------------------
    2005     $ 148.03             --                  --            --           4.25%
             $ 152.98             --                  --            --           3.32%
                   --             54             $ 7,521          6.45%            --
    2004     $ 141.99             --                  --            --          17.67%
             $ 148.06             --                  --            --          16.61%
                   --             42             $ 6,602          5.08%            --
    2003     $ 129.07             --                  --            --          44.99%
             $ 126.96             --                  --            --          44.55%
                   --             24             $ 3,263          0.36%            --
    2002     $  89.02             --                  --            --         (21.39)%
             $  87.83             --                  --            --         (21.63)%
                   --              6             $   533          0.68%            --
    2001     $ 113.24             --                  --            --           1.44%
             $ 112.07             --                  --            --           1.13%
                   --              5             $   566          1.15%            --
EQ/TCW Equity
-----------------------------------------------------------------------------------------
    2005     $ 116.00             --                  --            --           3.99%
             $ 116.00             --                  --            --           3.99%
                   --              3             $   335            --             --
    2004     $ 111.55             --                  --            --          12.42%
             $ 111.55             --                  --            --          12.42%
                   --             --             $     9            --             --
EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------
    2005     $ 119.43             --                  --            --           9.00%
             $ 119.43             --                  --            --           9.00%
                   --              5             $   545          1.23%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

         EQ/UBS Growth and Income (Continued)
------------------------------------------------------
    2004   Lowest contract charge 0.00% Class B (u)
           Highest contract charge 0.00% Class B (u)
           All contract charges
EQ/Van Kampen Comstock
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
           All contract charges
EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2004   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2003   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2002   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
    2001   Lowest contract charge 0.00% Class B
           Highest contract charge 0.90% Class B
           All contract charges
EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
           All contract charges
EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (w)
           Highest contract charge 0.00% Class B (w)
           All contract charges
Fidelity VIP Asset Manager: Growth
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2004     $ 109.56              --                 --            --          11.78%
             $ 109.56              --                 --            --          11.78%
                   --              --           $      6          1.75%            --
EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------
    2005     $ 105.23              --                 --            --           5.23%
             $ 105.23              --                 --            --           5.23%
                   --              --           $ 17,122          3.79%            --
EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------
    2005     $ 287.26              --                 --            --          33.11%
             $ 287.26              --                 --            --          33.11%
                   --              46           $ 12,583          4.76%            --
    2004     $ 215.81              --                 --            --          23.93%
             $ 215.81              --                 --            --          23.93%
                   --              21           $  4,490          0.71%            --
    2003     $ 174.14              --                 --            --          56.30%
             $ 174.14              --                 --            --          56.30%
                   --               5           $    912          0.60%            --
    2002     $ 111.41              --                 --            --           0.40%
             $ 111.41              --                 --            --           0.40%
                   --              --                 --            --             --
EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------
    2005     $ 156.20              --                 --            --          32.78%
             $ 144.82              --                 --            --          31.59%
                   --           1,141           $172,874          4.76%            --
    2004     $ 117.64              --                 --            --          23.68%
             $ 110.06              --                 --            --          22.57%
                   --             879           $100,718          0.71%            --
    2003     $  95.11              --                 --            --          55.92%
             $  89.79              --                 --            --          54.52%
                   --             756           $ 70,156          0.60%            --
    2002     $  61.00              --                 --            --          (5.91)%
             $  58.11              --                 --            --          (6.76)%
                   --             684           $ 40,948            --             --
    2001     $  64.83              --                 --            --          (5.15)%
             $  62.32              --                 --            --          (6.01)%
                   --             574           $ 36,716            --             --
EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------
    2005     $ 124.85              --                 --            --          24.85%
             $ 124.85              --                 --            --          24.85%
                   --              --           $      7            --             --
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------
    2005     $ 120.11              --                 --            --          20.11%
             $ 120.11              --                 --            --          20.11%
                   --              --                 --         24.84%            --
Fidelity VIP Asset Manager: Growth
-----------------------------------------------------------------------------------------
    2005     $ 130.10              --                 --            --           3.56%
             $ 130.10              --                 --            --           3.56%
                   --              18           $  2,324          1.82%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

    Fidelity VIP Asset Manager: Growth (Continued)
------------------------------------------------------
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
Fidelity VIP Contrafund
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
Fidelity VIP Equity-Income
-------------------------------------------------------
           Unit Value 0.00%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
Fidelity VIP Growth & Income
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
Fidelity VIP High Income
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
Fidelity VIP Investment Grade Bond
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges

                                    Years Ended December 31,
           ---------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment       Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**   Return***
           ------------ --------------------- ------------ ---------------- ----------
    2004     $ 125.62             --                  --            --          5.63%
             $ 125.62             --                  --            --          5.63%
                   --             11             $ 1,376          1.89%           --
    2003     $ 118.93             --                  --            --         18.93%
             $ 118.93             --                  --            --         18.93%
                   --             10             $ 1,163            --            --
Fidelity VIP Contrafund
---------------------------------------------------------------------------------------
    2005     $ 170.65             --                  --            --         16.65%
             $ 170.65             --                  --            --         16.65%
                   --            173             $29,536          0.08%           --
    2004     $ 146.29             --                  --            --         15.16%
             $ 146.29             --                  --            --         15.16%
                   --             59             $ 8,579          0.12%           --
    2003     $ 127.04             --                  --            --         27.04%
             $ 127.04             --                  --            --         27.04%
                   --             23             $ 2,906            --            --
Fidelity VIP Equity-Income
---------------------------------------------------------------------------------------
    2005     $ 152.67             --                  --            --          5.57%
             $ 152.67             --                  --            --          5.57%
                   --             39             $ 5,955          5.31%           --
    2004     $ 144.62             --                  --            --         11.23%
             $ 144.62             --                  --            --         11.23%
                   --             34             $ 4,942          1.39%           --
    2003     $ 130.01             --                  --            --         30.01%
             $ 130.01             --                  --            --         30.01%
                   --             20             $ 2,550            --            --
Fidelity VIP Growth & Income
---------------------------------------------------------------------------------------
    2005     $ 133.17             --                  --            --          7.40%
             $ 133.17             --                  --            --          7.40%
                   --             21             $ 2,761          1.21%           --
    2004     $ 123.99             --                  --            --          5.52%
             $ 123.99             --                  --            --          5.52%
                   --             17             $ 2,064          0.67%           --
    2003     $ 117.50             --                  --            --         17.50%
             $ 117.50             --                  --            --         17.50%
                   --             14             $ 1,689            --            --
Fidelity VIP High Income
---------------------------------------------------------------------------------------
    2005     $ 127.93             --                  --            --          2.31%
             $ 127.93             --                  --            --          2.31%
                   --             25             $ 3,225         14.56%           --
    2004     $ 125.04             --                  --            --          9.38%
             $ 125.04             --                  --            --          9.38%
                   --             24             $ 2,950          7.19%           --
    2003     $ 114.31             --                  --            --         14.31%
             $ 114.31             --                  --            --         14.31%
                   --             22             $ 2,470            --            --
Fidelity VIP Investment Grade Bond
---------------------------------------------------------------------------------------
    2005     $ 108.74             --                  --            --          1.89%
             $ 108.74             --                  --            --          1.89%
                   --             56             $ 6,087          4.79%           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

    Fidelity VIP Investment Grade Bond (Continued)
------------------------------------------------------
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
Fidelity VIP Mid Cap
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
Fidelity VIP Value
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
Fidelity VIP Value Strategies
-------------------------------------------------------
           Unit Value 0.00% to 0.00%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.00% Class B (r)
           All contract charges
Landus Rosenberg VIT Value Long/Short Equity Fund
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (r)
           All contract charges
    2004   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class B (r)
           Highest contract charge 0.90% Class B (r)
           All contract charges
MFS Mid Cap Growth
-------------------------------------------------------
           Unit Value 0.60% to 0.60%*
    2005   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2004     $ 106.72             --                  --            --           4.19%
             $ 106.72             --                  --            --           4.19%
                   --             60             $ 6,408          4.97%            --
    2003     $ 102.43             --                  --            --           2.43%
             $ 102.43             --                  --            --           2.43%
                   --             36             $ 3,681            --             --
Fidelity VIP Mid Cap
-----------------------------------------------------------------------------------------
    2005     $ 211.79             --                  --            --          18.02%
             $ 211.79             --                  --            --          18.02%
                   --            125             $26,506          1.07%            --
    2004     $ 179.46             --                  --            --          24.66%
             $ 179.46             --                  --            --          24.66%
                   --             61             $11,035            --             --
    2003     $ 143.96             --                  --            --          17.50%
             $ 143.96             --                  --            --          17.50%
                   --             12             $ 1,693            --             --
Fidelity VIP Value
-----------------------------------------------------------------------------------------
    2005     $ 150.16             --                  --            --           5.84%
             $ 150.16             --                  --            --           5.84%
                   --             20             $ 3,017          0.42%            --
    2004     $ 141.88             --                  --            --          10.93%
             $ 141.88             --                  --            --          10.93%
                   --             10             $ 1,468          1.17%            --
    2003     $ 127.90             --                  --            --          27.90%
             $ 127.90             --                  --            --          27.90%
                   --              7             $   858          0.30%            --
Fidelity VIP Value Strategies
-----------------------------------------------------------------------------------------
    2005     $ 179.87             --                  --            --           2.43%
             $ 179.87             --                  --            --           2.43%
                   --             18             $ 3,269          2.71%            --
    2004     $ 175.60             --                  --            --          13.84%
             $ 175.60             --                  --            --          13.84%
                   --             16             $ 2,847          0.22%            --
    2003     $ 154.26             --                  --            --          54.26%
             $ 154.26             --                  --            --          54.26%
                   --             17             $ 2,549          0.47%            --
Landus Rosenberg VIT Value Long/Short Equity Fund
-----------------------------------------------------------------------------------------
    2005     $ 107.40             --                  --            --           7.51%
             $ 104.83             --                  --            --           6.54%
                   --            119             $12,570            --             --
    2004     $  99.90             --                  --            --           3.63%
             $  98.39             --                  --            --           2.70%
                   --             46             $ 4,597            --             --
    2003     $  96.40             --                  --            --          (3.60)%
             $  95.80             --                  --            --          (4.20)%
                   --             14             $ 1,334            --             --
MFS Mid Cap Growth
-----------------------------------------------------------------------------------------
    2005     $ 124.48             --                  --            --           2.49%
             $ 124.48             --                  --            --           2.49%
                   --              2             $   269            --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

            MFS Mid Cap Growth (Continued)
------------------------------------------------------
    2004   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges
    2003   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges
    2002   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges
OpCap Renaissance
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.90% Class A (r)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.90% Class A (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.90% Class A (r)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.90% Class A (l)
           All contract charges
PIMCO Total Return
-------------------------------------------------------
           Unit Value 0.60%
    2005   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges
    2004   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges
    2003   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges
    2002   Lowest contract charge 0.60% Class A (k)
           Highest contract charge 0.60% Class A (k)
           All contract charges
U.S. Real Estate -- Class A
-------------------------------------------------------
           Unit Value 0.00% to 0.90%*
    2005   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.90% Class A (r)
           All contract charges
    2004   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.90% Class A (r)
           All contract charges
    2003   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.90% Class A (r)
           All contract charges
    2002   Lowest contract charge 0.00% Class A (l)
           Highest contract charge 0.00% Class A (l)
           All contract charges
U.S. Real Estate -- Class B
-------------------------------------------------------
           Unit Value 0.00%
    2005   Contract charge 0.00% Class B

                                     Years Ended December 31,
           -----------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- ------------
    2004     $ 121.45             --                  --            --          13.88%
             $ 121.45             --                  --            --          13.88%
                   --              1             $   167            --             --
    2003     $ 106.65             --                  --            --             --
             $ 106.65             --                  --            --             --
                   --              1             $   120            --             --
    2002     $  78.30             --                  --            --           6.10%
             $  78.30             --                  --            --           6.10%
                   --             --                  --            --             --
OpCap Renaissance
-----------------------------------------------------------------------------------------
    2005     $ 209.97             --                  --            --          (4.53)%
             $ 175.60             --                  --            --          (5.39)%
                   --            113             $21,314          5.37%            --
    2004     $ 219.93             --                  --            --          16.68%
             $ 185.59             --                  --            --          15.63%
                   --            135             $26,705          5.66%            --
    2003     $ 188.48             --                  --            --          57.42%
             $ 160.50             --                  --            --          60.50%
                   --             65             $11,141          0.80%            --
    2002     $ 119.73             --                  --            --           2.83%
             $  87.10             --                  --          1.01%          4.66%
                   --             --                  --            --             --
PIMCO Total Return
-----------------------------------------------------------------------------------------
    2005     $ 116.12             --                  --            --           1.11%
             $ 116.12             --                  --            --           1.11%
                   --              5             $   533          6.19%            --
    2004     $ 114.84             --                  --            --           4.25%
             $ 114.84             --                  --            --           4.25%
                   --              2             $   197          4.33%            --
    2003     $ 110.16             --                  --            --           2.34%
             $ 110.16             --                  --            --           2.34%
                   --              1             $   161          3.31%            --
    2002     $ 107.65             --                  --            --           6.57%
             $ 107.65             --                  --            --           6.57%
                   --             --                  --          6.80%            --
U.S. Real Estate -- Class A
-----------------------------------------------------------------------------------------
    2005     $ 230.73             --                  --            --          17.05%
             $ 202.15             --                  --            --          16.00%
                   --            358             $77,480          3.81%            --
    2004     $ 197.12             --                  --            --          36.39%
             $ 174.27             --                  --            --          35.17%
                   --            271             $50,742          3.04%            --
    2003     $ 144.52             --                  --            --          37.51%
             $ 128.93             --                  --            --          28.93%
                   --             91             $12,747            --             --
    2002     $ 105.10             --                  --            --           2.84%
             $ 105.10             --                  --            --           2.84%
                   --             12             $ 1,261          9.14%            --
U.S. Real Estate -- Class B
-----------------------------------------------------------------------------------------
    2005     $ 170.26             --             $    71          3.81%            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Concluded)

December 31, 2005

7. Accumulation Unit Values (Concluded)

              Vanguard VIF Equity Index
------------------------------------------------------
           Unit Value 0.60%*
    2005   Lowest contract charge 0.60% Class A (p)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2004   Lowest contract charge 0.60% Class A (p)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2003   Lowest contract charge 0.60% Class A (p)
           Highest contract charge 0.60% Class A (p)
           All contract charges
    2002   Lowest contract charge 0.60% Class A (p)
           Highest contract charge 0.60% Class A (p)
           All contract charges

                                      Years Ended December 31,
           ------------------------------------------------------------------------------
               Unit             Units          Net Assets     Investment        Total
            Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
           ------------ --------------------- ------------ ---------------- -------------
    2005     $ 113.32             --                 --             --            4.17%
             $ 113.32             --                 --             --            4.17%
                   --             28             $3,166           5.25%             --
    2004     $ 108.79             --                 --             --           10.14%
             $ 108.79             --                 --             --           10.14%
                   --             19             $2,113           2.97%             --
    2003     $  98.77             --                 --             --           27.70%
             $  98.77             --                 --             --              --
                   --              9             $  929           1.01%             --
    2002     $  77.35             --                 --             --          (19.51)%
             $  77.35             --                 --             --          (19.51)%
                   --              1             $   77             --              --

(a)  Units were made available for sale on October 22, 2001.

(b)  Units were made available for sale on May 18, 2001.

(c) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Portfolio occurred on May 18, 2001.

(d) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio occurred on May 18, 2001.

(e)  Units were made available for sale on April 26, 2002.

(f)  Units were made available for sale on May 13, 2002.

(g)  Units were made available for sale March 31, 2002.

(h) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.

(i) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.

(j) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.

(k)  Units were made available for sale on August 5, 2002.

(l)  Units were made available for sale on November 5, 2002.

(m) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.

(n) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.

(o) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.

(p)  Units were made available for sale on April 15, 2002.

(q) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003.

(r)  Units were made available for sale on May 2, 2003.

(s)  Units were made available for sale on October 13, 2003.

(t) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).

(u)  Units were made available for sale on October 25, 2004.

(v)  Units were made available for sale on September 7, 2004.

(w)  Units were made available on May 9, 2005.

(x)  Units were made available October 17, 2005.

* Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.85%, 0.90%, 1.80% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

Notes To Financial Statements (Concluded)

December 31, 2005

7. Accumulation Unit Values (Concluded)

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2005 and December 31, 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005 and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, in 2004, AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 17, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.:

We have audited the accompanying consolidated statements of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statements of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005 and 2004, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein Holding's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                   2005                 2004
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value................$    30,034.8        $    30,722.3
  Mortgage loans on real estate...............................................      3,233.9              3,131.9
  Equity real estate, held for the production of income.......................        658.2                643.2
  Policy loans................................................................      3,824.2              3,831.4
  Other equity investments....................................................      1,122.1              1,010.5
  Other invested assets.......................................................      1,290.9              1,053.3
                                                                              -----------------    -----------------
      Total investments.......................................................     40,164.1             40,392.6
Cash and cash equivalents.....................................................      1,112.1              1,739.6
Cash and securities segregated, at estimated fair value.......................      1,720.8              1,489.0
Broker-dealer related receivables.............................................      2,929.1              2,187.7
Deferred policy acquisition costs.............................................      7,557.3              6,813.9
Goodwill and other intangible assets, net.....................................      3,758.8              3,761.4
Amounts due from reinsurers...................................................      2,604.4              2,549.6
Loans to affiliates...........................................................        400.0                400.0
Other assets..................................................................      3,723.5              3,600.9
Separate Accounts' assets.....................................................     69,997.0             61,559.4
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    27,194.0        $    26,875.1
Future policy benefits and other policyholders liabilities..................       13,997.8             14,099.6
Broker-dealer related payables..............................................        1,226.9                945.9
Customers related payables..................................................        2,924.3              2,658.7
Amounts due to reinsurers...................................................        1,028.3                994.0
Short-term and long-term debt...............................................          855.4              1,255.5
Loans from affiliates.......................................................          325.0                   -
Income taxes payable........................................................        2,821.9              2,714.8
Other liabilities...........................................................        1,786.6              1,859.6
Separate Accounts' liabilities..............................................       69,997.0             61,559.4
Minority interest in equity of consolidated subsidiaries....................        2,096.4              2,040.4
Minority interest subject to redemption rights..............................          271.6                266.6
                                                                              -----------------    -----------------
      Total liabilities.....................................................      124,525.2            115,269.6
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        4,976.3              4,890.9
Retained earnings...........................................................        4,030.8              3,457.0
Accumulated other comprehensive income......................................          432.3                874.1
                                                                              -----------------    -----------------
Total shareholder's equity..................................................        9,441.9              9,224.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,889.3       $     1,595.4      $     1,376.7
Premiums......................................................          881.7               879.6              889.4
Net investment income.........................................        2,492.8             2,501.4            2,386.9
Investment gains (losses), net................................           55.4                65.0              (62.3)
Commissions, fees and other income............................        3,632.3             3,383.5            2,811.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,951.5             8,424.9            7,402.5
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,859.8             1,867.1            1,708.2
Interest credited to policyholders' account balances..........        1,065.5             1,038.1              969.7
Compensation and benefits.....................................        1,804.4             1,604.9            1,327.0
Commissions...................................................        1,128.7             1,017.3              991.9
Distribution plan payments....................................          292.0               374.2              370.6
Amortization of deferred sales commissions....................          132.0               177.4              208.6
Interest expense..............................................           76.3                76.8               82.3
Amortization of deferred policy acquisition costs.............          601.3               472.9              434.6
Capitalization of deferred policy acquisition costs...........       (1,199.4)           (1,015.9)            (990.7)
Rent expense..................................................          165.2               185.0              165.8
Amortization of other intangible assets.......................           23.6                22.9               21.9
AllianceBernstein charge for mutual fund matters
  and legal proceedings.......................................             -                   -               330.0
Other operating costs and expenses............................          957.1               930.0              832.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,906.5             6,750.7            6,452.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
    income taxes and minority interest........................        2,045.0             1,674.2              950.2
Income taxes..................................................         (519.5)             (396.3)            (240.5)
Minority interest in net income of consolidated subsidiaries..         (466.9)             (384.1)            (188.7)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        1,058.6               893.8              521.0
Earnings from discontinued operations, net of income taxes....           15.2                 7.9                3.4
Gain on sale of discontinued operations, net of income taxes..             -                 31.1                 -
Cumulative effect of accounting changes, net of
    income taxes..............................................             -                 (2.9)                -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $    1,073.8       $       929.9      $       524.4
                                                                =================  =================  =================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                         2005               2004               2003
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        4,890.9            4,848.2            4,812.8
Changes in capital in excess of par value.........................           85.4               42.7               35.4
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        4,976.3            4,890.9            4,848.2
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        3,457.0            3,027.1            2,902.7
Net earnings......................................................        1,073.8              929.9              524.4
Dividends on common stock.........................................         (500.0)            (500.0)            (400.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        4,030.8            3,457.0            3,027.1
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income, beginning of year.........          874.1              892.8              681.1
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...............          432.3              874.1              892.8
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year...........................  $     9,441.9       $    9,224.5       $    8,770.6
                                                                   =================   ================   ================

COMPREHENSIVE INCOME

Net earnings......................................................  $     1,073.8       $      929.9       $      524.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments....................................................         (441.8)             (31.1)             211.7
Cumulative effect of accounting changes...........................             -                12.4                 -
                                                                   -----------------   ----------------   ----------------
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..............................................  $       632.0       $      911.2       $      736.1
                                                                   =================   ================   ================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                       2005                2004               2003
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $     1,073.8       $      929.9       $       524.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.5            1,038.1               969.7
  Universal life and investment-type product
    policy fee income.........................................         (1,889.3)          (1,595.4)           (1,376.7)
  Net change in broker-dealer and customer related
    receivables/payables......................................           (347.4)             379.6                22.5
  Investment (gains) losses, net..............................            (55.4)             (65.0)               62.3
  Change in deferred policy acquisition costs.................           (598.1)            (543.0)             (556.1)
  Change in future policy benefits............................             64.4              129.3               (97.4)
  Change in property and equipment............................             (7.5)             (69.3)              (55.8)
  Change in income tax payable................................            340.5              349.6               246.3
  Change in accounts payable and accrued expenses.............             23.7              (27.4)              276.8
  Change in segregated cash and securities, net...............           (231.8)            (203.2)             (111.5)
  Minority interest in net income of consolidated subsidiaries            466.9              384.1               188.7
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            (42.6)             (61.0)               91.0
  Amortization of deferred sales commissions..................            132.0              177.4               208.6
  Amortization of other intangible assets, net................             23.6               22.9                21.9
  Other, net..................................................            (63.5)             197.0               272.6
                                                                 -----------------   -----------------  -----------------

Net cash used provided by operating activities................            (45.2)           1,043.6               687.3
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          2,926.2            3,341.9             4,216.4
  Sales.......................................................          2,432.9            2,983.6             4,818.2
  Purchases...................................................         (5,869.1)          (7,052.5)          (11,457.9)
  Change in short-term investments............................             13.8              (18.4)              610.7
  Purchase of minority interest in consolidated subsidiary ...               -              (410.7)                 -
  Other, net..................................................           (131.5)             169.7                89.3
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................           (627.7)            (986.4)           (1,723.3)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................          3,816.8            4,029.4             5,639.1
   Withdrawals and transfers to Separate Accounts.............         (2,779.1)          (2,716.0)           (3,181.1)
  Net change in short-term financings.........................               -                  -                (22.1)
  Repayments of long-term.....................................           (400.0)                -                   -
  Increase in loans from affiliates...........................            325.0                 -                   -
  Shareholder dividends paid..................................           (500.0)            (500.0)             (400.0)
  Other, net..................................................           (417.3)            (130.1)             (270.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by financing activities.....................             45.4              683.3             1,765.5
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................           (627.5)             740.5               729.5
Cash and cash equivalents, beginning of year..................          1,739.6              999.1               269.6
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $     1,112.1       $    1,739.6       $       999.1
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                   (CONTINUED)

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       74.5       $        86.2      $        91.0
                                                                =================  =================  =================
  Income Taxes Paid (Refunded) ...............................   $      146.5       $       154.4      $       (45.7)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        In 2004, The Equitable Life Assurance Society of the United States was renamed AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). The Company's insurance business, which comprises the Insurance segment, is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by AllianceBernstein L.P. (formerly Alliance Capital Management L.P., and collectively with its consolidated subsidiaries ("AllianceBernstein")).

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in AllianceBernstein ("AllianceBernstein Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2 of Notes to Consolidated Financial Statements). In March and December 2004, the Company acquired a total of 10.7 million AllianceBernstein Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. The Company's consolidated economic interest in AllianceBernstein was 46.3% at December 31, 2005, and together with its ownership with other AXA Financial Group companies, the consolidated economic interests in AllianceBernstein was approximately 61.1%.

        In July 2004, AXA Financial completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial Group with additional scale in distribution, client base and assets under management.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been AXA Financial's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding AXA Financial common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into AXA Financial, resulting in AXA Financial Group becoming a wholly owned subsidiary of AXA.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2005," "2004" and "2003" refer to the years ended December 31, 2005, 2004 and 2003, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Financial. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2005 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See Note 8 of Notes to Consolidated Financial Statements.

        Equity real estate classified as held-for-sale is included in Discontinued Operations.

        Accounting Changes
        ------------------

        On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 13 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2005 and 2004, the Insurance Group's General Account held $5.8 million and $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). At December 31, 2005 and 2004, as reported in the consolidated balance sheet, these investments included $4.7 million and $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2005 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        As a result of its review, in second and third quarters of 2004, AllianceBernstein had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, AllianceBernstein sold this investment and accordingly, no longer consolidates this investment and its funds under management.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $403.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

        Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts,
        (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts,
        (c) liabilities related to group pension participating contracts, and
        (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On May 30, 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

        AXA Equitable accounts for its stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25 "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

        On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, the Company implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of the Company's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of the Company's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

        To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, the Company will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require the Company to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $13.7 million ($8.9 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Earnings of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $7.5 million ($4.8 million after tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

        The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of the Company are described and/or disclosed on a pro-forma basis in Note 21 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which the Company likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3, "Transitions Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

        Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), the Company expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 21 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123 (R), beginning with awards granted in 2005, the Company modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154, "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

        On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Wind-up Annuities, Closed Block policyholders dividend obligation and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.88% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.88% net of product weighted average Separate Account fees) and 0% (-2.12% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans, was 6.8% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 9.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $91.2 million and $71.7 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $1,043.9 million and $1,081.5 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Incurred benefits related to current year..........   $        35.6      $        35.0       $       33.8
       Incurred benefits related to prior years...........            50.3               12.8               (2.8)
                                                            -----------------  -----------------   -----------------
       Total Incurred Benefits............................   $        85.9      $        47.8       $       31.0
                                                            =================  =================   =================

       Benefits paid related to current year..............   $        14.8      $        12.9       $       12.1
       Benefits paid related to prior years...............            44.7               33.1               34.9
                                                            -----------------  -----------------   -----------------
       Total Benefits Paid................................   $        59.5      $        46.0       $       47.0
                                                            =================  =================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 15.1% ($31.6 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2005, 2004 and 2003, investment results of such Separate Accounts were gains (losses) of $3,409.5 million, $2,191.4 million and $(466.2) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of AllianceBernstein, for certain retail, private client transactions and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of AllianceBernstein, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2005 and 2004, respectively, net deferred sales commissions totaled $196.6 million and $254.5 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2005 net balance for each of the next five years is $84.9 million, $52.4 million, $34.3 million, $18.8 million and $5.5 million.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year, and five-year periods ended December 31, 2005. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. AllianceBernstein's management considers the results of these analyses performed at various dates. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Other Accounting Policies
        -------------------------

        In accordance with SEC regulations, securities with a fair value of $1.72 billion and $1.49 billion have been segregated in a special reserve bank custody account at December 31, 2005 and 2004, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, less accumulated amortization and relates principally to the Bernstein acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment. Goodwill, less accumulated amortization related to the Bernstein acquisition and purchases of AllianceBernstein Units totaled $3.6 billion at December 31, 2005 and 2004, respectively.

        Intangible assets related to the Bernstein acquisition and purchases of AllianceBernstein Units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. The gross carrying amount of AllianceBernstein related intangible assets were $564.1 million at December 31, 2005 and 2004, respectively and the accumulated amortization of these intangible assets were $208.5 million and $185.0 million at December 31, 2005, 2004 and 2003, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $22.9 million and $21.9 million for 2005, 2004 and 2003, respectively.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. The Company acquired 10.7 million of the former Bernstein shareholders' AllianceBernstein Units in 2004. The outstanding
        16.3 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price over the remaining four years ending in 2009. Generally, not more than 20% of the original AllianceBernstein Units issued to the former Bernstein shareholders may be put to AXA Financial in any one annual period.

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                 COST              GAINS              LOSSES           FAIR VALUE
                                            ---------------   -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)

       DECEMBER 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8      $      977.4       $      190.7      $   24,009.5
           Mortgage-backed...............         2,386.3               8.3               39.3           2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7              37.5                7.6           1,478.6
           States and political
             subdivisions................           193.4              19.1                 .3             212.2
           Foreign governments...........           238.2              40.9                 .1             279.0
           Redeemable preferred stock....         1,605.5             104.9               10.2           1,700.2
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    29,094.9      $    1,188.1       $      248.2      $   30,034.8
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $        45.7      $        2.1       $         .4      $       47.4
         Trading securities..............              .3                .9                 .1               1.1
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $        46.0      $        3.0       $         .5      $       48.5
                                            ================= =================  =================  ================

       December 31, 2004
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    22,285.8      $    1,684.3       $       45.3      $   23,924.8
           Mortgage-backed...............         3,472.4              47.7                9.7           3,510.4
           U.S. Treasury, government
             and agency securities.......           964.1              54.9                1.3           1,017.7
           States and political
             subdivisions................           187.1              20.6                 .8             206.9
           Foreign governments...........           245.1              47.2                 .1             292.2
           Redeemable preferred stock....         1,623.1             151.4                4.2           1,770.3
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    28,777.6      $    2,006.1       $       61.4      $   30,722.3
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $         1.0      $        1.2       $         .1      $        2.1
         Trading securities..............              .4               1.0                 .2               1.2
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $         1.4      $        2.2       $         .3      $        3.3
                                            ================= =================  =================  ================


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $4,307.8 million and $4,138.7 million, respectively, had estimated fair values of $4,492.4 million and $4,446.0 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Due in one year or less................................................  $     1,285.2       $    1,300.1
       Due in years two through five..........................................        4,632.4            4,805.1
       Due in years six through ten...........................................       11,447.8           11,739.0
       Due after ten years....................................................        7,737.7            8,135.1
       Mortgage-backed securities.............................................        2,386.3            2,355.3
                                                                               -----------------   -----------------
       Total..................................................................  $    27,489.4       $   28,334.6
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,797 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                  GROSS                          GROSS                          GROSS
                                ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             ---------------  --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     6,386.3  $      146.9    $      815.4   $       43.8    $    7,201.7   $      190.7
     Mortgage-backed.......        1,735.9          27.4           299.3           11.9         2,035.2           39.3
     U.S. Treasury,
       government and
       agency securities...          676.4           6.2            61.9            1.4           738.3            7.6
     States and political
       subdivisions........           22.7            .3              -              -             22.7             .3
     Foreign governments...            1.4            -              5.8             .1             7.2             .1
     Redeemable
       preferred stock.....          396.5           8.9            16.9            1.3           413.4           10.2
                             -------------- --------------- -------------- --------------- -------------- ---------------

   Total Temporarily
     Impaired Securities ..  $     9,219.2  $      189.7    $    1,199.3   $       58.5    $   10,418.5   $      248.2
                             ============== =============== ============== =============== ============== ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $738.7 million or 2.5% of the $29,094.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2005, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $4.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $950.7 million and $891.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero and $17.6 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.7 million, $6.9 million and $7.8 million in 2005, 2004 and 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.8 million, $8.5 million and $10.0 million in 2005, 2004 and 2003, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances.......   $        78.3        $        89.4
       Impaired mortgage loans without investment valuation allowances....             4.5                 10.7
                                                                            ------------------   -------------------
       Recorded investment in impaired mortgage loans.....................            82.8                100.1
       Investment valuation allowances....................................           (11.8)               (11.3)
                                                                            ------------------   -------------------
       Net Impaired Mortgage Loans........................................   $        71.0        $        88.8
                                                                            ==================   ===================

        During 2005, 2004 and 2003, respectively, the Company's average recorded investment in impaired mortgage loans was $91.2 million, $148.3 million and $180.9 million. Interest income recognized on these impaired mortgage loans totaled $8.9 million, $11.4 million and $12.3 million for 2005, 2004 and 2003, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $71.1 million and $79.2 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 and 2004, there was no equity real estate held-for-sale. For 2003, real estate of $2.8 million was acquired in satisfaction of debt; none was acquired in either 2005 or 2004. At December 31, 2005 and 2004, the Company owned $217.8 million and $218.8 million, respectively, of real estate acquired in satisfaction of debt of which zero and $2.2 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $227.2 million and $207.5 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $22.6 million, $20.8 million and $38.8 million for 2005, 2004 and 2003, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balances, beginning of year........................   $        11.3      $        20.5       $       55.0
       Additions charged to income........................             3.6                3.9               12.2
       Deductions for writedowns and
         asset dispositions...............................            (3.1)             (13.1)             (15.2)
       Deduction for transfer of real estate held-for-sale
         to real estate held for the production of income.              -                  -               (31.5)
                                                            -----------------  -----------------   -----------------
       Balances, End of Year..............................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================

       Balances, end of year comprise:
         Mortgage loans on real estate....................   $        11.8      $        11.3       $       18.8
         Equity real estate...............................              -                  -                 1.7
                                                            -----------------  -----------------   -----------------
       Total..............................................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,070.4 million and $1,008.2 million, respectively, at December 31, 2005 and 2004. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $157.2 million, $66.2 million and $(4.3) million, respectively, for 2005, 2004 and 2003.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 6 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $        527.4      $       537.1
       Investments in securities, generally at estimated fair value...........           118.4              162.4
       Cash and cash equivalents..............................................            27.5               13.5
       Other assets...........................................................            18.6               23.0
                                                                               -----------------   -----------------
       Total Assets...........................................................  $        691.9      $       736.0
                                                                               =================   =================

       Borrowed funds - third party...........................................  $        282.7      $       254.3
       Other liabilities......................................................            12.4               17.4
                                                                               -----------------   -----------------
       Total liabilities......................................................           295.1              271.7
                                                                               -----------------   -----------------

       Partners' capital......................................................           396.8              464.3
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $        691.9      $       736.0
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $        135.6      $       168.8
                                                                               =================   =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Revenues of real estate joint ventures.............   $        98.2      $        95.2       $       95.6
         Net revenues of other limited partnership
           interests......................................             6.3               19.8               26.0
       Interest expense - third party.....................           (18.2)             (16.9)             (18.0)
       Other expenses.....................................           (62.2)             (64.0)             (61.7)
                                                            -----------------  -----------------   -----------------
       Net Earnings.......................................   $        24.1      $        34.1       $       41.9
                                                            =================  =================   =================

       The Company's Equity in Net Earnings of These
         Entities Included Above..........................   $        11.6      $        11.0       $        5.0
                                                            =================  =================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)
        The sources of net investment income follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $     1,858.7      $     1,879.5       $    1,792.6
       Mortgage loans on real estate......................           238.2              249.6              279.5
       Equity real estate.................................           126.4              124.8              136.9
       Other equity investments...........................            73.0               78.4               49.3
       Policy loans.......................................           248.8              251.0              260.1
       Short Term Investments                                        123.7               61.5               53.3
       Other investment income............................            37.0               30.5               13.5
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................         2,705.8            2,675.3            2,585.2

         Investment expenses..............................          (213.0)            (173.9)            (198.3)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $     2,492.8      $     2,501.4       $    2,386.9
                                                            =================  =================   =================

        Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $        11.1      $        26.3       $     (100.7)
       Mortgage loans on real estate......................            (2.2)                .2                1.3
       Equity real estate.................................             3.9               11.6               26.8
       Other equity investments...........................            30.7               24.4                2.0
       Other..............................................            11.9                2.5                8.3
                                                            -----------------  -----------------   -----------------
         Investment Gains (Losses), Net...................   $        55.4      $        65.0       $      (62.3)
                                                            =================  =================   =================

        Writedowns of fixed maturities amounted to $31.2 million, $36.4 million and $193.2 million for 2005, 2004 and 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $1.7 million and zero, respectively, for 2005, $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

        For 2005, 2004 and 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,220.0 million, $2,908.3 million and $4,773.5 million. Gross gains of $53.2 million, $47.7 million and $105.1 million and gross losses of $31.1 million, $9.7 million and $39.5 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2005, 2004 and 2003 amounted to $(1,004.8) million, $0.8 million and $416.8 million, respectively.

        In 2005, 2004 and 2003, respectively, net unrealized holding gains (losses) on trading account equity securities of $6.0 million, $9.7 million and $2.1 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $120.0 million and $117.4 million and costs of $103.7 million and $107.2 million at December 31, 2005 and 2004, respectively.

        For 2005, 2004 and 2003, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $68.6 million, $70.4 million and $76.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       874.1      $       892.8       $      681.1
       Changes in unrealized investment gains (losses)....        (1,008.1)             (12.8)             440.8
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................           186.3               (1.5)             (53.0)
           DAC............................................           146.2               (2.5)             (65.7)
           Deferred income taxes..........................           233.8               (1.9)            (110.4)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

                                                                  2005                2004               2003
                                                            -----------------  ------------------- -----------------
                                                                                   (IN MILLIONS)

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       966.5      $     2,003.2       $    2,015.7
           Other equity investments.......................             1.7                1.2                1.5
           Other..........................................              -               (28.1)             (28.1)
                                                            -----------------  ------------------- -----------------
             Total........................................           968.2            1,976.3            1,989.1
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................           (89.4)            (275.7)            (274.2)
             DAC..........................................          (196.0)            (342.2)            (339.7)
             Deferred income taxes........................          (250.5)            (484.3)            (482.4)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       432.3      $       874.1       $      892.8
                                                            =================  =================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       432.3      $       874.1       $      892.8
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive Income.............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized gains (losses) on investments:
         Net unrealized gains arising during
           the period.....................................   $      (966.2)     $        69.4       $      416.6
         (Gains) losses reclassified into net earnings
           during the period..............................           (41.9)             (82.2)              24.2
                                                            -----------------  -----------------   -----------------
       Net unrealized gains on investments................        (1,008.1)             (12.8)             440.8
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           566.3               (5.9)            (229.1)
                                                            -----------------  -----------------   -----------------

       Change in unrealized (losses) gains, net of
           adjustments....................................          (441.8)             (18.7)             211.7
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive (Loss) Income............   $      (441.8)     $       (18.7)      $      211.7
                                                            =================  =================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block follows:

                                                                               DECEMBER 31,         December 31,
                                                                                   2005                 2004
                                                                             -----------------    -----------------
                                                                                         (IN MILLIONS)

      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other....  $     8,866.1        $     8,911.5
      Policyholder dividend obligation.....................................           73.7                264.3
      Other liabilities....................................................           28.6                 25.9
                                                                             -----------------    -----------------
      Total Closed Block liabilities.......................................        8,968.4              9,201.7
                                                                             -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities, available for sale, at estimated fair value
        (amortized cost of $5,761.5 and $5,488.6)..........................        5,908.7              5,823.2
      Mortgage loans on real estate........................................          930.3              1,098.8
      Policy loans.........................................................        1,284.4              1,322.5
      Cash and other invested assets.......................................           56.2                 37.1
      Other assets.........................................................          304.4                348.7
                                                                             -----------------    -----------------
      Total assets designated to the Closed Block..........................        8,484.0              8,630.3
                                                                             -----------------    -----------------

      Excess of Closed Block liabilities over assets designated to
         the Closed Block..................................................          484.4                571.4

      Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred income tax expense of $25.7 and $24.6 and policyholder dividend
           obligation of $73.7 and $264.3..................................           47.8                 45.7
                                                                             -----------------    -----------------

      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities............................................  $       532.2        $       617.1
                                                                             =================    =================

        Closed Block revenues and expenses follow:

                                                                  2005               2004                 2003
                                                             ----------------  -----------------   --------------------
                                                                                    (IN MILLIONS)
      REVENUES:
      Premiums and other income............................   $      449.3      $       471.0       $      508.5
      Investment income (net of investment
         expenses of $0, $0.3, and $2.4)...................          525.9              554.8              559.2
      Investment gains (losses), net.......................            1.2               18.6              (35.7)
                                                             ----------------  -----------------   --------------------
      Total revenues.......................................          976.4            1,044.4            1,032.0
                                                             ----------------  -----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          842.5              883.8              924.5
      Other operating costs and expenses...................            3.4                3.5                4.0
                                                             ----------------  -----------------   --------------------
      Total benefits and other deductions..................          845.9              887.3              928.5
                                                             ----------------  -----------------   --------------------

      Net revenues before income taxes.....................          130.5              157.1              103.5
      Income tax expense...................................          (45.6)             (56.4)             (37.5)
                                                             ----------------  -----------------   --------------------
      Net Revenues.........................................   $       84.9      $       100.7       $       66.0
                                                             ================  =================   ====================

         Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Balance at beginning of year..........................................   $        264.3      $       242.1
       Unrealized investment (losses) gains...................................          (190.6)              22.2
                                                                               -----------------   -----------------
       Balance at End of Year ................................................  $         73.7      $       264.3
                                                                               =================   =================

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances...........  $         59.1      $        59.5
       Impaired mortgage loans without investment valuation allowances........             4.0                2.3
                                                                               -----------------   -----------------
       Recorded investment in impaired mortgage loans.........................            63.1               61.8
       Investment valuation allowances........................................            (7.1)              (4.2)
                                                                               -----------------   -----------------
       Net Impaired Mortgage Loans............................................  $         56.0      $        57.6
                                                                               =================   =================

        During 2005, 2004 and 2003, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $64.2 million and $51.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.1 million, $4.7 million and $2.7 million for 2005, 2004 and 2003, respectively.

        Valuation allowances amounted to $7.1 million and $4.0 million on mortgage loans on real estate at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $7.7 million, $10.8 million and $37.8 million for 2005, 2004 and 2003, respectively.

8)      WIND-UP ANNUITIES

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $796.9 and $643.6)..............................   $      823.5         $      702.1
       Equity real estate...................................................          197.5                190.1
       Mortgage loans on real estate........................................            6.7                 21.4
       Other invested assets................................................            3.2                  4.7
                                                                              ----------------     -----------------
         Total investments..................................................        1,030.9                918.3
       Cash and cash equivalents............................................             -                 150.2
       Other assets.........................................................           13.6                 33.3
                                                                              ----------------     -----------------
       Total Assets.........................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

       Policyholders liabilities............................................   $      817.2         $      844.6
       Allowance for future losses..........................................           60.1                132.7
       Other liabilities....................................................          167.2                124.5
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $18.4, $17.2 and $21.0)..............   $        70.0      $        68.5       $       70.6
       Investment (losses) gains, net.....................             (.3)               3.6                5.4
                                                            -----------------  -----------------   -----------------
       Total revenues.....................................            69.7               72.1               76.0
                                                            -----------------  -----------------   -----------------
       Benefits and other deductions......................            87.1              (99.4)              89.4
       (Losses charged) earnings credited to allowance
         for future losses................................           (17.4)             (27.3)             (13.4)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................              -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            23.2               12.0                5.2
       Income tax expense.................................            (8.0)              (4.1)              (1.8)
                                                            -----------------  -----------------   -----------------
       Earnings from Other
         Discontinued Operations..........................   $        15.2      $         7.9       $        3.4
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        During 2005, 2004 and 2003, Wind-up Annuities' average recorded investment in impaired mortgage loans was zero, $8.4 million and $16.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $1.0 million and $1.3 million for 2005, 2004 and 2003, respectively.

9)     GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

               o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

               o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

               o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

               o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2005:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance at January 1, 2003.........................   $       128.4      $       117.5       $      245.9
         Paid guarantee benefits..........................           (65.6)                -               (65.6)
         Other changes in reserve.........................             6.5              (31.9)             (25.4)
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2003.......................            69.3               85.6              154.9
         Paid guarantee benefits..........................           (46.8)                -               (46.8)
         Other changes in reserve.........................            45.1               32.0               77.1
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2004.......................            67.6              117.6              185.2
         Paid guarantee benefits..........................           (39.6)              (2.2)             (41.8)
         Other changes in reserve.........................            87.2               58.2              145.4
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2005.......................   $       115.2      $       173.6       $      288.8
                                                            =================  =================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------

       Balance at January 1, 2003.........................   $        21.5
         Paid guarantee benefits..........................           (18.5)
         Other changes in reserve.........................            14.2
                                                            -----------------
       Balance at December 31, 2003.......................            17.2
         Paid guarantee benefits..........................           (12.9)
         Other changes in reserve.........................             6.0
                                                            -----------------
       Balance at December 31, 2004.......................            10.3
         Paid guarantee benefits..........................           (12.1)
         Other changes in reserve.........................            24.5
                                                            -----------------
       Balance at December 31, 2005.......................   $        22.7
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

        The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features currently in-force are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                   RETURN
                                                     OF
                                                   PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                                -------------- -------------  --------------  -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)

       GMDB:
       -----
         Account values invested in:
            General Account..................   $    11,773    $     239       $     120      $      553     $    12,685
            Separate Accounts................   $    21,028    $   6,931       $   7,802      $   15,383     $    51,144
         Net amount at risk, gross...........   $       574    $     455       $   1,800      $       56     $     2,885
         Net amount at risk, net of amounts
           reinsured.........................   $       573    $     308       $   1,091      $       56     $     2,028
         Average attained age of
           contractholders...................          49.5         60.6            63.4            60.8            52.3
         Percentage of contractholders
           over age 70.......................           7.4%        22.2%           30.9%           21.0%           11.3%
         Range of contractually specified
            interest rates...................          N/A           N/A          3% - 6%        3% - 6%

       GMIB:
       -----
         Account values invested in:
            General Account..................          N/A           N/A       $       -      $      775     $       775
            Separate Accounts................          N/A           N/A       $   5,512      $   21,165     $    26,677
         Net amount at risk, gross...........          N/A           N/A       $     389      $        -     $       389
         Net amount at risk, net of amounts
           reinsured.........................          N/A           N/A       $      98      $        -     $        98
         Weighted average years remaining
           until annuitization...............          N/A           N/A             2.9             8.8             7.3
         Range of contractually specified
           interest rates....................          N/A           N/A          3% - 6%         3% - 6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,       December 31,
                                                                                       2005               2004
                                                                                  ----------------  ------------------
                                                                                             (IN MILLIONS)

       GMDB:
          Equity...............................................................    $   35,857        $    32,055
          Fixed income.........................................................         4,353              4,190
          Balanced.............................................................         9,121              5,337
          Other................................................................         1,813              1,551
                                                                                  ----------------  ------------------
          Total................................................................    $   51,144        $    43,133
                                                                                  ================  ==================

       GMIB:
          Equity...............................................................    $   17,540        $    14,325
          Fixed income.........................................................         2,608              2,425
          Balanced.............................................................         5,849              2,768
          Other................................................................           680                565
                                                                                  ----------------  ------------------
          Total................................................................    $   26,677        $    20,083
                                                                                  ================  ==================

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2005, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $29,290 million and $71 million, respectively, with the GMDB feature and $14,164 million and zero, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
           ------------------------------------------------------------------
           Guarantee
           ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:















                                                                  DIRECT           REINSURANCE
                                                                LIABILITY             CEDED                NET
                                                             -----------------   -----------------   -----------------
                                                                                  (IN MILLIONS)

       Balance at January 1, 2004.........................    $        37.4       $         -         $       37.4
         Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
         Other changes in reserve.........................              6.5               (4.4)                2.1
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2004.......................             20.5               (6.1)               14.4
          Other changes in reserve........................             14.3              (14.3)                 -
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2005.......................    $        34.8       $      (20.4)       $       14.4
                                                             =================   =================   =================

10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       Short-term debt:
       Current portion of long-term debt....................................   $      399.7         $      399.9
       Promissory note, 3.84% ..............................................          248.3                248.3
                                                                              ----------------     -----------------
       Total short-term debt................................................          648.0                648.2
                                                                              ----------------     -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015.....................................          199.8                199.8
                                                                              ----------------     -----------------
             Total AXA Equitable............................................          199.8                199.8
                                                                              ----------------     -----------------

       AllianceBernstein:
         Senior Notes, 5.625%, due 2006.....................................             -                 399.2
         Other..............................................................            7.6                  8.3
                                                                              ----------------     -----------------
             Total AllianceBernstein........................................            7.6                407.5
                                                                              ----------------     -----------------

       Total long-term debt.................................................          207.4                607.3
                                                                              ----------------     -----------------

       Total Short-term and Long-term Debt..................................   $      855.4         $    1,255.5
                                                                              ================     =================

        Short-term Debt
        ---------------

        AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

        On July 9, 2004, AXA and certain of its subsidiaries entered into a
        (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2006, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2005 and 2004, the Company had pledged real estate of $320.8 million and $307.1 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which AllianceBernstein may issue up to $600.0 million in senior debt securities. These AllianceBernstein notes mature in August 2006 and are redeemable at any time. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

        Since 1998, AllianceBernstein has had a $425.0 million commercial paper program. In September 2002, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for AllianceBernstein's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants at December 31, 2005. On February 17, 2006, Alliance Bernstein replaced the existing agreement with a new $800.0 million five-year revolving credit facility with substantially identical terms.

        At December 31, 2005, no borrowings were outstanding under AllianceBernstein's commercial paper program or revolving credit facilities.

        At December 31, 2005, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2005, no amounts were outstanding under the ECN program.

        Long-term Debt
        --------------

        At December 31, 2005, the Company was not in breach of any debt covenants.

        At December 31, 2005, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2006, $7.6 million for 2007, zero for 2008, 2009, 2010, and $200.0 million thereafter.

11)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Income tax expense:
         Current expense .................................   $       237.5      $       358.9       $      112.5
         Deferred expense.................................           282.0               37.4              128.0
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       715.8      $       586.0       $      332.6
       Minority interest..................................          (175.9)            (110.4)             (58.7)
       Separate Account investment activity...............           (87.2)             (63.3)             (29.1)
       Non-taxable investment income......................           (19.7)             (22.6)             (20.8)
       Non-deductible penalty.............................             1.1                 -                14.8
       Adjustment of tax audit reserves...................            11.1                7.7               (9.9)
       Non-deductible goodwill and other intangibles......             2.8                2.7                 -
       State income taxes.................................            28.3                 -                  -
       AllianceBernstein Federal and foreign taxes........            41.4                 -                  -
       Other..............................................             1.8               (3.8)              11.6
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $        -       $      285.3      $        -       $      213.9
       Reserves and reinsurance...............         929.2                -             945.1                -
       DAC....................................            -            2,200.6               -            2,026.8
       Unrealized investment gains............            -              250.7               -              483.7
       Investments............................            -              739.5               -              557.9
       Other..................................         107.2                -                -               41.9
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,036.4      $    3,476.1      $     945.1      $    3,324.2
                                                ===============  ===============   ===============  ================

        In 2003, the IRS commenced an examination of the AXA Financial Group's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. While that audit process is not yet complete, the IRS began an examination of AXA Financial Group's consolidated 2002 and 2003 returns during 2005. Management believes these audits will have no material adverse effect on the Company's consolidated results of operations or financial position.

12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis. Through October 2005, the Insurance Group retained mortality risk up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. In November 2005, the Insurance Group increased the retention on single life policies to $25 million and on second to die policies to $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2005, the Company had reinsured in the aggregate approximately 29.7% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.8% of its current liability exposure resulting from the GMIB feature. See Note 9 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2005 and 2004 were $132.6 million and $90.0 million, respectively. The increase (decrease) in estimated fair value was $42.6 million, $61.0 million and $(91.0) million for 2005, 2004 and 2003, respectively.

        At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $2.60 billion and $2.55 billion. Reinsurance payables related to insurance contracts totaling $39.7 million and $35.5 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $288.4 million and $381.1 million at December 31, 2005 and 2004, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2005 and 2004 were $624.6 million and $653.0 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Direct premiums....................................   $       901.0      $       828.9       $      913.8
       Reinsurance assumed................................           170.1              191.2              153.2
       Reinsurance ceded..................................          (189.4)            (140.5)            (177.6)
                                                            -----------------  -----------------   -----------------
       Premiums...........................................   $       881.7      $       879.6       $      889.4
                                                            =================  =================   =================

       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $       169.3      $       134.8       $      100.3
                                                            =================  =================   =================
       Policyholders' Benefits Ceded......................   $       300.2      $       361.0       $      390.9
                                                            =================  =================   =================
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $        50.9      $        50.2       $       49.7
                                                            =================  =================   =================


13)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula or, for certain participants, years of service and final average earnings, if greater, under certain grandfathering rules in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $78.7 million in 2005. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for the year ended 2006.

        Components of net periodic pension expense follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Service cost.......................................   $        36.0      $        34.6       $       31.8
       Interest cost on projected benefit obligations.....           123.7              121.9              122.6
       Expected return on assets..........................          (173.7)            (170.9)            (173.9)
       Net amortization and deferrals.....................            78.8               64.7               53.4
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        64.8      $        50.3       $       33.9
                                                            =================  =================   =================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Benefit obligations, beginning of year.................................  $     2,212.0       $    2,013.3
       Service cost...........................................................           30.0               28.6
       Interest cost..........................................................          123.7              121.9
       Actuarial losses ......................................................          128.7              184.0
       Benefits paid..........................................................         (128.9)            (135.8)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,365.5       $    2,212.0
                                                                               =================   =================

        The change in plan assets and the funded status of the pension plans was as follows:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2005               2004
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

       Plan assets at fair value, beginning of year.............................. $    2,126.7       $     2,015.1
       Actual return on plan assets..............................................        208.9               243.9
       Contributions.............................................................         78.5                11.4
       Benefits paid and fees....................................................       (135.6)             (143.7)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,278.5             2,126.7
       Projected benefit obligations.............................................      2,365.5             2,212.0
                                                                                  ----------------  -----------------
       (Underfunding) excess of plan assets over projected benefit obligations...        (87.0)              (85.3)
       Unrecognized prior service cost...........................................        (24.4)              (29.8)
       Unrecognized net loss from past experience different
         from that assumed.......................................................        957.3               947.5
       Unrecognized net asset at transition......................................         (1.0)               (1.3)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      844.9       $       831.1
                                                                                  ================  =================

        The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $868.3 million and $852.4 million and the accrued liabilities for pension plans with accumulated benefit obligations in excess of plan assets were $23.4 million and $21.3 million at December 31, 2005 and 2004, respectively.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              DECEMBER 31,
                                                         ------------------------------------------------------------
                                                                   2005                             2004
                                                         --------------------------------  --------------------------
                                                                                 (IN MILLIONS)
                                                                ESTIMATED                       Estimated
                                                                FAIR VALUE           %          Fair Value      %
                                                         ------------------------- ------  ------------------ ------

       Corporate and government debt securities........    $       452.3           19.9    $      450.1       21.2
       Equity securities...............................          1,526.5           67.0         1,468.0       69.0
       Equity real estate .............................            221.8            9.7           192.8        9.1
       Short-term investments..........................             77.9            3.4            14.9         .7
       Other...........................................               -               -              .9          -
                                                         -------------------------         ------------------
       Total Plan Assets...............................    $     2,278.5                   $    2,126.7
                                                         =========================         ==================

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the blended or level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that used at December 31, 2004 and years prior thereto for purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2005               2004
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.25%              5.75%
         Periodic cost....................................................        5.75%              6.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              5.75%
       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        The aggregate accumulated benefit obligation and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $66.9 million and $47.9 million at December 31, 2005 and $59.3 million and $40.7 million at December 31, 2004, respectively. The accumulated benefit obligation for all defined benefit pension plans was $2,289.9 million and $ 2,072.6 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was $2,365.5 million at December 31, 2005 and $2,212.0 million at December 31, 2004.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $21.7 million, $23.2 million and $24.5 million for 2005, 2004 and 2003, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.


                                              Pension Benefits
                                            --------------------
                                               (In Millions)

                  2006......................$      158.2
                  2007......................       169.1
                  2008......................       169.4
                  2009......................       172.5
                  2010......................       174.2
                 Years 2011-2015............       889.8

       The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $186.2 million, $146.7 million and $124.2 million for 2005, 2004 and 2003, respectively (including $29.1 million, $61.3 million and $85.1 million for 2005, 2004 and 2003, respectively, relating to the Bernstein deferred compensation plan).

14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate floors and interest rate swaps. In addition, the Company periodically enters into futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2005, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2005 and 2004, respectively the outstanding notional amount of interest rate floors was $24.0 billion and $12.0 billion. For 2005 and 2004, respectively, net unrealized losses of $3.7 million and $3.9 million were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

        The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $29,290 million at December 31, 2005 and, in 2004, initiated a similar program to hedge certain risks associated with the GMIB feature of certain annuity products with a total account value of $14,164 million at December 31, 2005. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. AXA Financial Group retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2005, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and

        NASDAQ 100 indices, having aggregate notional totals of $1,848.0 million and initial margin requirements of $99.4 million. Contracts are net settled daily. At December 31, 2005, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having aggregate notional totals $286.6 million and initial margin requirements of $5.0 million. Contracts are net settled daily. For 2005 and 2004, net realized gains (losses) of $(140.9) million and $(63.1) million and net unrealized gains (losses) of $59.2 million and (20.6) million were recognized from futures contracts utilized in this program and were partially offset by similar declines in the GMDB and GMIB reserve. AXA Equitable is exposed to equity market fluctuations through investments in its variable annuity Separate Accounts. In 2005, AXA Equitable initiated a program utilizing exchange traded equity futures designed to minimize such risk. At December 31, 2005, AXA Equitable had open exchange-traded futures positions with an aggregate notional amount of $73.3 million and an initial margin requirement of $4.0 million.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2005 and 2004 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Notional Amount by Derivative Type:
          Options:
              Floors..........................................................  $    24,000         $   12,000
              Exchange traded U.S. Treasuries and equity index futures........        2,208              1,113
                                                                               -----------------   -----------------
          Total...............................................................  $    26,208         $   13,113
                                                                               =================   =================

        At December 31, 2005 and 2004 and during the years then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2005, 2004 and 2003 were reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2005, 2004 and 2003, respectively, investment results on derivative positions, principally in Net investment income, included gross gains of $84.2 million, $26.2 million and $0.6 million and gross losses of $169.7 million, $114.2 million and $42.6 million that were recognized.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2005 and 2004.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2005                                2004
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Consolidated:
       -------------
       Mortgage loans on real estate..........   $    3,233.9     $     3,329.0     $    3,131.9     $     3,321.4
       Other limited partnership interests....          937.3             937.3            891.0             891.0
       Policy loans...........................        3,824.2           4,245.6          3,831.4           4,358.2
       Policyholders liabilities:
         Investment contracts.................       18,021.0          18,289.1         17,755.5          18,175.5
       Long-term debt.........................          207.4             240.2            607.3             665.9

       Closed Block:
       -------------
       Mortgage loans on real estate..........   $      930.3     $       957.7     $    1,098.8     $     1,162.9
       Other equity investments...............            3.3               3.3              3.8               3.8
       Policy loans...........................        1,284.4           1,454.1          1,322.5           1,535.4
       SCNILC liability.......................           11.4              11.6             13.1              13.1

       Wind-up Annuities:
       ------------------
       Mortgage loans on real estate..........   $        6.7     $         7.1     $       21.4     $        23.1
       Other equity investments...............            3.1               3.1              4.4               4.4
       Guaranteed interest contracts..........            6.5               6.4              6.8               6.8
       Long-term debt.........................          101.7             101.7            101.7             101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements included commitments by the Company to provide equity financing of $465.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $60.5 million of undrawn letters of credit related to reinsurance at December 31, 2005. AXA Equitable had $46.9 million in commitments under existing mortgage loan agreements at December 31, 2005.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2005, AllianceBernstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable,and AXA Life, like other life and health insurers, from time to time are involved in such litigations.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of subaccount transfers, and
        (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and AXA Financial from the amended complaint, and dismissed the conversion claims in June 2001. In July 2004, the court dismissed EMERALD's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, EMERALD filed an amended complaint and AXA Equitable filed a partial motion to dismiss the amended complaint, which was granted. In September 2004, the Court granted EMERALD's motion to dismiss several affirmative defenses asserted by AXA Equitable. In December 2005, the Court granted summary judgment on liability with respect to three of EMERALD's causes of action. In January 2006, AXA Equitable filed a motion for reconsideration. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced a separate action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. Defendants' counterclaims, filed in March 2002, allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. In September 2004, the court granted AXA Equitable's motion to dismiss this action and retained jurisdiction over EMERALD's counterclaims in the action.

        In January 2004, DH2, Inc., an entity related to Emerald Investments LP filed a lawsuit in the United States District Court for the Northern District of Illinois against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In July 2004, DH2 filed an amended complaint adding the individual trustees of EQAT as defendants. In March 2005, the Court granted all defendants' motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. In April 2005, DH2 filed a second amended complaint, which alleges claims substantially similar to those included in the original amended complaint. In December 2005, the court granted in part and denied in part, defendant's motion to dismiss the second amended complaint.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing. In April 2005, the Court denied the cross motions for summary judgment without prejudice. In July 2005, the parties refiled cross motions for summary judgment, and an evidentiary hearing was held in August 2005 on one of the claims.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life". The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In March 2004, the District

        Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy". In May 2005, the Court granted AXA Equitable's motion for summary judgment and dismissed the remaining claim of violation of ERISA. In May 2005, the plaintiffs filed an appeal to the 7th Circuit Court of Appeals.

        In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders holding approximately 3.6 million shares of MONY common stock who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder.

        The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint, which is pending.

        ALLIANCE LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein. The principal allegations of the Enron Complaint, as they pertain to AllianceBernstein, are that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, a director of Enron, who was at that time an employee of AllianceBernstein and a director of the general partner of AllianceBernstein (the "General Partner"), signed the registration statement at issue. Plaintiffs therefore assert that AllianceBernstein is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. In June 2002, AllianceBernstein moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to AllianceBernstein, was filed. AllianceBernstein filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, AllianceBernstein filed its opposition to class certification. AllianceBernstein's motion is pending. The case is currently in discovery.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Alfred Harrison (a former director) and the AllianceBernstein Premier Growth Fund (now known as the AllianceBernstein Large Cap Growth Fund "Large Cap Growth Fund") alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Large Cap Growth Fund's losses as a result of Large Cap Growth Fund's investment in shares of Enron and a recovery of all fees paid by Large Cap Growth Fund to AllianceBernstein beginning November 1, 2000. In March 2003, the court granted AllianceBernstein's motion to transfer the JAFFE COMPLAINT to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The AMENDED JAFFE COMPLAINT alleges violations of Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the AMENDED JAFFE COMPLAINT alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Large Cap Growth Fund by causing Large Cap Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Large Cap Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the AMENDED JAFFE COMPLAINT. In May 2005, the court granted defendant's motion and dismissed the case on the ground that plaintiff failed to make a demand on the Large Cap Growth Fund's Board of Directors ("LCG Board") pursuant to Rule 23.1 of the Federal Rules of Civil Procedure. Plaintiff's time to file an appeal has expired. In June 2005, plaintiff made a demand on the LCG Board, requesting that the LCG Board take action against AllianceBernstein for the reasons set forth in the AMENDED JAFFE COMPLAINT. In December 2005, the LCG Board rejected plaintiff's demand.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Large Cap Growth Fund and individual directors and certain officers of Large Cap Growth Fund. In August 2003, the court granted AllianceBernstein's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("AMENDED GOGGINS COMPLAINT") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Large Cap Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the AMENDED GOGGINS COMPLAINT alleges that the Large Cap Growth Fund's investment in Enron was inconsistent with the Large Cap Growth Fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissionary relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Large Cap Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, AllianceBernstein moved to dismiss the AMENDED GOGGINS COMPLAINT. In December 2004, the court granted AllianceBernstein's motion and dismissed the case. In January 2005, plaintiffs appealed the court's decision. In January 2006, the U.S. Court of Appeals for the Third Circuit affirmed the dismissal. Plaintiffs' time to seek further review of the court's decision expires on April 13, 2006.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, Illinois against AllianceBernstein. Plaintiff, purportedly a shareholder in the Large Cap Growth Fund, alleged that AllianceBernstein breached unidentified provisions of Large Cap Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Large Cap Growth Fund's portfolio must be a "1-rated" stock, the highest rating that AllianceBernstein's research analysts could assign. Plaintiff alleges that AllianceBernstein impermissibly purchased shares of stocks that were not 1-rated. In June 2004, plaintiff filed an amended complaint ("AMENDED ERB COMPLAINT") in the Circuit Court of St. Clair County, Illinois. The AMENDED ERB COMPLAINT allegations are substantially similar to those contained in the previous complaint, however, the AMENDED ERB COMPLAINT adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by AllianceBernstein's Large Cap Growth Team. The AMENDED ERB COMPLAINT alleges that AllianceBernstein breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks AllianceBernstein made for Large Cap Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, AllianceBernstein removed the ERB action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, AllianceBernstein filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss AllianceBernstein's appeal. In September 2005, AllianceBernstein's appeal was denied.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, the U.S. Funds, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The HINDO COMPLAINT alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the HINDO COMPLAINT were filed in various Federal and state courts against AllianceBernstein and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974,as amended ("ERISA"), certain state securities statutes and common law. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

        In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance (the "NYAG AoD"). The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between AllianceBernstein and the U.S. Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by AllianceBernstein. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits. All of these lawsuits seek an unspecified amount of damages.

        In February 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from the Office of the State Auditor, Securities Commission, for the State of West Virginia ("WV Securities Commissioner") (subpoena and request together, the "Information Requests"). Both Information Requests required AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in its sponsored mutual funds. AllianceBernstein responded to the Information Requests and has been cooperating fully with the investigation.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("Wvag Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG COMPLAINT was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG COMPLAINT makes factual allegations generally similar to those in the HINDO COMPLAINT. In May 2005, defendants removed the WVAG COMPLAINT to the U.S. District Court for the Northern District of West Virginia. In July 2005, plaintiff moved to remand. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In January 2006, AllianceBernstein, AllianceBernstein Holding and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief.

        AXA Financial, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the AllianceBernstein Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. AXA Financial is named as a defendant in the mutual fund complaint and the ERISA complaint. As previously disclosed, AllianceBernstein recorded charges to income totaling $330 million during the second half of 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2005, AllianceBernstein paid $8 million related to market timing and has cumulatively paid $310 million related to these matters (excluding the WVAG COMPLAINT-related expenses).

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("AUCOIN COMPLAINT") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The AUCOIN COMPLAINT names the U.S. Funds as nominal defendants. The AUCOIN COMPLAINT was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The AUCOIN COMPLAINT alleges, among other things,
        (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The AUCOIN COMPLAINT asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the AUCOIN COMPLAINT were filed against AllianceBernstein and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of U.S. Funds.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "AUCOIN CONSOLIDATED AMENDED COMPLAINT") that asserts claims substantially similar to the AUCOIN COMPLAINT and the nine additional lawsuits referenced above. In October 2005, the District Court dismissed each of the claims set forth in the AUCOIN CONSOLIDATED AMENDED COMPLAINT, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. Plaintiffs have moved for leave to amend their consolidated complaint.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $160.6 million, $153.3 million, $145.1 million, $130.9 million, $126.4 million and $647.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $5.4 million, $3.8 million, $3.1 million, $2.5 million, $2.5 million and $15.8 million thereafter.

        At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $104.1 million, $105.4 million, $113.8 million, $112.6 million, $112.6 million and $997.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2006 and the four successive years are $0.5 million, $0.5 million, $0.3 million and $0.2 million.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $511.1 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Insurance Group statutory net income totaled $780.4 million, $571.4 million and $549.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,241.7 million and $5,201.5 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $500.0 million and $400.0 million.

        At December 31, 2005, the Insurance Group, in accordance with various government and state regulations, had $27.5 million of securities deposited with such government or state agencies.

        At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $       779.6      $       196.8       $       43.4
       Change in AVR......................................           260.6              528.1              152.2
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,040.2              724.9              195.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................           (51.9)            (398.8)            (245.7)
         DAC..............................................           598.0              529.2              556.1
         Deferred income taxes............................           227.6              122.5               30.9
         Valuation of investments.........................            40.0               10.1               39.6
         Valuation of investment subsidiary...............        (1,278.3)            (460.3)            (321.6)
         Change in fair value of guaranteed minimum
            income benefit reinsurance contracts..........            42.6               61.0              (91.0)
         Shareholder dividends paid.......................           500.0              500.0              400.0
         Changes in non-admitted assets...................              .5              (74.7)             (35.1)
         Other, net.......................................           (75.8)             (98.9)              (2.1)
         GAAP adjustments for Wind-up Annuities...........            30.9               14.9               (2.3)
                                                            -----------------  -----------------   -----------------
       Net Earnings of the Insurance Group................   $     1,073.8      $       929.9       $      524.4
                                                            =================  =================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2005               2004                2003
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)

       Statutory surplus and capital stock................   $     5,111.1      $     4,331.5       $    4,134.7
       AVR................................................         1,130.6              870.0              341.9
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         6,241.7            5,201.5            4,476.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................        (1,934.0)          (1,882.1)          (1,483.3)
         DAC..............................................         7,557.3            6,813.9            6,290.4
         Deferred income taxes............................        (1,294.6)          (1,770.4)          (1,729.8)
         Valuation of investments.........................         1,281.6            2,237.6            2,196.3
         Valuation of investment subsidiary...............        (3,251.6)          (1,973.3)          (1,513.0)
         Fair value of guaranteed minimum income
            benefit reinsurance contracts.................           132.6               90.0               29.0
         Non-admitted assets..............................         1,056.0            1,055.5            1,130.2
         Issuance of surplus notes........................          (524.8)            (599.7)            (599.6)
         Other, net.......................................           258.3              147.9               77.7
         GAAP adjustments for Wind-up Annuities...........           (80.6)             (96.4)            (103.9)
                                                            -----------------  -----------------   ------------------
       Equity of the Insurance Group......................   $     9,441.9      $     9,224.5       $    8,770.6
                                                            =================  =================   ==================


19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment is principally comprised of the investment management business of AllianceBernstein. AllianceBernstein provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds, mutual funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $123.7 million, $118.4 million and $103.0 million for 2005, 2004 and 2003, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     5,771.2      $      5,447.7     $     4,734.4
       Investment Services................................         3,265.0             3,031.5           2,738.5
       Consolidation/elimination..........................           (84.7)              (82.8)            (70.4)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     8,951.5      $      8,396.4     $     7,402.5
                                                            =================  =================  ==================

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $     1,120.8      $        946.3     $       631.6
       Investment Services................................           924.2               728.8             318.6
       Consolidation/elimination..........................              -                  (.9)               -
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,045.0      $      1,674.2     $       950.2
                                                            =================  =================  ==================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   118,803.7      $    110,141.1     $    98,822.1
       Investment Services................................        15,161.4            14,326.3          15,410.1
       Consolidation/elimination..........................             2.0                26.7              33.1
                                                            -----------------  -----------------  ------------------
       Total Assets.......................................   $   133,967.1      $    124,494.1     $   114,265.3
                                                            =================  =================  ==================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2005
       ----
       Total Revenues................   $     2,212.5      $     2,224.2       $    2,151.4         $    2,363.4
                                       =================  =================   ==================   ==================

       Earnings from Continuing
         Operations..................   $       265.1      $       278.5       $      281.6         $      233.4
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

       2004
       ----
       Total Revenues................   $     2,131.8      $     2,027.0       $    2,100.4         $    2,165.7
                                       =================  =================   ==================   ==================

       Earnings from
         Continuing Operations.......   $       227.4      $       269.3       $      204.6         $      192.5
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       226.6      $       270.5       $      220.2         $      212.6
                                       =================  =================   ==================   ==================



21)     ACCOUNTING FOR SHARE-BASED COMPENSATION

        AXA Financial sponsors a stock incentive plan for employees of AXA Equitable. AllianceBernstein sponsors its own stock option plans for certain employees.

        In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001. The Company recorded an increase in the Stock Appreciation Rights liability of $31.2 million, $14.3 million and $12.0 million for 2005, 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2005, 2004 and 2003. At December 31, 2005, the Stock Appreciation Rights liability was $50.9 million.

        The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Accordingly, no compensation expense for employee stock option awards is recognized in the consolidated statements of earnings for the years 2005, 2004, and 2003, respectively, as all are for a fixed number of shares and their exercise price equals the market value of the underlying shares on the date of grant. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by AXA Financial Group under the fair-value-based method of SFAS No. 123.

                                                                  2005               2004                 2003
                                                            -----------------  -----------------   -------------------
                                                                                  (IN MILLIONS)

       Net income, as reported............................   $     1,073.8      $       929.9       $      524.4
       Less: total stock-based employee compensation
          expense determined under fair value method for
          all awards, net of income tax benefit...........           (23.2)             (21.4)             (35.8)
                                                            -----------------  -----------------   -------------------
       Pro Forma Net Earnings.............................   $     1,050.6      $       908.5       $      488.6
                                                            =================  =================   ===================

        For purpose of preparing the SFAS 123 pro-forma disclosures above, the Black-Scholes-Merton formula was used by the Company to estimate the fair values of the option awards. Shown below are the relevant input assumptions used to derive those values. For the 2005 awards of options to purchase AXA ordinary shares and AXA ADRs, implied volatilities were considered in determining the stock price volatility assumption and the expected dividend was calculated as a yield. With respect to the valuation of options to purchase AXA ADRs, these methodologies each constitute a change in accounting estimate. The assumptions applied in previous years primarily considered historical realized stock price volatility and defined the expected dividend as an annual amount. These changes are consistent with the fair value measurement objectives of SFAS Nos. 123 and 123(R) and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS 123(R).

                                         AXA              AXA Financial            AllianceBernstein
                                     ----------- -----------------------------  ------------------------
                                        2005       2005       2004       2003     2005     2004   2003
                                     ----------- ---------- ---------- -------  -------- ------- -------

       Dividend yield..............     3.15%      3.01%      2.24%     2.48%     6.2%     3.5%   6.1%

       Expected volatility.........      25%        25%        43%       46%       31%      32%    32%

       Risk-free interest rate.....     3.09%      4.27%      2.86%     2.72%     3.7%     4.0%   3.0%

       Expected life in years......       5          5          5         5        3        5       5

       Weighted average fair
         value per option at
         grant date................     $4.30      $4.85      $6.94     $4.39     $7.04    $8.00  $5.96


        A summary of the activity in the option shares of AXA Financial and AllianceBernstein's option plans follows, including information about options outstanding and exercisable at December 31, 2005. In addition to the activity presented below, approximately 3.5 million options to purchase AXA ordinary shares were granted on March 29, 2005 under the Stock Option Plan at an exercise price of 20.87 euros. These awards have a contractual life of 10 years; none are exercisable at December 31, 2005.

                                                       AXA FINANCIAL                      ALLIANCEBERNSTEIN
                                             -----------------------------------   ---------------------------------
                                                                   WEIGHTED                            WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS         EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             ------------------ ----------------   --------------- -----------------

       Balance at January 1, 2003.......          35.3              $25.14              16.4           $34.92
         Granted........................           9.1              $12.60                .1           $35.01
         Exercised......................          (1.7)              $7.85              (1.2)          $17.26
         Forfeited......................          (1.8)             $25.16              (1.5)          $43.27
                                             ------------------                    ---------------

       Balance at December 31, 2003.....          40.9              $23.04              13.8           $35.55
         Granted........................           7.2              $20.66                .1           $33.00
         Exercised......................          (2.5)             $14.82              (2.5)          $18.43
         Forfeited......................          (1.6)             $23.74              (1.8)          $46.96
                                             ------------------                    ---------------

       Balance at December 31, 2004.....          44.0              $23.03               9.6           $37.82
         Granted........................           1.8              $26.77                -            $45.45
         Exercised......................          (5.7)             $15.58              (1.7)          $24.13
         Forfeited......................          (1.5)             $29.22               (.4)          $47.10
                                             ------------------                    ---------------

       Balance at December 31, 2005 ....          38.6              $24.06               7.5           $40.45
                                             ==================                    ===============

        (1)  The 2005 AllianceBernstein grants totalled 17,604 Units.

        Information about options outstanding and exercisable at December 31, 2005 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                              --------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
             RANGE OF              NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
             EXERCISE           OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
              PRICES           (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
       --------------------   ----------------- ---------------- ---------------   ------------------   ----------------

             AXA ADRs
       --------------------
         $ 6.33 - $ 8.97               .1               .61           $ 8.13               .1                $ 8.13
         $10.13 - $15.12              7.4              6.45           $12.67              4.3                $12.79
         $15.91 - $22.84             12.3              6.63           $19.62              8.0                $19.06
         $25.96 - $32.86             14.5              3.57           $30.16             12.1                $30.64
         $35.85                       4.3              3.43           $35.85              4.3                $35.85
                              -----------------                                    ------------------
         $  6.33 - $35.85            38.6              5.08           $24.06             28.8                $24.06
                              =================                                    ==================

         AllianceBernstein
           Holding Units
       --------------------
       $12.56 - $18.47                .6               1.59           $16.28               .6                $16.28
       $25.63 - $30.25               1.2               3.54           $28.61              1.2                $28.62
       $32.52 - $48.50               2.8               5.96           $39.62              2.0                $41.85
       $50.15 - $50.56               1.6               5.92           $50.25              1.3                $50.25
       $51.10 - $58.50               1.3               4.95           $53.77              1.3                $53.77
                              -----------------                                    ------------------
       $12.56 - $58.50               7.5               5.02           $40.45              6.4                $40.79
                              =================                                    ==================

        The Company's ownership interest in AllianceBernstein will continue to be reduced upon the exercise of unit options granted to certain AllianceBernstein employees. Options are exercisable over periods of up to ten years.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, other AllianceBernstein Holding unit based awards, or any combination thereof. At December 31, 2005, approximately 10.9 million AllianceBernstein Holding units of a maximum 41.0 million units were subject to options granted and 0.2 million AllianceBernstein Holding units were subject to awards made under this plan.

22)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $57.2 million and $55.0 million, respectively, for 2005 and 2004.

        The Company paid $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2005 and 2004. The Company charged AXA Distribution's subsidiaries $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $32.8 million, $30.2 million and $16.7 million in 2005, 2004 and 2003, respectively.

        Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $30.4 million, $38.9 million and $32.5 million in 2005, 2004 and 2003, respectively.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $57.9 million, $28.6 million and $9.0 million of premiums and $26.3 million, $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2005, 2004 and 2003, respectively.

        In 2004, as a result of AXA Financial's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the write-off of capitalized software. During 2005 and 2004, total severance payments made to employees totaled $19.2 million and $5.0 million, respectively.

        In 2005, AXA Financial issued a note to AXA-Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein described below:

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       Investment advisory and services fees..............   $       729.3      $        746.6     $       748.2
       Distribution revenues..............................           397.8               447.3             436.0
       Shareholder servicing fees.........................            99.3               116.0             126.4
       Other revenues.....................................             8.0                 8.8              11.4
       Brokerage..........................................             2.4                 4.2               4.4

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.


DIRECTORS



------------------------------------------------------------------------------------------------------------------------------------
Name and
Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries              Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since September
AXA                            1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman (February 1996 to
25, Avenue Matignon            April 1998). Chairman of the Management Board (since May 2001) and Chief Executive Officer of
75008 Paris, France            AXA (January 2000 to May 2002); Vice Chairman of AXA's Management Board (January 2000 to May
                               2001). Director or officer of various subsidiaries and affiliates of the AXA Group.
                               Director of Alliance
                               Capital Management Corporation, the general partner of Alliance Holding and Alliance. A former
                               Director of Donaldson, Lufkin and Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                  Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since February
AXA                            1998). Member of the AXA Management Board (since February 2003) and Chief Financial Officer
25, Avenue Matignon            (since May 2003), prior thereto, Executive Vice President, Control and Strategy, AXA (January 2000
75008 Paris, France            to May 2003); prior thereto Senior Executive Vice President, International (US-UK-Benelux) AXA
                               (January 1997 to January 2000); Member of the AXA Executive Committee (since
                               January 2000); Director, AXA Financial (since November 2003), Alliance Capital
                               Management Corporation (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson          Director, MONY Life and MONY America (since July 2004); Retired Corporate Vice President, Core
Henderson Advisory Consulting  Business Development of Bestfoods (June 1999 to December 2000). Prior thereto, President,
425 East 86th St.              Bestfoods Grocery (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 2000).
New York, NY 10028             Director, Del Monte Foods Co., PACTIV Corporation and The "Shell" Transport and Trading Company,
                               plc.; Former Director, Hunt Corporation (1992 to 2002); Director, AXA Financial
                               and AXA Equitable (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins               Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since December
Morgan Stanley                 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan Stanley Funds
Harborside Financial Center    (since June 2000); Director, AXA Financial (since December 2002); President and Chief Operating
Plaza Two, Second Floor        Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June 1997 to June 2000); President
Jersey City, NJ 07311          and Chief Operating Officer -- Dean Witter Securities, Dean Witter Discover & Co. (1993 to May
                               1997); Director and Chairman of the Executive Committee, Georgetown
                               University Board of Regents; Director, The American Ireland Fund; Member; and a
                               member of The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain               Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since July 1992).
Jarmain Group Inc.             President, Jarmain Group Inc. (since 1979); and officer of director of several affiliated companies.
77 King Street West            Director, AXA Insurance (Canada), Anglo Canada General Insurance Company, Alliance Capital
Suite 4545                     Management Corporation, AXA Pacific Insurance Company and AXA Australia, a former Alternate
Toronto, Ontario M5K 1K2       Director, AXA Asia Pacific Holdings Limited (December 1999 to September 2000) and a former
Canada                         Director of DLJ (October 1992 to November 2000). Director of AXA Financial (since July 1992).
------------------------------------------------------------------------------------------------------------------------------------
Christina M. Johnson           Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since September
Christina Johnson              2002). Former President and Chief Executive Officer of Saks Fifth Avenue Enterprises (February 2001
  and Associates               to October 2003); President and Chief Executive Officer, Saks Fifth Avenue (February 2000 to February
200 Railroad Ave.              2001); Director, AXA Financial (since September 2002); Director, Women In Need, Inc.; Regional Vice
Greenwich, CT 06830            President for the Greater New York Area, National Italian American Foundation.
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(1)

------------------------------------------------------------------------------------------------------------------------------------
Name and
Principal Business Address     Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since September
Six Sigma Academy              2002). Chief Executive Officer, (since February 2005) of Six Sigma Academy. Prior thereto, President
315 East Hopkins Street        (May 2004 to February 2005). Prior thereto, Vice Chairman (March 2003 to May 2004), Hyatt Hotels
Aspen, CO 81611                Corporation; President (January 2000 to March 2003); Director, AXA Financial (since September
                               2002); Director, Schindler Holdings, Ltd. (since January 2002), NAVTEQ (since May 2004); Director,
                               Interval International (January 1998 to June 2003); Executive Vice President, Hyatt Development
                               Corporation (1997 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia               Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since November
Ameritrade Holding Corporation 2002). Chief Executive Officer, Ameritrade Holding Corporation (since March 2001); Director, AXA
4211 South 102nd Street        Financial (since November 2002); Senior Vice President, Merrill Lynch & Co., Inc. (1984 to March
Omaha, NE 68127                2001).
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                 Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since March
1 Briarwood Lane               1999); Special Assistant to the President, St. John's University (September 2003 to June 2005); prior
Denville, NJ 07834             thereto, Dean, Peter J. Tobin College of Business, St. John's University (August 1998 to September
                               2003). Director, Alliance Capital Management Corporation (since May 2000); The CIT Group, Inc. (May
                               1984 to June 2001, June 2002 to present), H. W. Wilson Company and Junior Achievement of New
                               York, Inc. and Member and Officer of Rock Valley Tool, LLC. Director of AXA Financial (since March
                               1999) and Director, P.A. Consulting (since 1999).
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert               Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since May
78 Pine Street                 2001); Director (October 1992 to December 2004), Chairman of the Board (May 2001 to December
New Canaan, CT 06840           2004) and Chief Executive Officer (January 1999 to June 2003), Alliance Capital Management
                               Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment Officer (May 1993 to
                               January 1999), Alliance Capital Management Corporation; Director, AXA Financial (since May 2001);
                               Vice Chairman of the Board of Trustees of Colgate University; Trustee of the Mike Wolk Heart
                               Foundation; Member of the Investment Committee of the New York Community Trust.
------------------------------------------------------------------------------------------------------------------------------------


OFFICERS - DIRECTORS



------------------------------------------------------------------------------------------------------------------------------------
Name and
Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron        Director, Chairman of the Board, President (July 2004 to September 2005, February 2006 to present)
                              and Chief Executive Officer, MONY Life and MONY America (since July 2004); Chairman of the Board,
                              President (July 2004 to September 2005) and Chief Executive Officer, MONY Holdings, LLC (since July
                              2004); Director, Chairman of the Board, President (May 2002 to September 2005, February 2006 to
                              present) and Chief Executive Officer, AXA Equitable (since May 2001); Director, President and Chief
                              Executive Officer, AXA Financial (since May 2001); Chairman of the Board, President (May 2001 to
                              September 2005, February 2006 to present) and Chief Executive Officer (AXA Financial Services, LLC
                              (since May 2001); Member of AXA's Management Board (since May 2001); Director (since May 2004)
                              and President (since September 2005), AXA America Holdings, Inc.; Director, Alliance Capital
                              Management Corporation (since May 2001); Director, Chairman of the Board, President (June 2001 to
                              September 2005, January 2006 to present) and Chief Executive Officer, AXA Life and Annuity
                              Company (since June 2001); Director, The Advest Group, Inc. (July 2004 to December 2005); Director
                              and Treasurer, The American Ireland Fund (since 1999); Board of Trustees of The University of Scranton
                              (1995 to 2002); Former Member of the Investment Company Institute's Board of Governors (October
                              2001 to 2005); prior thereto, October 1997 to October 2000) and Executive Committee (1998 to
                              2000); Former Trustee of The University of Pittsburgh; Former Director, St. Sebastian Country Day
                              School (1990 to June 2005); Former Director, the Massachusetts Bankers Association; President and
                              Chief Operating Officer, Mellon Financial Corporation (1999 to 2001); Chairman and Chief Executive
                              Officer, Dreyfus Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------


A(2)

------------------------------------------------------------------------------------------------------------------------------------
Name and
Principal Business Address    Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin              Director, Vice Chairman of the Board and Chief Financial Officer, MONY Life and MONY America (since
                              July 2004); Vice Chairman of the Board and Chief Financial Officer, MONY Holdings, LLC (since July
                              2004); Director, Vice Chairman of the Board (since February 1998) and Chief Financial Officer (since
                              May 1996), AXA Equitable. Director (since November 2003), Vice Chairman of the Board (since
                              November 1999) and Chief Financial Officer (since May 1997) and prior thereto, Executive Vice
                              President (May 1996 to November 1999), Senior Executive Vice President (February 1998 to
                              November 1999), AXA Financial; Executive Vice President, Member of the Executive Committee and
                              Management Board of AXA. Director, Vice Chairman and Chief Financial Officer (since December
                              1999) AXA Life and Annuity Company; AXA Financial Services, LLC and AXA Distribution Holding
                              Corp. (since September 1999). Director (since May 2004) and Executive Vice President (since
                              September 2005), AXA America Holdings, Inc. Director, Chairman of U.S. Financial Life Insurance
                              Company (Sept. 2004 to present); Director, The Advest Group, Inc. (July 2004 to December 2005).
                              Director, Alliance Capital Management Corporation (since July 1997). Formerly a
                              Director of DLJ (from June 1997 to November 2000). Prior thereto, Co-Chairman, Insurance Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------------


OTHER OFFICERS


-----------------------------------------------------------------------------------------------------------------------------------
Name and
Principal Business Address    Business Experience Within the Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                Executive Vice President and AXA Group Deputy Chief Information Officer, MONY Life and MONY
                              America (since July 2004); Executive Vice President (since February 1998) and AXA Group Deputy
                              Chief Information Officer (since February 2001); AXA Equitable and AXA Financial Services, LLC (since
                              September 1999). Director, President and Chief Executive Officer, AXA Technology Services (since
                              2002); prior thereto, Chief Information Officer (November 1994 to February 2001). Previously held other officerships with AXA Equitable.
-----------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins              Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice President
                              (since January 2002), AXA Equitable; Executive Vice President (since January 2002), AXA Financial
                              Services, LLC; prior thereto, Senior Vice President and Managing Director, Worldwide Human
                              Resources, Chubb and Son, Inc. (1999 to 2001); Senior Vice President and Deputy Director of
                              Worldwide Human Resources, Chubb and Son, Inc. (1998 to 1999).
-----------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                  Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                              (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA Financial,
                              Inc.; Senior Vice President (since September 1999) AXA Financial Services, LLC; Senior Vice President,
                              AXA America Holdings, Inc. (since September 2005); Senior Vice President (since December 1999)
                              AXA Life and Annuity Company; Director (since June 2003) and Chairman of the Board (June 2003 to
                              March 2005) Frontier Trust Company, FSB ("Frontier"); Director (since July 1999) AXA Advisors LLC;
                              Senior Vice President (since July 1999) and former Director (July 1999 until July 2004) AXA Network,
                              LLC (formerly EquiSource); Director and Officer of various AXA Equitable affiliates.
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            A(3)

------------------------------------------------------------------------------------------------------------------------------------
Name and
Principal Business Address  Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne              Senior Vice President and Treasurer (July 2004 to present), and Chief Investment Officer (September
                            2004 to present), MONY Financial Services, Inc., MONY Holdings, LLC., MONY Life Insurance Company
                            and MONY Life Insurance Company of America. Senior Vice President (July 1997 to present), Treasurer
                            (September 1993 to present) and Chief Investment Officer (September 2004 to present), and prior thereto, Vice President (February 1989 to July 1997), Deputy Treasurer (until September 1993), AXA
                            Equitable. Senior Vice President (September 1997 to present), Treasurer (September 1993 to present)
                            and Chief Investment Officer (September 2004 to present), and prior thereto, Vice President (May
                            1992 to September 1997) and Assistant Treasurer (May 1992 to September 1993), AXA Financial, Inc.
                            Senior Vice President and Treasurer (since September 1999) and Chief Investment Officer (since
                            September 2004), AXA Financial Services, LLC. Senior Vice President (since September 2005), AXA
                            America Holdings, Inc. Director (July 2004 to December 2005), The Advest Group, Inc. and Boston
                            Advisors, Inc. Director, Chairman of the Board and President (since July 2004), MONY Capital
                            Management, Inc. Director, Senior Vice President and Treasurer (since July 2004), MONY Benefits
                            Management Corp. Director and Chairman of the Board (July 2004 to May 2005), Matrix Private
                            Equities, Inc. and Matrix Capital Markets Group, Inc. Director and Treasurer (since July 2004), 1740
                            Advisers, Inc. Director, Executive Vice President and Treasurer (since July 2004), MONY Asset
                            Management, Inc., and MONY Agricultural Investment Advisers, Inc. President and Treasurer (since
                            October 2004), MONY International Holdings, LLC. Director, President and Treasurer (since November
                            2004), MONY Life Insurance Company of the Americas, Ltd. and MONY Bank & Trust Company of the
                            Americas, Ltd. Director and Deputy Treasurer (since December 2001), AXA Technology Services. Senior
                            Vice President, Chief Investment Officer (since September 2004) and Treasurer (since December 1997),
                            AXA Life & Annuity Company. Treasurer, Frontier Trust Company, FSB (since June 2000); and AXA
                            Network, LLC (since December 1999). Director (since July 1998), Chairman (since August 2000), and
                            Chief Executive Officer (since September 1997), Equitable Casualty Insurance Company. Senior Vice
                            President and Treasurer, AXA Distribution Holding Corporation (since November 1999); and AXA
                            Advisors, LLC (since December 2001). Director, Chairman, President and Chief Executive Officer
                            (August 1997 to June 2002), Equitable JV Holding Corporation. Director (since July 1997), and Senior
                            Vice President and Chief Financial Officer (since April 1998), ACMC, Inc. Director, President and Chief
                            Executive Officer (since December 2003), AXA Financial (Bermuda) Ltd. Treasurer (November 2000 to
                            December 2003), Paramount Planners, LLC. Vice President and Treasurer (March 1997 to December
                            2002) EQ Advisors Trust. Director (July 1997 to May 2001) and President and CEO (August 1997 to
                            May 2001), EQ Services, Inc. Director, AXA Alternative Advisors, Inc. (formerly AXA Global Structured
                            Products); Director, Executive Vice President and Treasurer (July 2004 to February 2005), MONY Realty
                            Capital, Inc. and MONY Realty Partners, Inc,
-----------------------------------------------------------------------------------------------------------------------------------
Richard Dziadzio            Executive Vice President (July 2004 to present) and Deputy Chief Financial Officer (since September
                            2005) of MONY Life Insurance Company and MONY Life Insurance Company of America. Executive
                            Vice President (September 2004 to present) and Deputy Chief Financial Officer (since September
                            2005) AXA Equitable. Executive Vice President and Deputy Chief Financial Officer (since September
                            2005), AXA Financial, Inc. Executive Vice President (September 2004 to present) and Deputy Chief
                            Financial Officer (since September 2005) of AXA Financial Services, LLC; Director (July 2004 to present)
                            of AXA Advisors, LLC. Director (July 2004 to December 2005) of The Advest Group, Inc.; Director (July
                            2004 to present) of MONY Capital Management, Inc., and MONY Agricultural Investment Advisers,
                            Inc.; Director (July 2004 to May 2005) of Matrix Capital Markets Group, Inc. and Matrix Private
                            Equities, Inc.; Director (July 2004 to present) of MONY Securities Corporation; Director (July 2004 to
                            present) of 1740 Advisers, Inc. Director (November 2004 to present) of Frontier Trust Company, FSB;
                            Director (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY Realty Partners, Inc.
                            Business Support and Development (February 2001 to June 2004) of GIE AXA; Head of Finance
                            Administration (November 1998 to February 2001) of AXA Real Estate Investment Managers.
-----------------------------------------------------------------------------------------------------------------------------------
Mary Beth Farrell           Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice President
                            (since December 2001), AXA Equitable; prior thereto, Senior Vice President (December 1999 to
                            December 2001); Senior Vice President and Controller, GreenPoint Financial/GreenPoint Bank (May
                            1994 to November 1999); Executive Vice President (since December 2001), AXA Financial Services,
                            LLC.
-----------------------------------------------------------------------------------------------------------------------------------


A(4)

------------------------------------------------------------------------------------------------------------------------------------
Name and
Principal Business Address    Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust               Senior Vice President and Deputy General Counsel, MONY Life and MONY America (since July 2004);
                              Senior Vice President and Deputy General Counsel, MONY Holdings, LLC and MONY Financial
                              Services, Inc. (since July 2004); Senior Vice President (since September 1997) and Deputy General
                              Counsel (since November 1999), AXA Equitable; prior thereto, Senior Vice President and Associate
                              General Counsel (September 1997 to October 1999); Senior Vice President and Deputy General
                              Counsel (September 2001 to present), AXA Financial; Senior Vice President (since September 1999)
                              and Deputy General Counsel (since November 1999), AXA Financial Services, LLC. Senior Vice
                              President and Deputy General Counsel, AXA Life and Annuity Company.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel             Senior Vice President and Controller, MONY Life and MONY America (since July 2004); Senior Vice
                              President and Controller, AXA Equitable, AXA Financial, AXA Financial Services, LLC, MONY Holdings,
                              LLC and MONY Financial Services, Inc. Senior Vice President and Controller, AXA
                              Life and Annuity Company (since December 1999). Previously held other officerships with AXA Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora                 Senior Vice President and Auditor (since July 2004) of MONY Financial Services, Inc., MONY Holdings,
                              LLC, MONY Life and MONY America. Senior Vice President (since March 1996) and Auditor (since
                              September 1994) AXA Equitable. Senior Vice President (since March 1996) and Auditor (since
                              September 1994), AXA Financial, Inc.; prior thereto, Vice President and Auditor (September 1984 to
                              March 1996). Senior Vice President and Auditor (since September 1999) AXA Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein             Executive Vice President (since July 2005), MONY Life, MONY America and AXA Financial Services,
                              LLC. Executive Vice President (since July 2005), AXA Equitable. Director (since
                              November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to January
                              2005), JP Morgan Chase; President and Chief Executive Officer (February 1998 to
                              August 2001), Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
James D. Goodwin              Senior Vice President (July 2004 to present) of MONY Life and MONY America. Senior Vice President
                              (February 2001 to present) AXA Equitable. Senior Vice President (February 2001 to present) of AXA
                              Financial Services, LLC; Senior Vice President (April 2002 to present) of AXA Advisors, LLC; Vice
                              President (July 2000 to present) of AXA Network, LLC, AXA Network of Alabama, LLC, AXA Network
                              of Connecticut, Maine and New York, LLC and AXA Network Insurance Agency of Massachusetts, LLC;
                              Vice President (July 2004 to present) of MONY Brokerage, Inc., MBI Insurance Agency of Alabama,
                              Inc., MBI Insurance Agency of Massachusetts, Inc., MBI Insurance Agency of New Mexico, Inc., MBI
                              Insurance Agency of Ohio, Inc. and MBI Insurance Agency of Washington, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                 Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice President
                              (September 2002 to present) AXA Equitable. Senior Vice President (since September 2002) of AXA
                              Financial Services, LLC; Director, President and Chief Operating Officer (since November 2002) AXA
                              Network, LLC; Senior Vice President (since October 2002) AXA Advisors, LLC. Director, President and
                              Chief Operating Officer (since July 2004), MONY Brokerage, Inc. and its subsidiaries. Senior Vice
                              President, Product Manager of Solomon Smith Barney (1996 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Hayes               Senior Vice President (July 2004 to present) of MONY Life and MONY America. Senior Vice President
                              (February 1997 to present) AXA Equitable. Senior Vice President (February 1997 to
                              present) of AXA Financial Services, LLC; Executive Vice President (August 1999 to
                              present) of AXA Advisors, LLC; Director and President (December 1996 to present)
                              of Equitable Structured Settlement Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin             Vice President, Secretary and Associate General Counsel (since June 2005), MONY Life, MONY
                              America and AXA Financial Services, LLC. Vice President, Secretary and Associate General Counsel
                              (since June 2005), AXA Equitable; prior thereto, Counsel (April 2005 to June 2005), Assistant Vice
                              President and Counsel (December 2001 to June 2003), Counsel (December 1996 to December 2001).
                              Vice President, Secretary and Associate General Counsel (since June 2005), AXA Financial, Inc. Vice
                              President and Secretary (since September 2005), AXA America Holdings, Inc. Vice President, Secretary
                              and Associate General Counsel (since June 2005), AXA Life and Annuity Company. Vice President,
                              Secretary and Associate General Counsel (since June 2005), AXA Distribution Holding Corporation.
                              Vice President, Secretary and Associate General Counsel (since June 2005), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------


                                                                            A(5)

------------------------------------------------------------------------------------------------------------------------------------
Name and
Principal Business Address     Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron             Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President, AXA
                               Equitable (since September 2002), Senior Vice President, AXA Financial Services, LLC (since September
                               2002); prior thereto, Managing Director, Management Compensation Group Northwest, LLC (1983 to
                               September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Jones, Jr.           Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice President,
                               AXA Equitable (since February 2004); Executive Vice President, AXA Financial Services, LLC (since
                               February 2004); Director (since December 2003) and Chairman of the Board (since July 2004) prior thereto Co-President and Co-Chief Executive Officer (December 2003 to July 2004), AXA Advisors,
                               LLC; Director and Chairman of the Board (since July 2004); prior thereto, President -- Retail
                               Division (December 2003 to July 2004), AXA Network, LLC. Director and Chairman of the Board (since
                               July 2004), MONY Brokerage, Inc. and its subsidiaries. Regional President of the New York Metro
                               Region (March 2000 to January 2001), Co-General Manager of the Jones/Sages Agency (January 1995 to
                               March 2000).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                 Executive Vice President (since September 2005), MONY Life, MONY America and AXA Financial
                               Services, LLC; prior thereto, Senior Vice President (March 2005 to September 2005). Executive Vice
                               President (since September 2005), AXA Equitable; prior thereto, Senior Vice President (March 2005 to
                               September 2005). Director and Vice Chairman of the Board (since December 2005), AXA Network,
                               LLC, AXA Network of Connecticut, Maine and New York, LLC, AXA Network Insurance Agency of
                               Massachusetts, LLC. Director and Vice Chairman of the Board (since January 2006), MONY Brokerage,
                               Inc and its subsidiaries. Partner (June 1997 to March 2005), McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino              Senior Vice President (July 2004 to present) and Chief Actuary (since September 2005) of MONY Life and MONY America; Senior Vice President and Appointed Actuary (December 2004 to present) of U. S.
                               Financial Life Insurance Company. Senior Vice President (September 2000 to present) and Chief Actuary
                               (since September 2005), Actuary (May 1998 to September 2005) AXA Equitable. Senior Vice President
                               (September 2000 to present) and and Chief Actuary (since September 2005), Actuary (September 1999 to
                               September 2005) of AXA Financial Services, LLC. Director and Vice President (since December 2003)
                               AXA Financial (Bermuda) Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                Executive Vice President and Chief Information Officer (February 2005 to present) of MONY Life and
                               MONY America. Executive Vice President and Chief Information Officer (February 2005 to present);
                               prior thereto, Senior Vice President (September 2004 to February 2005) AXA Equitable. Senior Vice
                               President (February 2005 to present) of AXA Financial Services, LLC. Senior Vice President / Group
                               Chief Information Officer (1996 to September 2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale            Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice President (June
                               1991 to present) AXA Equitable. Senior Vice President (since September 1999) AXA Financial Services
                               LLC. Director, Chairman and Chief Operating Officer, Casualty (September 1997 to August 2000).
                               Director, EREIM LP Corp. (October 1997 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine              Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005 to
                               present) of MONY Life and MONY America. Senior Vice President, Chief Compliance Officer and
                               Associate General Counsel (February 2005 to present) AXA Equitable. Senior Vice President, Chief
                               Compliance Officer and Associate General Counsel (February 2005 to present) of AXA Financial
                               Services, LLC. Vice President, Deputy General and Chief Litigation Counsel (2000 to February 2005) of
                               The MONY Group; prior thereto, Vice President and Chief Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson           Executive Vice President (since September 2005), MONY Life, MONY America and AXA Financial
                               Services, LLC. Executive Vice President (since September 2005), AXA Equitable. Director (since August
                               2005), AXA Advisors, LLC. Director, Chairman of the Board, President and Chief Executive Officer
                               (since August 2005), AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors
                               Insurance Agency of Alabama, LLC, AXA Distributors Insurance Agency of Massachusetts, LLC. Chief
                               Executive Officer (February 2003 to August 2005), John Hancock Financial Services / John Hancock
                               Funds. Co-Chief Executive Officer (March 2000 to June 2002), Met Life Investors Group.
------------------------------------------------------------------------------------------------------------------------------------


A(6)

------------------------------------------------------------------------------------------------------------------------------------
Name and
Principal Business Address     Business Experience Within the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver              Executive Vice President and General Counsel, MONY Life and MONY America (since July 2004);
                               Executive Vice President and General Counsel, MONY Holdings, LLC (since July 2004); Executive Vice
                               President (since September 2001) and General Counsel (since November 1999), AXA Equitable. Prior thereto, Senior Vice President (February 1995 to September 2001), Deputy General Counsel (October
                               1996 to November 1999). Executive Vice President and General Counsel (since September 2001), AXA
                               Financial; prior thereto, Senior Vice President and Deputy General Counsel (October 1996 to
                               September 2001). Executive Vice President (since September 2001) and General Counsel (since
                               November 1999), AXA Financial Services, LLC. Executive Vice President (since September 2001) and
                               General Counsel (since December 1999), AXA Life and Annuity Company. Director, Executive Vice
                               President and General Counsel (since July 2004), MONY Financial Services, Inc. Previously,
                               Director of AXA Advisors, LLC.
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            A(7)

Appendix B

--------------------------------------------------------------------------------
DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)





THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                      WHICH RELATE TO OUR
------------------------------------------------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2002; and
October 18, 1999, as previously supplemented on May 1, 1998 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements),
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005; May 1, 2005; June 10, 2005; June 17, 2005; August 31,
2005; February 23, 2006 .................................................   IL Protector(R) Policies

December 19, 1994; May 1, 1995 through May 1, 2000;
September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000;
June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001;
December 1, 2001(2); December 14, 2001; February 22, 2002; July 15, 2002;
August 20, 2002; December 15, 2002; January 6, 2003; March 1, 2003; May
1, 2003; May 15, 2003, November 24, 2003; February 10, 2004 (2
supplements); May 1, 2004; August 10, 2004; December 13, 2004;
February 4, 2005; February 23, 2005; May 1, 2005; (3 supplements); June
10, 2005; June 17, 2005; August 31, 2005; February 23, 2006 .............   Incentive Life Plus(SM) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; September 1, 2000;
February 9, 2001; September 4, 2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20, 2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1, 2003; May 15, 2003; November 24, 2003;
February 10, 2004 (2 supplements); May 1, 2004; August 10, 2004;
December 13, 2004; February 4, 2005; February 23, 2005; May 1, 2005; (3
supplements); June 10, 2005; June 17, 2005; August 31, 2005; February 23,
2006 ....................................................................   Survivorship 2000(SM) Policies

November 27, 1991 and May 1, 1993 through May 1, 2000 and
October 18, 1999, as previously supplemented on May 1, 1994 through May
1, 2002; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003;
May 15, 2003; November 24, 2003; February 10, 2004 (2 supplements);
May 1, 2004; August 10, 2004; December 13, 2004; February 4, 2005;
February 23, 2005; May 1, 2005; (2 supplements); June 10, 2005; June 25,
2005; August 31, 2005; February 23, 2006 ................................   Incentive Life 2000(SM) and Champion 2000 Policies


B(1)


August 29, 1989; February 27, 1991; May 1, 1990,
May 1, 1993 - May 1, 2000; and October 18, 1999, as previously supplemented on May 1, 1994 - May 1, 2002; May 12, 2000; June 23, 2000; September 1,
2000; December 29, 2000; January 17, 2001; February 9, 2001; September 4,
2001; December 14, 2001; February 22, 2002; July 15, 2002; August 20, 2002;
December 15, 2002; January 6, 2003; March 1, 2003; May 1, 2003; May 15,
2003; November 24, 2003; February 10, 2004 (2 supplements); May 1, 2004;
August 10, 2004; December 13, 2004; February 4, 2005; February 23, 2005;
May 1, 2005; (2 supplements); June 10, 2005; June 25, 2005; August 31, 2005;
February 23, 2006 ........................................................ Incentive Life(SM) Policies and Special Offer Policies(2)


----------
(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)  This supplement applies only to certain groups.

AXA Equitable Life Insurance Company

Variable Life Insurance Policies



Accumulator(R) Life             Incentive Life 2000
Paramount Life                  Champion 2000
IL Protector                    Incentive Life
IL COLI                         Survivorship Incentive Life
IL COLI '04                     Incentive Life '02
Incentive Life Plus             Survivorship Incentive Life '02
Survivorship 2000               Incentive Life '06



PROSPECTUS SUPPLEMENT DATED MAY 1, 2006
--------------------------------------------------------------------------------


This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2006, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2006), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer over the telephone by calling 1-800-777-6510 or via the Internet by visiting our website and enrolling in EQAccess. If you are an AXA Advisors client, our website is www.axaonline.com. All other clients may access EQAccess by visiting our other website at www.axa-equitable.com. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern) on September 30, 2006, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.





                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104

EVM 341 (5/06)                                                   132054 (5/06)
IF/NB                                                                   x01227

                                     PART II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies, AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

      The Supplement (in-force) dated May 1, 2006 consisting of 169 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

The signatures.

Written Consent of the following:

         Consent of PricewaterhouseCoopers LLP (See exhibit 6(a))

         Consent of KPMG LLP (See exhibit 6(b))

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

  1-A(1)(a)(i)      Certified resolutions re Authority to Market Variable Life
                    Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

  1-A(2)            Inapplicable.

  1-A(3)(a)         See Exhibit 1-A(8).

  1-A(3)(b)         Broker-Dealer and General Agent Sales Agreement, previously filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

  1-A(3)(c)         See Exhibit 1-A(8)(i).

  1-A(4)            Inapplicable.

  1-A(5)(a)         Modified Premium Variable Whole Life Insurance Policy
                    (90-400), previously filed with this Registration Statement
                    File No. 333-17671 on December 11, 1996.

  1-A(5)(b)         Name Change Endorsement (S.97-1), previously filed with this
                    Registration Statement File No. 333-17671 on December 11,
                    1996.

+ 1-A(5)(c)         Accidental Death Benefit Rider (R90-209), previously filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

+ 1-A(5)(d)         Term Insurance Rider on Additional Insured (R90-210),
                    previously filed with this Registration Statement File No.
                    333-17671 on December 11, 1996.

+ 1-A(5)(e)         Children's  Term  Insurance   Rider   (R90-211), previously
                    filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

+ 1-A(5)(f)         Disability Premium Waiver Rider (R90-213), previously filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

+ 1-A(5)(g)         Substitution of Insured Rider (R90-214), previously filed
                    with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

+ 1-A(5)(h)         Term Insurance Rider on Insured (R90-215), previously filed with this Registration Statement File No. 333-17671 on
                    December 11, 1996.

  1-A(5)(i)         Limitation on Amount of Insurance Rider (R90-211NY),
                    previously filed with this Registration Statement File No.
                    333-17671 on December 11, 1996.

  1-A(5)(j)         Accelerated Death Benefit Rider, previously filed with this
                    Registration Statement File No. 333-17671 on December 11,
                    1996.

  1-A(5)(k)         Free Look Rider, previously filed with this Registration
                    Statement File No. 333-17671 on December 11, 1996.

  1-A(6)(a)(i)      Declaration and Charter of Equitable, as amended January 1,
                    1997, previously filed with this Registration Statement
                    File No. 333-17671 on April 30, 1997.

  1-A(6)(a)(ii)     Restated Charter of AXA Equitable, as amended December 6,
                    2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31,
                    2005.

  1-A(6)(b)(i)      By-Laws of Equitable, as amended November 21, 1996,
                    previously filed with this Registration Statement File No.
                    333-17671 on April 30, 1997.

  1-A(6)(b)(ii)     By-Laws of AXA Equitable, as amended September 7, 2004,
                    incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

  1-A(7)            Inapplicable.

  1-A(8) Distribution and Servicing Agreement among Equico Securities Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

------------
+  State variations not included.

  1-A(8)(i)         Schedule of Commissions, previously filed with this
                    Registration Statement File No. 333-17671 on December 11,
                    1996.

  1-A(9)(a)         Agreement and Plan of Merger of Equitable Variable with and into Equitable dated September 19, 1996, previously filed with this Registration Statement File No. 333- 17671 on
                    December 11, 1996.

  1-A(9)(b)(i)      Form of Participation Agreement among EQ Advisors Trust,
                    Equitable, Equitable Distributors, Inc. (now AXA
                    Distributors LLC), and EQ Financial Consultants, Inc. (now
                    AXA Advisors, LLC), incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A
                    (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

  1-A(9)(b)(ii)     Form of Participation Agreement among EQ Advisors Trust,
                    Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors
                    Trust on Form N-1A (File Nos. 333-17217 and 811-07953),
                    filed on January 15, 2004.

  1-A(9)(c)         Form of Participation Agreement among AXA Premier VIP Trust,
                    The Equitable Life Assurance Society of the United States,
                    Equitable Distributors, Inc., AXA Distributors LLC, and AXA
                    Advisors, LLC, incorporated by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730, filed on
                    December 5, 2001.

  1-A(9)(d)         Form of Participation Agreement among The Equitable Life
                    Assurance Society of the United States, The Universal
                    Institutional Funds, Inc. and Morgan Stanley Investment
                    Management Inc., incorporated herein by reference to Exhibit
                    No. 1-A(9)(d) to Registration Statement File No. 333-17663, filed on October 8, 2002.

  1-A(9)(e)         Form of Participation Agreement among OCC Accumulation
                    Trust, The Equitable Life Assurance Society of the United
                    States, OCC Distributors LLC and OPCAP Advisors, LLC., incorporated herein by reference to Exhibit No. 1-A(9)(e) to Registration Statement File No. 333-17663, filed on October
                    8, 2002.

  1-A(10)(a)        Application EV4-200X, previously filed with this
                    Registration Statement File No. 333-17671 on December 11,
                    1996.

  1-A(10)(b)        Distribution Agreement for services by The Equitable Life
                    Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17671, on
                    April 19, 2001.

  1-A(10)(c)        Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17671, on
                    April 19, 2001.

  1-A(10)(d)        General Agent Sales Agreement dated January 1, 2000 between
                    The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration
                    Statement on Form N-4, File No. 2-30070, filed April 19,
                    2004.

  1-A(10)(e)        First Amendment to General Agent Sales Agreement dated
                    January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit
                    3(i) to the Registration Statement on Form N-4, File No.
                    2-30070, filed April 19, 2004.

  1-A(10)(f)        Second Amendment to General Agent Sales Agreement dated
                    January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit
                    3(j) to the Registration Statement on Form N-4, File No.
                    2-30070, filed April 19, 2004.

  1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

Other Exhibits:

  2(a)(i) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

  2(a)(ii) Opinion and Consent of Mary P. Breen, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17671 on April 30, 1997.

  2(a)(iii)         Opinion and Consent of William Schor, Vice President and
                    Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17671 on April
                    27, 1999.

  2(a)(iv) Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable, previously filed with this Registration Statement File No. 333-17671 on August 27, 1999.

  2(a)(v) Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable Life previously filed with this Registration Statement File No. 333-17671 April 27, 2000.

  2(a)(vi) Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable previously filed with this Registration Statement File No. 333-17671 on April 13, 2003.

  2(a)(vii)         Opinion and Consent of Dodie Kent, Vice President and
                    Counsel of AXA Equitable. Previously filed with this Registration Statement No. 333-17671 on April 27, 2004.

  2(b)(i) Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

  2(b)(ii) Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

  2(b)(iii)         Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President
                    of Equitable relating to Exhibits 2(b)(i) and 2(b)(ii), previously filed with this Registration Statement File No.
                    333-17671 on December 11, 1996.

  3                 Inapplicable.

  4                 Inapplicable.

  6(a)              Consent of PricewaterhouseCoopers LLP.

  6(b)              Consent of KPMG LLP.

  7(a) Powers of Attorney previously filed with this Registration Statement File No. 333-17671 on April 26, 2000.

  7(b) Powers of Attorney, incorporated herein by reference to Exhibit No. 10(a) to Registration Statement No. 2-30070 on Form N-4, filed on April 19, 2004.

  7(c)              Powers of Attorney, incorporated herein by reference to
                    Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

  7(d)              Powers of Attorney, incorporated herein by reference to
                    Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

  7(e)              Powers of Attorney, incorporated herein by reference to
                    Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

  7(f) Power of Attorney for Alvin H. Fenichel, incorporated herein by reference to Exhibit 10.(c) to Registration Statement on Form N-4 (File No. 333-127445), filed on November 16, 2005.

  7(g)              Powers of Attorney are filed herewith.

  8 Description of Equitable's Issuance, Transfer and Redemption Procedures for Modified Premium Variable Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333- 17671 on December 11, 1996.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 25th day of April, 2006.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY
                                     (REGISTRANT)

[SEAL]                               By:   AXA EQUITABLE LIFE
                                           INSURANCE COMPANY,
                                           (DEPOSITOR)

                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                              (Dodie Kent)
                                               Vice President and Counsel

Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
            Vice President and Assistant Secretary
            April 25, 2006

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 25th day of April, 2006.

                                            AXA EQUITABLE LIFE INSURANCE
                                            COMPANY
                                            DEPOSITOR

                                            By:  /s/ Dodie Kent
                                                --------------------------------
                                                    (Dodie Kent)
                                                     Vice President and Counsel

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board, President
                                    Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                  Senior Vice President and Controller

*DIRECTORS:

Bruce W. Calvert              Mary R. (Nina) Henderson     Scott D. Miller
Christopher M. Condron        James F. Higgins             Joseph H. Moglia
Henri de Castries             W. Edwin Jarmain             Peter J. Tobin
Denis Duverne                 Christina Johnson            Stanley B. Tulin

*By:  /s/ Dodie Kent
     -----------------------
         (Dodie Kent)
          Attorney-in-Fact
          April 25, 2006

                                  EXHIBIT INDEX

Exhibit No.                                                         TAG VALUE
-----------                                                         ---------
6(a)                 Consent of PricewaterhouseCoopers LLP           EX-99.6a

6(b)                 Consent of KPMG LLP                             EX-99.6b

7(g)                 Powers of Attorney                              EX-99.7g